UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2018

Item 1.    Reports to Stockholders

This filing is on behalf of five of the fifty-eight Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2018

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”) for the reporting period ended December 31, 2018.

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2018

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2018 and held until December 31, 2018. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2018”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2018” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2018	Ending Account Value Using Actual Return at December 31, 2018	Expenses Paid During the Six Months Ended December 31, 2018*	Beginning Account Value at July 1, 2018	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2018	Expenses Paid During the Six Months Ended December 31, 2018*	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1#@	$1,000.00	$944.64	$1.32	$1,000.00	$1,023.84	$1.38	0.27%
Class 3#@	$1,000.00	$943.10	$2.55	$1,000.00	$1,022.58	$2.65	0.52%
SA American Funds Global Growth
Class 1#@	$1,000.00	$882.61	$1.28	$1,000.00	$1,023.84	$1.38	0.27%
Class 3#@	$1,000.00	$881.63	$2.47	$1,000.00	$1,022.58	$2.65	0.52%
SA American Funds Growth
Class 1#@	$1,000.00	$907.05	$1.30	$1,000.00	$1,023.84	$1.38	0.27%
Class 3#@	$1,000.00	$907.36	$2.50	$1,000.00	$1,022.58	$2.65	0.52%
SA American Funds Growth-Income
Class 1#@	$1,000.00	$922.44	$1.31	$1,000.00	$1,023.84	$1.38	0.27%
Class 3#@	$1,000.00	$921.16	$2.57	$1,000.00	$1,022.53	$2.70	0.53%
SA American Funds VCP Managed Allocation†
Class 1#@	$1,000.00	$953.79	$1.33	$1,000.00	$1,023.84	$1.38	0.27%
Class 3#@	$1,000.00	$952.76	$2.56	$1,000.00	$1,022.58	$2.65	0.52%

†	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2018” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2018” and the “Annualized Expense Ratio” would have been lower.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2018” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds® Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust SA American Funds® Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies —100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	37,142,346	$790,760,548

TOTAL INVESTMENTS (cost $821,605,614)@	100.0%	790,760,548
Liabilities in excess of other assets	(0.0)	(34,439)

NET ASSETS	100.0%	$790,726,109

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$790,760,548	$—	$—	$790,760,548

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

SunAmerica Series Trust SA American Funds® Global Growth Portfolio

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust SA American Funds® Global Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
International Equity Investment Companies — 100.0%
American Funds Insurance Series® — Global Growth Fund, Class 1	13,734,818	$353,534,218

TOTAL INVESTMENTS (cost $346,652,188)@	100.0%	353,534,218
Other assets less liabilities	0.0	2,220

NET ASSETS	100.0%	$353,536,438

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$353,534,218	$—	$—	$353,534,218

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

7

SunAmerica Series Trust SA American Funds® Growth Portfolio

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust SA American Funds® Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series ® — Growth Fund, Class 1	4,368,068	$305,590,049

TOTAL INVESTMENTS (cost $297,918,952)@	100.0%	305,590,049
Liabilities in excess of other assets	(0.0)	(29,872)

NET ASSETS	100.0%	$305,560,177

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$305,590,049	$—	$—	$305,590,049

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

9

SunAmerica Series Trust SA American Funds® Growth-Income Portfolio

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust SA American Funds® Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2018

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,403,361	$245,258,564

TOTAL INVESTMENTS (cost $236,069,402)@	100.0%	245,258,564
Liabilities in excess of other assets	(0.0)	(28,706)

NET ASSETS	100.0%	$245,229,858

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$245,258,564	$—	$—	$245,258,564

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

11

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio#

PORTFOLIO PROFILE — December 31, 2018 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.
#	See Note 1

12

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio#

PORTFOLIO OF INVESTMENTS — December 31, 2018

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	141,465,171	$1,659,386,455

TOTAL INVESTMENTS (cost $1,665,026,969)@	100.0%	1,659,386,455
Other assets in excess of liabilities	0.0	116,797

NET ASSETS	100.0%	$1,659,503,252

@	See Note 3 for cost of investments on a tax basis.
#	See Note 1

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,659,386,455	$—	$—	$1,659,386,455

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018

	SA American Funds® Asset Allocation Portfolio	SA American Funds® Global Growth Portfolio	SA American Funds® Growth Portfolio	SA American Funds® Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio†
ASSETS:
Investment at value (unaffiliated)*	$790,760,548	$353,534,218	$305,590,049	$245,258,564	$1,659,386,455
Receivable for:
Fund shares sold	197,711	13,007,956	6,820,747	3,082,175	56
Investments sold	2,278,017	—	—	—	28,839,732
Prepaid expenses and other assets	4,719	4,695	4,688	4,680	4,560
Due from investment adviser for expense reimbursements/fee waivers	796,535	419,296	317,696	255,919	2,009,407

Total assets	794,037,530	366,966,165	312,733,180	248,601,338	1,690,240,210

LIABILITIES:
Payable for:
Fund shares redeemed	2,475,728	7,095	180,055	55,925	28,839,788
Investments purchased	—	13,000,861	6,640,692	3,026,250	—
Investment advisory and management fees	573,808	282,484	223,083	180,019	1,374,623
Service fees	168,591	74,313	65,556	52,893	361,712
Transfer agent fees	87	108	84	84	86
Trustees' fees and expenses	4,455	2,189	1,928	1,541	10,039
Other accrued expenses	88,752	62,677	61,605	54,768	150,710

Total liabilities	3,311,421	13,429,727	7,173,003	3,371,480	30,736,958

NET ASSETS	$790,726,109	$353,536,438	$305,560,177	$245,229,858	$1,659,503,252

NET ASSETS REPRESENTED BY:
Paid-in capital	822,400,600	345,332,849	298,847,450	238,726,644	1,658,856,830
Total distributable earnings (loss)	(31,674,491)	8,203,589	6,712,727	6,503,214	646,422

NET ASSETS	$790,726,109	$353,536,438	$305,560,177	$245,229,858	$1,659,503,252

Class 1 (unlimited shares authorized):
Net assets	$823,738	$114,550	$56,765	$47,259	$144,784
Shares of beneficial interest issued and outstanding	63,651	12,515	6,152	4,951	11,419
Net asset value, offering and redemption price per share	$12.94	$9.15	$9.23	$9.54	$12.68

Class 3 (unlimited shares authorized):
Net assets	$789,902,371	$353,421,888	$305,503,412	$245,182,599	$1,659,358,468
Shares of beneficial interest issued and outstanding	61,070,137	38,587,523	33,068,145	25,706,276	130,979,444
Net asset value, offering and redemption price per share	$12.93	$9.16	$9.24	$9.54	$12.67

* Cost
Investment securities (unaffiliated)	$821,605,614	$346,652,188	$297,918,952	$236,069,402	$1,665,026,969

†	See Note 1

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2018

	SA American Funds® Asset Allocation Portfolio	SA American Funds® Global Growth Portfolio	SA American Funds® Growth Portfolio	SA American Funds® Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio†
INVESTMENT INCOME:
Dividends (unaffiliated)	$15,266,072	$3,635,737	$2,325,793	$4,432,009	$31,769,868

Total investment income	15,266,072	3,635,737	2,325,793	4,432,009	31,769,868

EXPENSES:
Investment advisory and management fees	5,901,503	3,946,091	2,991,615	2,352,637	16,385,228
Service fees	1,734,202	1,038,122	879,377	691,465	4,311,561
Transfer agent fees	679	816	816	816	691
Custodian and accounting fees	11,968	11,953	11,943	11,953	11,988
Reports to shareholders	72,178	31,475	29,216	21,844	167,462
Audit and tax fees	25,438	25,438	25,438	25,438	45,439
Legal fees	12,380	9,746	12,045	10,439	49,996
Trustees' fees and expenses	19,463	11,833	10,037	7,910	48,872
Interest expense	11	61	10	78	30
Other expenses	10,213	12,838	9,650	12,396	23,216

Total expenses before fee waivers and expense reimbursements	7,788,035	5,088,373	3,970,147	3,134,976	21,044,483

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(4,165,767)	(2,907,646)	(2,111,728)	(1,660,685)	(12,073,325)

Net expenses	3,622,268	2,180,727	1,858,419	1,474,291	8,971,158

Net investment income (loss)	11,643,804	1,455,010	467,374	2,957,718	22,798,710

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	1,624,652	25,238,684	17,813,080	17,116,558	11,406,709
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	28,991,202	28,150,636	35,022,144	18,726,681	66,925,902

Net realized gain (loss) on investments	30,615,854	53,389,320	52,835,224	35,843,239	78,332,611

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(85,420,834)	(88,215,937)	(51,046,007)	(42,126,160)	(193,244,936)

Net realized and unrealized gain (loss) on investments	(54,804,980)	(34,826,617)	1,789,217	(6,282,921)	(114,912,325)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(43,161,176)	$(33,371,607)	$2,256,591	$(3,325,203)	$(92,113,615)

†	See Note 1

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds® Asset Allocation Portfolio		SA American Funds® Global Growth Portfolio		SA American Funds® Growth Portfolio
	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,643,804	$6,505,474	$1,455,010	$1,438,313	$467,374	$664,748
Net realized gain (loss) on investments	30,615,854	17,228,619	53,389,320	32,191,902	52,835,224	54,264,387
Net unrealized gain (loss) on investments	(85,420,834)	30,861,936	(88,215,937)	83,958,038	(51,046,007)	29,387,966

Net increase (decrease) in net assets resulting from operations	(43,161,176)	54,596,029	(33,371,607)	117,588,253	2,256,591	84,317,101

DISTRIBUTIONS TO SHAREHOLDERS FROM: (1)
Distributable earnings — Class 1	(69,708)	(2,813)	(28,781)	(12,696)	(109,469)	(14,029)
Distributable earnings — Class 3	(65,164,367)	(11,127,633)	(85,129,035)	(45,779,751)	(99,439,357)	(38,930,483)

Total distributions to shareholders	(65,234,075)	(11,130,446)	(85,157,816)	(45,792,447)	(99,548,826)	(38,944,512)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	350,585,083	232,963,007	32,526,086	(44,098,574)	51,994,160	(16,304,257)

TOTAL INCREASE (DECREASE) IN NET ASSETS	242,189,832	276,428,590	(86,003,337)	27,697,232	(45,298,075)	29,068,332

NET ASSETS:
Beginning of period	548,536,277	272,107,687	439,539,775	411,842,543	350,858,252	321,789,920

End of period	$790,726,109	$548,536,277	$353,536,438	$439,539,775	$305,560,177	$350,858,252

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the December 31, 2017 annual report.

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	$(900)	$(1,158)	$(621)
Net investment income — Class 3	(3,444,387)	(3,932,655)	(1,521,460)
Net realized gain on securities — Class 1	(1,913)	(11,538)	(13,408)
Net realized gain on securities — Class 3	(7,683,246)	(41,847,096)	(37,409,023)

Total distributions to shareholders	$(11,130,446)	$(45,792,447)	$(38,944,512)

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds® Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio†
	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,957,718	$2,905,679	$22,798,710	$3,813,361
Net realized gain (loss) on investments	35,843,239	36,480,301	78,332,611	17,296,853
Net unrealized gain (loss) on investments	(42,126,160)	15,106,865	(193,244,936)	171,521,312

Net increase (decrease) in net assets resulting from operations	(3,325,203)	54,492,845	(92,113,615)	192,631,526

DISTRIBUTIONS TO SHAREHOLDERS FROM: (1)
Distributable earnings — Class 1	(90,252)	(16,133)	(10,534)	(3,107)
Distributable earnings — Class 3	(67,588,654)	(37,100,272)	(115,944,064)	(41,633,047)

Total distributions to shareholders	(67,678,906)	(37,116,405)	(115,954,598)	(41,636,154)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	34,918,155	5,166,595	212,935,683	287,949,004

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,085,954)	22,543,035	4,867,470	438,944,376

NET ASSETS:
Beginning of period	281,315,812	258,772,777	1,654,635,782	1,215,691,406

End of period	$245,229,858	$281,315,812	$1,659,503,252	$1,654,635,782

†	See Note 1
(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the December 31, 2017 annual report.

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	$(1,915)	$(877)
Net investment income — Class 3	(4,254,146)	(11,200,128)
Net realized gain on securities — Class 1	(14,218)	(2,230)
Net realized gain on securities — Class 3	(32,846,126)	(30,432,919)

Total distributions to shareholders	$(37,116,405)	$(41,636,154)

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of fifty-eight separate investment series, five of which are included in this report: SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds® Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds® Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds® Growth Portfolio	American Funds® Growth Fund
SA American Funds® Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

Effective December 17, 2018, the SA American Fund VCP Managed Allocation Portfolio changed the master fund in which it invests all or substantially all of its assets to the Class P1 shares of the AFIS Managed Risk Growth-Income Fund, another portfolio offered by AFIS. In turn, the Master Managed Risk Growth-Income Fund pursues its investment objectives by investing in shares of two underlying funds, the AFIS — Growth-Income Fund and the AFIS — Bond Fund. In addition, on the same effective date, the Portfolio changed its name to SA American Funds VCP Managed Allocation Portfolio.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds® Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds® Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

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The SA American Funds® Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The SA American Funds® Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds® VCP Managed Allocation Portfolio seeks long-term growth of capital and income while seeking to manage volatility and provide downside protection all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income FundSM (“the Master Managed Risk Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Growth-Income Fund invests in the shares of an underlying fund, the American Funds Growth-Income Fund and American Funds — Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of

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markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2018, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each AFIS fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 – 2017 or expected to be taken in each Portfolio’s 2018 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

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New Accounting Pronouncements:    In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2018
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds® Asset Allocation	$—	$553,902	$(32,228,393)	$20,798,886	$44,435,189
SA American Funds® Global Growth	—	3,059,828	5,143,764	4,571,473	80,586,343
SA American Funds® Growth	—	1,646,364	5,066,362	3,095,423	96,453,403
SA American Funds® Growth-Income	—	1,227,416	5,275,799	7,155,075	60,523,831
SA American Funds VCP Managed Allocation	—	6,350,918	(5,704,496)	26,612,070	89,342,528

	For the year ended December 31, 2017
	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
SA American Funds® Asset Allocation	$3,445,287	$7,685,159
SA American Funds® Global Growth	3,933,813	41,858,634
SA American Funds® Growth	1,522,081	37,422,431
SA American Funds® Growth-Income	4,256,061	32,860,344
SA American Funds VCP Managed Allocation	11,201,005	30,435,149

For the year ended December 31, 2018, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to short-term capital gain distributions from underlying funds were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA American Funds® Asset Allocation	$2,421,722	$(2,421,722)	$—
SA American Funds® Global Growth	1,679,432	(1,679,432)	—
SA American Funds® Growth	1,141,813	(1,141,813)	—
SA American Funds® Growth-Income	1,073,108	(1,073,108)	—
SA American Funds VCP Managed Allocation	68,381	(68,381)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
SA American Funds® Asset Allocation	$—	$(32,228,393)	$(32,228,393)	$822,988,941
SA American Funds® Global Growth	6,882,030	(1,738,266)	5,143,764	348,390,454
SA American Funds® Growth	7,671,097	(2,604,735)	5,066,362	300,523,687
SA American Funds® Growth-Income	9,189,162	(3,913,363)	5,275,799	239,982,765
SA American Funds VCP Managed Allocation	—	(5,704,496)	(5,704,496)	1,665,090,951

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. All required changes have been made in accordance with the Act.

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered

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into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds® Asset Allocation	0.85%
SA American Funds® Global Growth	0.95%
SA American Funds® Growth	0.85%
SA American Funds® Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2018, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds® Asset Allocation	$4,165,767
SA American Funds® Global Growth	2,907,646
SA American Funds® Growth	2,111,728
SA American Funds® Growth-Income	1,660,685
SA American Funds VCP Managed Allocation	12,073,325

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2019; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%

With the exception of advisory fee waivers, for the year ended December 31, 2018, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.

With the exception of advisory fee waivers, any contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended December 31, 2018, no amount was repaid to the Adviser, and there is no remaining balance subject to recoupment.

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the year ended December 31, 2018, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2018, service fees were paid (see Statement of Operations) based on the aforementioned rate.

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Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2018 were as follows:

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds® Asset Allocation	$286,135,643	$4,664,759	$—	$—
SA American Funds® Global Growth	19,271,059	74,135,056	—	—
SA American Funds® Growth	12,747,290	62,348,620	—	—
SA American Funds® Growth-Income	9,889,130	44,274,709	—	—
SA American Funds VCP Managed Allocation	1,852,911,192	1,765,833,500	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds® Asset Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	52,481	$780,275	5,574	$82,324	22,949,626	$340,660,811	18,442,623	$263,715,938
Reinvested dividends	5,231	69,708	194	2,813	4,888,668	65,164,367	769,720	11,127,633
Shares redeemed	(7,602)	(111,490)	(3)	(56)	(3,786,337)	(55,978,588)	(2,962,605)	(41,965,645)

Net increase (decrease)	50,110	$738,493	5,765	$85,081	24,051,957	$349,846,590	16,249,738	$232,877,926

	SA American Funds® Global Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	2,635,695	$29,221,552	1,300,899	$16,561,311
Reinvested dividends	2,919	28,781	1,003	12,696	8,620,825	85,129,035	3,625,447	45,779,751
Shares redeemed		—	—	—	(6,238,775)	(81,853,282)	(8,297,188)	(106,452,332)

Net increase (decrease)	2,919	$28,781	1,003	$12,696	5,017,745	$32,497,305	(3,370,842)	$(44,111,270)

	SA American Funds® Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,151	$256,449	—	$—	2,459,680	$30,429,416	1,678,023	$21,538,241
Reinvested dividends	10,706	109,469	1,124	14,029	9,600,058	99,439,357	3,127,346	38,930,483
Shares redeemed	(32,725)	(296,658)	—	—	(5,731,612)	(77,943,873)	(5,931,545)	(76,787,010)

Net increase (decrease)	(3,868)	$69,260	1,124	$14,029	6,328,126	$51,924,900	(1,126,176)	$(16,318,286)

	SA American Funds® Growth-Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,101	$246,681	—	$—	1,941,502	$24,389,551	1,567,938	$20,491,708
Reinvested dividends	8,580	90,252	1,303	16,133	6,367,095	67,588,654	3,004,175	37,100,272
Shares redeemed	(31,486)	(296,070)	—	—	(4,315,963)	(57,100,913)	(3,983,027)	(52,441,518)

Net increase (decrease)	(4,805)	$40,863	1,303	$16,133	3,992,634	$34,877,292	589,086	$5,150,462

24

	SA American Funds VCP Managed Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,102	$30,066	424	$6,044	15,039,627	$215,370,662	21,295,344	$292,102,492
Reinvested dividends	821	10,534	221	3,107	9,065,032	115,944,064	2,971,397	41,633,047
Shares redeemed	(50)	(664)	—	—	(8,573,779)	(118,418,979)	(3,296,948)	(45,795,686)

Net increase (decrease)	2,873	$39,936	645	$9,151	15,530,880	$212,895,747	20,969,793	$287,939,853

Note 7.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2018, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA American Funds® Asset Allocation	1	$11	$128,055	3.17%
SA American Funds® Global Growth	2	61	307,096	3.55
SA American Funds® Growth	1	10	100,785	3.53
SA American Funds® Growth-Income	2	78	398,151	3.55
SA American Funds VCP Managed Allocation	1	30	345,415	3.17

At December 31, 2018, there were no borrowings outstanding.

Note 8.  Transactions with Affiliates

At December 31, 2018, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds® Asset Allocation	5.54%	91.33%	3.13%
SA American Funds® Global Growth	4.92%	94.62%	0.46%
SA American Funds® Growth	4.93%	94.38%	0.69%
SA American Funds® Global-Income	5.27%	93.45%	1.28%
SA American Funds VCP Managed Allocation	9.49%	87.74%	2.77%

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds® Asset Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%
12/31/17	13.11	0.23	1.88	2.11	(0.12)	(0.25)	(0.37)	14.85	16.10	201	0.28		1.64		1
12/31/18	14.85	0.32	(0.99)	(0.67)	(0.44)	(0.80)	(1.24)	12.94	(4.58)	824	0.27		2.30		1

SA American Funds® Asset Allocation Portfolio Class 3
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55		1.20		11
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55		1.44		8
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53		1.69		1
12/31/18	14.81	0.24	(0.95)	(0.71)	(0.37)	(0.80)	(1.17)	12.93	(4.86)	789,902	0.52		1.68		1

SA American Funds® Global Growth Portfolio Class 1
09/26/16#-12/31/16	11.64	0.09	(0.58)	(0.49)	—	—	—	11.15	(4.21)	96	0.29	†	2.92	†	10
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28		0.64		1
12/31/18	13.13	0.09	(1.23)	(1.14)	(0.22)	(2.62)	(2.84)	9.15	(9.12)	115	0.27		0.68		5

SA American Funds® Global Growth Portfolio Class 3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53		0.33		1
12/31/18	13.09	0.05	(1.21)	(1.16)	(0.15)	(2.62)	(2.77)	9.16	(9.28)	353,422	0.53		0.35		5

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
Portfolio	12/14	12/15	12/16		12/17	12/18	12/14	12/15	12/16		12/17	12/18
SA American Funds® Asset Allocation Class 1	—%	—%	0.89	%†	0.88%	0.87%	—%	—%	4.75	%†	1.04%	1.70%
SA American Funds® Asset Allocation Class 3	1.15	1.15	1.14		1.13	1.12	0.60	0.84	0.92		1.09	1.08
SA American Funds® Global Growth Class 1	—	—	0.99	†	0.98	0.97	—	—	2.22	†	(0.06)	(0.02)
SA American Funds® Global Growth Class 3	1.23	1.23	1.23		1.23	1.23	0.14	0.00	(0.08)		(0.37)	(0.35)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds® Growth Portfolio Class 1
09/26/16#-12/31/16	$11.24	$0.08	$0.23	$0.31	$—	$—	$—	$11.55	2.76%	$103	0.30	%†	2.63	%†	4%
12/31/17	11.55	0.06	3.12	3.18	(0.07)	(1.51)	(1.58)	13.15	28.24	132	0.28		0.48		1
12/31/18	13.15	(0.32)	0.41	0.09	(0.19)	(3.82)	(4.01)	9.23	(0.40)	57	0.27		(2.25)		4

SA American Funds® Growth Portfolio Class 3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54		0.19		1
12/31/18	13.12	0.02	0.04	0.06	(0.12)	(3.82)	(3.94)	9.24	(0.55)	305,503	0.53		0.13		4

SA American Funds® Growth-Income Portfolio Class 1
09/26/16#-12/31/16	11.83	0.16	0.26	0.42	—	—	—	12.25	3.55	104	0.29	†	4.89	†	3
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29		1.38		2
12/31/18	12.99	0.06	(0.17)	(0.11)	(0.41)	(2.93)	(3.34)	9.54	(1.86)	47	0.28		0.45		4

SA American Funds® Growth-Income Portfolio Class 3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54		0.99		10
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54		1.00		13
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54		1.06		2
12/31/18	12.95	0.14	(0.28)	(0.14)	(0.34)	(2.93)	(3.27)	9.54	(2.05)	245,183	0.53		1.07		4

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
Portfolio	12/14	12/15	12/16		12/17	12/18	12/14	12/15	12/16		12/17	12/18
SA American Funds® Growth Class 1	—%	—%	0.90	%†	0.88%	0.87%	—%	—%	2.03	%†	(0.12)%	(2.85)%
SA American Funds® Growth Class 3	1.14	1.14	1.13		1.14	1.13	0.30	(0.28)	(0.11)		(0.41)	(0.47)
SA American Funds® Growth-Income Class 1	—	—	0.89	†	0.89	0.88	—	—	4.29	†	0.78	(0.15)
SA American Funds® Growth-Income Class 3	1.14	1.14	1.14		1.14	1.13	0.39	0.40	0.59		0.46	0.47

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds VCP Managed Allocation Portfolio Class 1@
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%
12/31/17	12.87	0.07	1.82	1.89	(0.11)	(0.28)	(0.39)	14.37	14.78	123	0.27		0.51		2
12/31/18	14.37	0.22	(0.92)	(0.70)	(0.28)	(0.71)	(0.99)	12.68	(4.89)	145	0.27		1.56		103

SA American Funds VCP Managed Allocation Portfolio Class 3@
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52		0.26		2
12/31/18	14.33	0.19	(0.93)	(0.74)	(0.21)	(0.71)	(0.92)	12.67	(5.12)	1,659,358	0.52		1.32		103

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
Portfolio	12/14	12/15	12/16		12/17	12/18	12/14	12/15	12/16		12/17	12/18
SA American Funds VCP Managed Allocation Class 1	—%	—%	0.98	%†	0.97%	0.97%	—%	—%	0.70	%†	(0.19)%	0.86%
SA American Funds VCP Managed Allocation Class 3	1.25	1.23	1.23		1.22	1.22	(0.94)	0.88	0.46		(0.44)	0.61

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth-Income Portfolio, SA American Funds® Growth Portfolio and SA American Funds VCP Managed Allocation Portfolio (formerly SA American Funds VCP Managed Asset Allocation Portfolio)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth-Income Portfolio, SA American Funds® Growth Portfolio and SA American Funds VCP Managed Allocation Portfolio (formerly SA American Funds VCP Managed Asset Allocation Portfolio) (constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2019

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

29

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2018 (unaudited)

At a meeting held on October 10, 2018, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and VCP Managed Asset Allocation Portfolio (collectively, the “Portfolios”) the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust; and

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio and manages the daily business affairs of the Trust, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance and other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

30

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2018 (unaudited) (continued)

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The performance information included annualized returns for the period since inception and the one-, three-, five-and ten-year periods, as applicable, ended June 30, 2018 from Broadridge and performance information as of June 30, 2018 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

The Boards considered that certain Portfolios pay advisory fees indirectly to Capital Research & Management Company (“Capital Research”) through their investment in the master funds. The Boards further considered the amount of such fees and the amount of the management fees paid to SAAMCo and determined that the amounts paid to SAAMCo by such Portfolios were reasonable in light of the services performed by SAAMCo.

•

SA American Funds® Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA American Funds® Global Growth Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board considered that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.70% of its investment advisory fee.

31

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2018 (unaudited) (continued)

The Board considered that the Portfolio outperformed its benchmark index for the three- and five-year periods but performed below that index for the one-year period. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Growth-Income Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA American Funds® Growth Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio performed above its benchmark index for the three-year period but below that index for the one-, five- and ten-year periods. The Board further considered that the Portfolio performed above the median of its Performance Group for the three-year period but below the medians for the one-, five- and ten-year periods. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® VCP Managed Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that actual management fees were below the median of its Expense Group. The Board also noted that total expenses were above the median of its Expense Group. The Board further noted that SAAMCo has contractually agreed to waive 0.70% of its advisory fee and that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio outperformed its benchmark index for the one- and three-year periods and slightly below the index for the five-year period. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

32

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2018 (unaudited) (continued)

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“U.S. Life”) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer’s participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios’ Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SAAMCo’s profitability was generally in the range of the profitability of companies contained in the report.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

33

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett F. Bouton Age: 74	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	77	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 79	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	77	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 70	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003-Present).	77	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012-Present).

Gilbert T. Ray Age: 74	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	77	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002-2016); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004-Present); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-2016).

Allan L. Sher Age: 87	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	77	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 70	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	77	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Healthnet International, Inc. (business services) (2000-2016).
Interested Trustee

Peter Harbeck (2) Age: 64	Trustee	2014 – Present	President (1995-Present), CEO (1997-Present) and Director, (1992-Present), SAAMCo; Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc., (2004-2016).	150	None

34

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 50	President	2007 – Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2004-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Kathleen D. Fuentes Age: 49	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2004-Present).	N/A	N/A

Christopher C. Joe Age: 49	Chief Compliance Officer	2017-Present	Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Gregory N. Bressler Age: 52	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age 52	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present); Senior Vice President, SAAMCo (2014-Present).	N/A	N/A

Shawn Parry Age: 46	Vice President and Assistant Treasurer	2014 – Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present).	N/A	N/A

Donna McManus Age: 57	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 47	Anti-Money Laundering Compliance Officer	2006 – Present	Acting Chief Compliance Officer (2016-2017); Chief Compliance Officer, SAAMCo (2006-Present) and Vice President, SAAMCo (2011 to Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (58 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (5 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Specialty Series (6 funds), VALIC Company I (34 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the 1940 Act, because he serves as President, CEO and Director of SAAMCo and Director of ACS.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

35

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2018.

During the year ended December 31, 2018 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains*	Qualifying% for the 70% Dividends Received Deduction

SA American Funds® Asset Allocation Portfolio Class 1	$1.24	$0.44	$—	$0.80	64.47%

SA American Funds® Asset Allocation Portfolio Class 3	1.17	0.37	—	0.80	64.47

SA American Funds® Global Growth Portfolio Class 1	2.84	0.22	—	2.62	96.41

SA American Funds® Global Growth Portfolio Class 3	2.77	0.15	—	2.62	96.41

SA American Funds® Growth Portfolio Class 1	4.01	0.19	—	3.82	100.00

SA American Funds® Growth Portfolio Class 3	3.94	0.12	—	3.82	100.00

SA American Funds® Growth-Income Portfolio Class 1	3.34	0.41	—	2.93	100.00

SA American Funds® Growth-Income Portfolio Class 3	3.27	0.34	—	2.93	100.00

SA American Funds VCP Managed Allocation Portfolio Class 1	0.99	0.28	—	0.71	100.00

SA American Funds VCP Managed Allocation Portfolio Class 3	0.92	0.21	—	0.71	100.00

*	Short-term capital gains are treated as ordinary income for tax purposes

36

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2018.

The following graphs and tables show the performance of the Portfolios at the SunAmerica Series Trust Feeder Funds level and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indexes.

The SA American Funds portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

37

American Funds

SA American Funds Asset Allocation Portfolio — Class 3

SA American Funds® Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/2018
	Class 1*	Class 3*
1-year	-4.58%	-4.86%
5-Year	N/A	5.02%
10-Year	N/A	9.80%
Since Inception	5.52%	5.80%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

3	The Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Asset Allocation Portfolio — Class 3 (Feeder Fund), which is a mix of stocks and bonds, returned -4.86% for the twelve months ended December 31, 2018. The S&P 500® Index declined -4.38% over the same period, while the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.01%. The Blended Index (60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index) decreased -2.35%. The American Funds Asset Allocation Fund — Class 1 (Master Fund), which is a mix of stocks and bonds, returned -4.35% for the annual period.

U.S. equities declined for the first time since 2008. Concerns over trade conflicts, slowing global growth and high valuations contributed to persistent volatility. Energy and materials companies were further pressured by falling commodity prices. While growth-oriented stocks performed relatively better than defensive stocks, many companies experienced wild swings throughout the year. In a turbulent year, a fourth quarter rally helped bonds outperform other asset classes.

Investments in the health care sector, one of the Master Fund’s largest sector holdings, contributed to the Master Fund’s returns. Molina Healthcare, UnitedHealth Group and Express Scripts boosted results, as all three companies had double-digit returns, which were on the back of strong third-quarter earnings for UnitedHealth Group and Express Scripts. On the downside, energy stocks detracted from returns as oil prices slipped due to fears of growing U.S. output and weaker global demand. The Master Fund’s fixed income holdings were also a drag on returns due to curve positioning.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

American Funds

SA American Funds Global Growth Portfolio — Class 3

SA American Funds® Global Growth Portfolio
Average Annual Total Returns as of 12/31/2018
	Class 1*	Class 3*
1-Year	-9.12%	-9.28%
5-Year	N/A	5.36%
10-Year	N/A	11.36%
Since Inception	6.15%	6.78%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,400 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Global Growth Portfolio — Class 3 (Feeder Fund) returned -9.28% for the twelve months ended December 31, 2018, compared with a -9.42% decrease for the MSCI ACWI (net) Index. The American Funds Global Growth Fund — Class 1 (Master Fund) returned -8.81% for the annual period.

Global stocks, as measured by the MSCI ACWI (net) Index, ended the year in negative territory hurt by slowing economic growth, increased volatility and higher interest rates in the United States. While ongoing turmoil over the United Kingdom’s departure from the European Union weighed on European stocks, a combination of a stronger U.S. dollar and heightened U.S.-China trade frictions impacted emerging markets equities. Cyclical stocks posted the biggest losses, underscored by double-digit declines in the financials, industrials and materials sectors.

An eclectic mix of financials and consumer discretionary investments boosted the Master Fund’s relative returns. Amazon reported strong third-quarter earnings that beat analyst estimates thanks to its cloud and advertising segments, and was the top contributor to relative returns. Investments in information technology were the biggest drag on relative results led by AAC Technologies Holdings, Tencent and Facebook, losing ground as a broad selloff continued in the formerly high-flying sector. On a geographic basis, stocks of companies domiciled in the U.S., Germany and India were additive to relative results, while stocks of companies based in the U.K., China and Brazil lagged.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

American Funds

SA American Funds Growth Portfolio — Class 3

SA American Funds® Growth Portfolio
Average Annual Total Returns as of 12/31/2018
	Class 1*	Class 3*
1-year	-0.40%	-0.55%
5-Year	N/A	9.88%
10-Year	N/A	14.38%
Since Inception	12.75%	7.89%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth Portfolio — Class 3 (Feeder Fund) returned -0.55% for the twelve months ended December 31, 2018, compared with a -4.38% decline in the S&P 500® Index. The American Funds Growth Fund — Class 1 (Master Fund) returned -0.01% for the annual period.

U.S. equities declined for the first calendar year since 2008. Concerns over trade conflicts, slowing global growth and high valuations contributed to persistent volatility. Energy and materials companies were further pressured by falling commodity prices. While growth-oriented stocks performed relatively better than defensive stocks, many companies experienced wild swings throughout the year.

Investments in the information technology and consumer discretionary sectors boosted the Master Fund’s returns. Among the Master Fund’s top contributors to returns (posting double-digit gains) was consumer discretionary company Amazon and information technology company ServiceNow. While Amazon reported strong third-quarter earnings that beat analyst estimates thanks to its cloud and advertising segments, ServiceNow benefited from increased demand for cloud services. Exposure to the energy sector detracted from results as oil prices plummeted on concerns of excess supply.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

40

American Funds

SA American Funds Growth-Income Portfolio — Class 3

SA American Funds® Growth-Income Portfolio
Average Annual Total Returns as of 12/31/2018
	Class 1*	Class 3*
1-Year	-1.86%	-2.05%
5-Year	N/A	8.20%
10-Year	N/A	12.64%
Since Inception	10.11%	6.98%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth-Income Portfolio — Class 3 (Feeder Fund) returned -2.05% for the 12 months ended December 31, 2018, while the S&P 500® Index declined -4.38% over the same period. The American Funds Growth-Income Fund — Class 1 (Master Fund) returned -1.55% for the annual period.

U.S. equities declined for the first calendar year since 2008. Concerns over trade conflicts, slowing global growth and high valuations contributed to persistent volatility. Energy and materials companies were further pressured by falling commodity prices. While growth-oriented stocks performed relatively better than defensive stocks, many companies experienced wild swings throughout the year.

The Master Fund investments in the consumer discretionary sector contributed the most to returns. Among consumer discretionary companies, Amazon reported strong third-quarter earnings that beat analyst estimates thanks to its cloud and advertising segments. On the downside, investments in the energy sector, such as EOG Resources and Schlumberger, detracted from the Master Fund’s results as oil prices plummeted on concerns of a glut.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

41

American Funds

SA American Funds VCP Managed Allocation Portfolio@ — Class 3

SA American Funds VCP Managed Allocation Portfolio
Average Annual Total Returns as of 12/31/2018
	Class 1*	Class 3*
1-year	-4.89%	-5.12%
5-Year	N/A	3.32%
Since Inception	4.71%	5.89%
*	Inception date for Class 1: 09/26/16; Class 3: 10/15/12.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

3	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
4

Effective December 17, 2018, the Portfolio changed its index to S&P 500® Managed Risk Index - Moderate. The S&P 500® Managed Risk Index — Moderate is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. The Portfolio changed its Index because the new benchmark is more consistent with the subadvisor’s investment strategy and style.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds VCP Managed Allocation Portfolio — Class 3 (Feeder Fund) (formerly, SA American Funds VCP Managed Asset Allocation Portfolio — Class 3) returned -5.12% for the twelve months ended December 31, 2018.

For the period starting January 1, 2018 to December 17, 2018 the SA American Funds VCP Managed Allocation Portfolio — Class 3 (Feeder Fund) (formerly, SA American Funds VCP Managed Asset Allocation Portfolio — Class 3) returned -4.78%. The S&P 500® Index declined -2.96% over the same period, while the Bloomberg Barclays U.S. Aggregate Bond Index declined -0.72%. A blend of the two indexes, the 60%/40% S&P® 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index decreased -1.82%. The American Funds Managed Risk Asset Allocation Fund — Class P1 (Master Fund) declined -4.32% for the period.

The SA American Funds VCP Managed Asset Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series Managed Risk Asset Allocation Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Fund’s results can be expected to lag those of the Master Fund’s underlying fund.

42

The underlying American Funds Insurance Series Asset Allocation Fund’s investments in the energy sector hindered results the most, while cash holdings and underlying investments in the industrials sector contributed the most to relative returns.

For the period starting December 18, 2018 to December 31, 2018 the SA American Funds VCP Managed Allocation Portfolio — Class 3 (Feeder Fund) (formerly, SA American Funds VCP Managed Asset Allocation Portfolio — Class 3) returned -0.35%. The S&P 500® Managed Risk Index — Moderate Index declined -0.66% over the same period. The American Funds Managed Risk Growth-Income Fund — Class P1 (Master Fund) declined -0.34% for the period.

The SA American Funds VCP Managed Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series Managed Risk Growth-Income Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund and American Funds Insurance Series Bond Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Fund’s results can be expected to lag those of the Master Fund’s underlying fund.

The underlying American Funds Insurance Series Growth-Income Fund’s underlying investments in the information technology sector contributed the most to relative returns, while investments in the industrials sector hindered results the most. The underlying American Funds Insurance Series Bond Fund’s fixed income investments in the credit sector hindered results the most and more than offset any benefit from being long duration as rates fell.

@	See Note 1

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

43

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

44

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.12 (2/19)

American Funds Insurance Series®

Annual report
for the year ended
December 31, 2018

CAPITAL GROUP® | AMERICAN FUNDS®

We believe in investing in global companies for the long term.

American Funds Insurance Series® Annual report for the year ended December 31, 2018

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

46	Global Growth Fund

48	Global Small Capitalization Fund

52	Growth Fund

55	International Fund

58	New World Fund®

61	Blue Chip Income and Growth Fund

64	Global Growth and Income Fund

67	Growth-Income Fund

70	International Growth and Income Fund

73	Capital Income Builder®

78	Asset Allocation Fund

84	Global Balanced Fund

90	Bond Fund

96	Global Bond Fund

103	High-Income Bond Fund

107	Mortgage Fund

111	Ultra-Short Bond Fund

112	U.S. Government/AAA-Rated Securities Fund

117	Managed Risk Growth Fund

119	Managed Risk International Fund

121	Managed Risk Blue Chip Income and Growth Fund

123	Managed Risk Growth-Income Fund

125	Managed Risk Asset Allocation Fund

126	Financial statements

Fellow investors:

Global equity markets, pressured by rising interest rates and a slowing global economy, fell on an annual basis for the first time since 2015, as measured by the

9.42% decline in the MSCI ACWI (All Country World Index).1,2 Tighter monetary policy, potentially peaking earnings and a brewing trade war involving the U.S., China and Europe reverberated around the world, halting one of the longest-running bull markets in history.

Despite strong corporate earnings and economic growth boosted by tax cuts early in the year, a decline of 4.50% was recorded by the MSCI USA Index.1,3 The nation’s GDP is estimated to have grown at an annualized 3.4% in the third quarter with the U.S. unemployment rate remaining at 3.7% in November, the lowest level in nearly 50 years. However, a series of trade-related issues between the U.S. and China that elevated geopolitical tensions, combined with political turmoil and high valuation in the U.S., contributed to a decline in the fourth quarter that wiped out the gains of the previous three quarters. Meanwhile, the Federal Reserve raised the benchmark federal funds rate to a range of 2.25% to 2.50%. The Fed continued on its path to reduce the size of its balance sheet and raised rates by a quarter percentage point four times over the past 12 months. This added to investor unease by the time they got to the fourth increase.

In Europe, worries over trade, delays in reaching a separation agreement between the U.K. and the European

Union, and a general retreat in favor of U.S. equities hurt markets. The MSCI Europe Index1 fell 14.86% with Germany (-22.17%), Italy (-17.75%), France (-12.76%) and the U.K. (-14.15%) all registering double-digit losses. In an unexpected shift from the prior year, the European economy lurched to a near halt. Deteriorating trade relations also weighed on European stocks, given the region’s dependence on international trade. Adding to those concerns, the European Central Bank ended its bond-buying stimulus program in December, removing a degree of support for the economy. As business sentiment dropped, eurozone economic growth slowed to an annualized 0.6% in the third quarter, down from 2.3% at the end of 2017. Elsewhere among developed markets, Japanese equities declined 12.88% as the economy stumbled, contracting for the first time since 2015. Private consumption faltered and output declined, owing partly to natural disasters that hurt exports and tourism.

Emerging markets stocks also fell (the MSCI Emerging Markets Investable Market Index1,4 was down 15.05%), dragged down by China’s weakening economy, heightened U.S.-China trade frictions and a rally in the U.S. dollar. In China, selling intensified as the economy decelerated and its trade clash with the U.S. escalated. Chinese stocks (-18.74%) posted their worst annual return since 2011, as shares of their leading technology-related companies fell from lofty levels. Individual market economies

All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes.

[1]	Source: MSCI.
[2]

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends net of withholding taxes.

[3]

The MSCI USA Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market. Results reflect dividends gross of withholding taxes.

[4]

MSCI Emerging Markets Investable Market Index (IMI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of the large-, mid-, and small-capitalization segments of more than 20 emerging equity markets. Results reflect dividends net of withholding taxes.

American Funds Insurance Series      1

— Brazil and Turkey most notably — were impacted by idiosyncratic political and economic developments.

In bond markets, U.S. corporate investment-grade securities (rated BBB/ Baa and above) declined 2.51% (as measured by the Bloomberg Barclays U.S. Corporate Investment Grade Index5,6), while U.S. high-yield corporate debt slipped 2.08% (as measured by the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index5,7). More broadly, the Bloomberg Barclays Global Aggregate Index5,8 was down 1.20%, while the Bloomberg Barclays U.S. Aggregate Index5,9 was virtually unchanged at 0.01%. The 10-year Treasury yield, which stood at 2.40% on December 31, 2017, rose marginally to finish at 2.69%. The J.P. Morgan Emerging Markets Bond Index – Global10 lost 4.61%.

In currency markets, the U.S. dollar rose against most currencies. The euro (-4.80%), British pound (-5.85%) and Canadian dollar (-8.26%) all experienced headwinds from a stronger U.S. dollar. Although most currencies slipped, the Japanese yen was a rare gainer, as it rose

2.68% against the dollar.

Looking ahead

All over the globe, economies appear to be slowing down and equity markets are exhibiting volatility. The current environment is rife with uncertainty, from trade-related disputes to geopolitical tensions to elevated debt levels. We will be following and analyzing each of these issues. But now that these uncertainties have been priced into markets, we can utilize these new lower valuations as we search for securities that are attractive on a longer-term basis. We’re careful by nature, and we know that after a period when everyone is very concerned, it is usually a good time to pick one’s head up and look around for bargains.

Our time-tested approach — based on extensive research, a long-term outlook and close attention to valuation — has served investors well over time. As always, we thank you for your continued support of our efforts and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

February 12, 2019

[5]	Source: Bloomberg Index Services Ltd.
[6]

The Bloomberg Barclays U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

[7]	The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.
[8]	The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets.
[9]	The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[1][0]

The J.P. Morgan Emerging Markets Bond Index – Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2      American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for Global Growth and Income Fund from May 1, 2006, through December 31, 2008, for International Growth and Income Fund from November 18, 2008, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Growth-Income Fund. The waivers and reimbursements will be in effect through at least May 1, 2020, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM and American Funds Insurance Series — U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series      3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund slipped 8.81% for the 12 months ended December 31, 2018, compared with a 9.42% decrease for the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, ended the year in negative territory hurt by slowing economic growth, increased volatility and higher interest rates in the U.S. While ongoing turmoil over the U.K.’s departure from the European Union weighed on European stocks, a combination of a stronger U.S. dollar and heightened U.S.-China trade frictions impacted emerging markets equities. Cyclical stocks posted the biggest losses, underscored by double-digit declines in the financials, industrials and materials sectors.

An eclectic mix of financials and consumer discretionary investments boosted the fund’s relative returns. Amazon reported strong third-quarter earnings that beat analyst estimates thanks to its cloud and advertising segments, and was the top contributor to the fund’s relative returns. Investments in information technology were the biggest drag on relative results led by AAC Technologies Holdings, Tencent and Facebook, losing ground as a broad selloff continued in the formerly high-flying sector.

On a geographic basis, stocks of companies domiciled in the U.S., Germany and India were additive to relative results, while stocks of companies based in the U.K., China and Brazil lagged.

Despite market volatility, the fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

Country diversification	Percent of net assets

The Americas
United States	43.6%
Other	1.2

44.8

Europe
United Kingdom	6.8
Netherlands	5.0
France	4.4
Switzerland	3.8
Germany	1.8
Russian Federation	1.3
Sweden	1.1
Other	2.8

27.0

Asia/Pacific Basin
China	4.7%
Japan	4.4
Taiwan	4.3
Hong Kong	3.2
India	1.9
Other	2.4

20.9

Other regions
South Africa	1.7%

Short-term securities & other assets less liabilities	5.6

Total	100.0%

Largest equity securities	Percent of net assets

Amazon	6.24%
TSMC	3.82
Alphabet	3.54
ASML	3.32
Microsoft	2.92

Visa	2.74%
Alibaba Group	2.32
AIA Group	2.26
Broadcom	2.25
Airbus Group	1.91

4      American Funds Insurance Series

Global Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	-8.81%	5.92%	11.96%	9.16%	.55%
Class 1A	-9.02	5.66	11.69	8.89	.80
Class 2	-9.04	5.65	11.69	8.89	.80
Class 4	-9.24	5.39	11.45	8.64	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund declined 10.31% for the 12 months ended December 31, 2018. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, fell 14.39%.

Global stocks, as measured by the MSCI ACWI, ended the year in negative territory hurt by slowing economic growth, increased volatility and higher interest rates in the U.S. While ongoing turmoil over the U.K.’s departure from the European Union weighed on European stocks, a combination of a stronger U.S. dollar and heightened U.S.-China trade frictions impacted emerging markets equities. Cyclical stocks posted the biggest losses, underscored by double-digit declines in the financials, industrials and materials sectors.

Fund holdings in the health care sector, which includes investments across multiple sub-segments from biotechnology and pharmaceuticals to life sciences tools and services, aided returns. Evolent Health contributed to the fund’s results as the benefits of value-based care gained support. However, the fund’s investments in consumer discretionary stocks, such as Tele Columbus and Melco International Development, hurt results amid market volatility and weak economic data from the Eurozone and China.

While investments in U.S. companies were additive to relative returns, investments in companies domiciled in Hong Kong detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to revolutionize industries and benefit shareholders. Innovation at smaller health care companies, for example, helps facilitate breakthroughs and the biotechnology industry is an area of interest due to continuous improvements in drug research methods and approval processes. The fund also currently invests in nearly 300 companies diversified across geographies. Political uncertainty in both the U.S. and U.K. leads to some concerns about business confidence in the short term. As always, we maintain our commitment to investing for the long term and believe our rigorous bottom-up research into each potential equity investment can help achieve this goal.

Country diversification	Percent of net assets

The Americas
United States	42.4%
Brazil	1.5
Canada	1.2
Other	.7

45.8

Asia/Pacific Basin
India	5.8
Japan	5.5
China	4.7
Hong Kong	2.6
Philippines	1.8
South Korea	1.2
Thailand	1.0
Taiwan	1.0
Other	1.1

24.7

Europe
United Kingdom	7.3
Germany	2.2
Sweden	2.0
Switzerland	1.1%
Italy	1.1
Other	4.9

18.6

Short-term securities & other assets less liabilities	10.9

Total	100.0%

Largest equity securities	Percent of net assets

GW Pharmaceuticals	2.19%
Insulet	1.87
Kotak Mahindra Bank	1.54
Paycom	1.44
Allakos	1.27

Molina Healthcare	1.21%
Five Below	1.18
International Container Terminal Services	1.17
iRhythm	1.17
Integra LifeSciences Holdings	1.14

6      American Funds Insurance Series

Global Small Capitalization Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio
Class 1	-10.31%	3.57%	11.32%	8.73%	.74%
Class 1A	-10.56	3.32	11.04	8.46	.99
Class 2	-10.55	3.32	11.04	8.46	.99
Class 4	-10.80	3.06	10.77	8.19	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund marginally lost 0.01% for the 12 months ended December 31, 2018, compared with a 4.38% decline in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities declined for the first calendar year since 2008. Concerns over trade conflicts, slowing global growth and high valuations contributed to persistent volatility. Energy and materials companies were further pressured by falling commodity prices. While growth-oriented stocks performed relatively better than defensive stocks, many companies experienced wild swings throughout the year.

Investments in the information technology and consumer discretionary sectors boosted the fund’s returns. Among the fund’s top contributors to returns (posting double-digit gains) was consumer discretionary company Amazon and information technology company ServiceNow. While Amazon reported strong third-quarter earnings that beat analyst estimates thanks to its cloud and advertising segments, ServiceNow benefited from increased demand for cloud services. Exposure to the energy sector detracted from fund results as oil prices plummeted on concerns of excess supply.

Although U.S. economic growth remained strong with GDP growing at an annualized pace of 3.4% in the third quarter, the fund’s portfolio managers are keeping a close watch on the impact of interest rate hikes on economic activity and the outlook for corporate profit growth in the U.S. Portfolio managers continue to favor well-positioned, growth-oriented companies that are capable of generating free cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Largest equity securities	Percent of net assets

Microsoft	4.53%
Facebook	4.20
Broadcom	3.70
UnitedHealth Group	3.59
Amazon	3.40

Alphabet	3.05%
Netflix	2.74
Tesla	2.57
Regeneron Pharmaceuticals	2.14
Intuitive Surgical	1.92

8      American Funds Insurance Series

Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	–0.01%	10.47%	15.00%	12.44%	.34%
Class 1A	–0.26	10.20	14.72	12.16	.59
Class 2	–0.25	10.19	14.72	12.16	.59
Class 3	–0.18	10.26	14.80	12.24	.52
Class 4	–0.50	9.92	14.45	11.89	.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund declined 12.94% for the 12 months ended December 31, 2018. That compares to the 14.20% decline of its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks, as measured by the MSCI ACWI, ended the year in negative territory hurt by slowing economic growth, increased volatility and higher interest rates in the U.S. While ongoing turmoil over the U.K.’s departure from the European Union weighed on European stocks, a combination of a stronger U.S. dollar and heightened U.S.-China trade frictions impacted emerging markets equities. Cyclical stocks posted the biggest losses, underscored by double-digit declines in the financials, industrials and materials sectors.

In the fund, stocks in the financials sector generated the highest relative returns. Within the sector, HDFC Bank reported profit growth in the second quarter and AIA Group reported strong earnings for the first half of the year. On the flip side, investments in consumer staples companies were a drag on results. Within the sector, British American Tobacco hindered results amid pressure from competition and regulation.

The fund’s portfolio managers continue to monitor key indicators in advanced countries — from wage growth and inflation dynamics to the impact of technology and demographics on productivity — as they seek the flexibility to pivot to areas of opportunity. Our focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping us identify companies that we believe represent the best value over the long term.

Country diversification	Percent of net assets

Asia/Pacific Basin
Japan	13.1%
China	9.6
Hong Kong	7.3
India	7.0
South Korea	3.7
Philippines	1.1
Australia	1.0
Other	1.1

43.9

Europe
United Kingdom	11.5%
France	10.2
Switzerland	5.1
Germany	2.8
Spain	2.4
Netherlands	1.4
Ireland	1.1
Other	1.8

36.3

The Americas
Canada	2.9
Brazil	2.0
United States	1.7
Mexico	.4

7.0

Other regions
Israel	1.2%
Other	.6

1.8

Short-term securities & other assets less liabilities	11.0

Total	100.0%

Largest equity securities	Percent of net assets

AIA Group	3.78%
HDFC Bank	3.21
Airbus	3.12
Novartis	3.11
Tencent	2.22

Shire	2.17%
Samsung Electronics	1.90
Pernod Ricard	1.69
Alibaba Group	1.68
Royal Dutch Shell	1.53

10      American Funds Insurance Series

International Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
Class 1	-12.94%	2.26%	7.93%	7.72%	.53%
Class 1A	-13.11	2.02	7.67	7.45	.78
Class 2	-13.13	2.01	7.65	7.45	.78
Class 3	-13.10	2.07	7.73	7.53	.71
Class 4	-13.41	1.75	7.41	7.19	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was down 13.83% for the 12 months ended December 31, 2018. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), declined 9.42%. The MSCI Emerging Markets Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), decreased by 14.58%.

Global stocks, as measured by the MSCI ACWI, ended the year in negative territory hurt by slowing economic growth, increased volatility and higher interest rates in the U.S. While ongoing turmoil over the U.K.’s departure from the European Union weighed on European stocks, a combination of a stronger U.S. dollar and heightened U.S.-China trade frictions impacted emerging markets equities. In emerging markets, Russia was impacted by U.S. sanctions, while Argentina suffered from a currency crisis as the peso collapsed more than 45% against the greenback.

Investments in the energy sector were beneficial to the fund. Reliance Industries rose led by strong earnings growth from its petrochemical business. The company also benefited from continued expansion and success of its telecommunications network Jio. Among detractors, investments in the financials sector hurt results with Grupo Financiero Galicia hindering returns, despite reporting a rise in second-quarter profits from the same period in 2017. Investments in tobacco companies such as British American Tobacco were also a drag on results due to concerns about nicotine regulation in the U.S., as well as competition from vaping and heat-not-burn products.

At this point in the market cycle and amid increased volatility, selectivity and close attention to individual holdings are particularly important. The fund’s portfolio managers continue to pursue a bottom-up approach to investing and continue to search for undervalued companies with solid foundations around the world.

Country diversification	Percent of net assets

Asia/Pacific Basin
India	13.0%
China	10.3
Japan	4.8
Taiwan	3.1
Hong Kong	2.9
Other	3.3

37.4

The Americas
United States	15.5
Brazil	9.1
Canada	1.3%
Other	2.6

28.5

Europe
United Kingdom	4.9
France	2.3
Russian Federation	2.1
Switzerland	2.1
Germany	1.3
Other	2.3

15.0

Other regions
Other	2.0%

Short-term securities & other assets less liabilities	17.1

Total	100.0%

Largest equity securities	Percent of net assets

Reliance Industries	6.16%
TSMC	2.89
HDFC Bank	2.71
Alphabet	2.21
AIA Group	1.79

Alibaba Group	1.76%
PagSeguro Digital	1.75
Vale	1.74
British American Tobacco	1.62
B3	1.48

12      American Funds Insurance Series

New World Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio
Class 1	-13.83%	1.14%	7.87%	7.51%	.76%
Class 1A	-14.02	0.89	7.61	7.24	1.01
Class 2	-14.04	0.89	7.61	7.24	1.01
Class 4	-14.25	0.63	7.35	6.98	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source:	MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund lost 8.45% for the 12 months ended December 31, 2018, trailing its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, which declined 4.38%.

U.S. equities declined for the first calendar year since 2008. Concerns over trade conflicts, slowing global growth and high valuations contributed to persistent volatility. Energy and materials companies were further pressured by falling commodity prices. While growth-oriented stocks performed relatively better than defensive stocks, many companies experienced wild swings throughout the year.

Over the fiscal year, stock selection in the materials sector helped marginally boost relative returns, while positions in health care and industrials lagged, as did holdings among the less-cyclical consumer staples sector. In particular, tobacco companies were hurt by concerns about nicotine regulation in the U.S., as well as competition from vaping and heat-not-burn products. The fund was also disadvantaged by its lower holding of select, U.S. growth stocks.

The fund’s portfolio managers are keeping a close watch on the U.S. economy. Portfolio managers continue to favor more stable, high-dividend-paying companies that are likely to hold up better in weak markets, while providing consistent income and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Largest equity securities	Percent of net assets

AbbVie	7.70%
Abbott Laboratories	5.19
Lowe’s	3.58
Amgen	3.43
Microsoft	3.30

Intel	3.22%
EOG Resources	2.95
Gilead Sciences	2.93
Philip Morris International	2.78
QUALCOMM	2.72

14      American Funds Insurance Series

Blue Chip Income and Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio
Class 1	-8.45%	7.55%	12.12%	5.91%	.41%
Class 1A	-8.67	7.30	11.85	5.65	.66
Class 2	-8.66	7.28	11.86	5.64	.66
Class 4	-8.92	7.01	11.63	5.41	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through

January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund declined 9.36% for the 12 months ended December 31, 2018, compared with a 9.42% decrease in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, ended the year in negative territory hurt by slowing economic growth, increased volatility and higher interest rates in the U.S. While ongoing turmoil over the U.K.’s departure from the European Union weighed on European stocks, a combination of a stronger U.S. dollar and heightened U.S.-China trade frictions impacted emerging markets equities. Cyclical stocks posted the biggest losses, underscored by double-digit declines in the financials, industrials and materials sectors.

Several sectors including health care contributed to the fund’s returns. Health care companies UnitedHealth Group and Centene rallied on solid earnings reports and were among the top contributors to results. On the downside, investments in information technology – representing the fund’s largest sector holding – were a drag on relative results led by PagSeguro and AAC Technologies Holdings, losing ground as a broad selloff continued in the formerly high-flying sector.

With quantitative easing programs ending or set to end and slower economic growth in the U.S. and Europe, the fund’s portfolio managers remain cautiously optimistic about prospects for the global economy. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with sustainable dividends and income.

Country diversification	Percent of net assets

The Americas
United States	37.5%
Brazil	6.0
Canada	1.5
Other	.2

45.2

Europe
France	6.5
United Kingdom	5.8
Switzerland	3.7
Germany	2.6
Denmark	2.1
Netherlands	2.1
Spain	1.2
Italy	1.0%
Other	1.6

26.6

Asia/Pacific Basin
Japan	6.8
Taiwan	3.8
India	3.6
China	2.3
Hong Kong	1.6
Australia	1.3
Other	2.2

21.6

Other regions
Israel	.5%

Short-term securities & other assets less liabilities	6.1

Total	100.0%

Largest equity securities	Percent of net assets

Nintendo	4.24%
TSMC	3.85
UnitedHealth Group	3.74
Airbus Group	3.12
Reliance Industries	2.83

Vale	2.49%
Microsoft	2.33
Nestlé	2.18
Alphabet	2.04
Broadcom	2.04

16      American Funds Insurance Series

Global Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio
Class 1	-9.36%	5.26%	10.84%	5.87%	.63%
Class 1A	-9.62	5.03	10.59	5.62	.88
Class 2	-9.63	4.97	10.56	5.60	.88
Class 4	-9.89	4.71	10.31	5.36	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund lost 1.55% for the 12 months ended December 31, 2018. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, declined 4.38%.

U.S. equities declined for the first calendar year since 2008. Concerns over trade conflicts, slowing global growth and high valuations contributed to persistent volatility. Energy and materials companies were further pressured by falling commodity prices. While growth-oriented stocks performed relatively better than defensive stocks, many companies experienced wild swings throughout the year.

Regarding the fund, investments in the consumer discretionary sector contributed the most to the fund’s relative returns. Among consumer discretionary companies, Amazon reported strong third-quarter earnings that beat analyst estimates thanks to its cloud and advertising segments. On the downside, investments in the energy sector, such as EOG Resources and Schlumberger, detracted from the fund’s results as oil prices plummeted on concerns of a glut.

Largest equity holdings	Percent of net assets

Microsoft	3.30%
Alphabet	2.32
AbbVie	2.25
Facebook	2.18
UnitedHealth Group	1.91

Amazon	1.76%
Broadcom	1.69
JPMorgan Chase	1.63
Intel	1.56
Gilead Sciences	1.49

18      American Funds Insurance Series

Growth-Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	-1.55%	8.79%	13.26%	11.06%	.28%
Class 1A	-1.78	8.53	12.98	10.78	.53
Class 2	-1.79	8.51	12.98	10.78	.53
Class 3	-1.72	8.59	13.05	10.86	.46
Class 4	-2.05	8.24	12.71	10.51	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund declined 11.00% for the 12 months ended December 31, 2018, compared to the 14.20% decline in its benchmark index, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks, as measured by the MSCI ACWI, ended the year in negative territory hurt by slowing economic growth, increased volatility and higher interest rates in the U.S. While ongoing turmoil over the U.K.’s departure from the European Union weighed on European stocks, a combination of a stronger U.S. dollar and heightened U.S.-China trade frictions impacted emerging markets equities. Cyclical stocks posted the biggest losses, underscored by double-digit declines in the financials, industrials and materials sectors.

An eclectic mix of stocks contributed to the fund’s relative returns led by companies in the industrials and utilities sectors. Danish energy group Ørsted recorded double-digit returns and was among the top contributors to the fund’s returns as the company reported strong third-quarter profits from operational wind farms. On the downside, investments in the consumer staples sector was a weak spot. British American Tobacco detracted from relative results amid pressure from competition and regulation.

The fund’s portfolio managers continue to monitor global geopolitics that may derail economic growth, and are optimistic that global research combined with the fund’s flexible mandate will help us identify attractive investment opportunities.

Country diversification	Percent of net assets

Europe
United Kingdom	20.4%
France	9.5
Switzerland	5.3
Germany	4.1
Spain	3.1
Denmark	2.2
Sweden	1.9
Netherlands	1.5
Russian Federation	1.3
Norway	1.0
Other	.7

51.0

Asia/Pacific Basin
China	7.4%
Japan	7.4
Hong Kong	6.5
India	4.0
South Korea	3.0
Philippines	1.1
Thailand	1.0
Other	1.5

31.9

The Americas
Brazil	3.1
Other	1.7

4.8

Other regions
Turkey	1.8%
Other	.8

2.6

Short-term securities & other assets less liabilities	9.7

Total	100.0%

Largest equity securities	Percent of net assets

Royal Dutch Shell	4.56%
Shire	4.04
Rio Tinto	3.11
HDFC Bank	2.79
Novartis	2.72

British American Tobacco	2.56%
Sun Hung Kai Properties	2.37
Ørsted	2.20
CK Asset Holdings	2.15
Zurich	2.06

20      American Funds Insurance Series

International Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio
Class 1	-11.00%	0.83%	7.19%	8.05%	.66%
Class 1A	-11.24	0.60	6.93	7.79	.91
Class 2	-11.23	0.58	6.92	7.77	.91
Class 4	-11.46	0.33	6.69	7.54	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019

(unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, lost 6.77% for the 12 months ended December 31, 2018. During the same period, the MSCI ACWI (All Country World Index)1,a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), declined 9.42%. The Bloomberg Barclays U.S. Aggregate Index,2 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, was virtually unchanged and returned 0.01%. The index blend of 70%/30% MSCI

ACWI/Bloomberg Barclays U.S. Aggregate Index3 lost 6.48%. The Lipper Global Equity Income Funds Average4, a measure of similar funds, fell 9.41%.

U.S. equities declined for the first calendar year since 2008. Concerns over trade conflicts, slowing global growth and high valuations contributed to persistent volatility. Energy and materials companies were further pressured by falling commodity prices. While growth-oriented stocks performed relatively better than defensive stocks, many companies experienced wild swings throughout the year. In a turbulent year, a fourth quarter rally helped bonds outperform other asset classes.

In the equity portfolio, the best contributors to the fund in relative terms were the financials and real estate sectors. A mix of stocks such as CME Group and American Tower contributed to results on the back of strong third quarter earnings that beat analyst estimates. The fund’s fixed income portfolio was also additive to results and benefited from duration positioning.

On the downside, the consumer staples sector, which comprised the second-largest share of the fund’s equity holdings, detracted from returns. Tobacco firms Philip Morris International and British American Tobacco fell due to competition from next-generation smoking products, such as JUUL.

The current market environment is rife with uncertainty. Given that the U.S. is late in the economic cycle, the fund’s portfolio managers are paying close attention to companies’ leverage and are more sharply focused on monitoring balance sheets. They seek to avoid companies that take on debt to pay dividends, and are focused on identifying companies with strong business models and a commitment to paying and growing dividends over time. Higher interest rates should also allow portfolio managers to reinvest bond coupon payments into higher yielding securities, thereby generating more income from the bond portfolio.

Country diversification	Percent of net assets

The Americas
United States	56.1%
Canada	2.6

58.7

Europe
United Kingdom	12.4
France	3.4
Switzerland	2.9
Sweden	2.0
Italy	1.5
Netherlands	1.0
Other	2.7

25.9

Asia/Pacific Basin
Hong Kong	3.1%
Taiwan	2.3
Japan	1.3
Singapore	1.2
New Zealand	1.0
Other	.4

9.3

Short-term securities & other assets less liabilities	6.1

Total	100.0%

22      American Funds Insurance Series

Capital Income Builder

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	Lifetime (since May 1, 2014)	Expense ratio
Class 1	-6.77%	1.82%	.54%
Class 1A	-7.01	1.57	.79
Class 2	-7.08	1.68	.79
Class 4	-7.25	1.31	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]	Source: Thomson Reuters Lipper.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, fell 4.35% for the 12 months ended December 31, 2018. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, declined 4.38% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 0.01%. A blend of the two indexes, the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index,3 slipped 2.35%.

U.S. equities declined for the first time since 2008. Concerns over trade conflicts, slowing global growth and high valuations contributed to persistent volatility. Energy and materials companies were further pressured by falling commodity prices. While growth-oriented stocks performed relatively better than defensive stocks, many companies experienced wild swings throughout the year. In a turbulent year, a fourth quarter rally helped bonds outperform other asset classes.

Investments in the health care sector – one of the fund’s largest sector holdings – contributed to the fund’s returns. Molina Healthcare, UnitedHealth Group and Express Scripts boosted results, as all three companies had double-digit returns, which were on the back of strong third-quarter earnings for UnitedHealth Group and Express Scripts. On the downside, energy stocks detracted from returns as oil prices slipped due to fears of growing U.S. output and weaker global demand. The fund’s fixed income holdings were also a drag on returns due to curve positioning.

The fund’s portfolio managers continue to evaluate the economic and market-sector implications of the current administration’s decisions regarding trade. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

Largest equity securities	Percent of net assets

Microsoft	2.88%
TSMC	2.26
Broadcom	2.21
UnitedHealth Group	2.19
Johnson & Johnson	1.95

DowDuPont	1.81%
Boeing	1.60
Philip Morris International	1.58
Nestlé	1.47
Cigna	1.40

24      American Funds Insurance Series

Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
Class 1	-4.35%	5.60%	10.44%	8.22%	.29%
Class 1A	-4.58	5.35	10.17	7.95	.54
Class 2	-4.60	5.33	10.16	7.95	.54
Class 3	-4.49	5.41	10.24	8.03	.47
Class 4	-4.83	5.07	9.93	7.70	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund declined 5.81% for the 12 months ended December 31, 2018. The MSCI ACWI (All Country World Index)1, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), lost 9.42%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of global investment-grade bonds (rated BBB/Baa and above), fell 1.20%. The 60%/40% MSCI ACWI/ Bloomberg Barclays Global Aggregate Index3, a blend of the two indexes, slipped 6.00%.

Global stocks, as measured by the MSCI ACWI, ended the year in negative territory hurt by slowing economic growth, increased volatility and higher interest rates in the U.S. While ongoing turmoil over the U.K.’s departure from the European Union weighed on European stocks, a combination of a stronger U.S. dollar and heightened U.S.-China trade frictions impacted emerging markets equities.

Investments in the health care sector boosted the fund’s returns led by companies such as U.S. health insurer Humana. The company’s shares hit new highs on the back of strong third-quarter earnings and amid a wider boost to the health insurance sector following U.S. congressional mid-term elections.

On the flip side, investments in consumer staples companies hindered results. In particular, tobacco companies were hurt by concerns about nicotine regulation in the U.S. and increased competition. Fixed income investments also detracted from returns led by the fund’s exposure to emerging market debt.

While there is reason for caution in the global outlook, there are broad themes that offer the fund’s portfolio managers investment opportunities. Equity investments in health care and technology can provide exposure to innovations with significant growth potential. Within fixed income, portfolio managers see pockets of opportunities in emerging markets, such as Mexico and Poland, where selling in response to higher rates belies underlying strengths.

Percent of net assets	Percent of net assets

Largest sectors in common stock holdings
Information technology	11.3%
Financials	8.1
Health care	7.5
Industrials	6.8
Energy	5.0

Largest fixed income holdings (by issuer)
U.S. Treasury	12.5%
Japanese Government	4.3
Mexican Government	1.2
Polish Government	1.1
Fannie Mae	1.1

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	29.2%	21.3%	.3%	6.3%	57.1%
Euros	7.4	3.6	.4	—	11.4
Japanese yen	2.8	4.3	.7	—	7.8
British pounds	6.3	.7	.7	—	7.7
Hong Kong dollars	2.5	—	—	—	2.5
Swiss francs	2.1	—	—	—	2.1
Danish kroner	1.0	.6	—	—	1.6
Taiwan new dollar	1.5	—	—	—	1.5
Other currencies	3.9	6.5	(2.1)	—	8.3

					100.0%

Largest equity securities	Percent of net assets

Nintendo	1.55%
ASML	1.54
TSMC	1.46
Merck	1.39
Microsoft	1.34

Boeing	1.34%
JPMorgan Chase	1.29
Humana	1.28
HSBC Holding	1.22
PagSeguro	1.13

26      American Funds Insurance Series

Global Balanced Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio
Class 1	-5.81	3.66%	4.75%	.72%
Class 1A	-6.03	3.43	4.51	.97
Class 2	-6.01	3.40	4.49	.97
Class 4	-6.31	3.29	4.38	1.22

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund slipped 0.45% for the 12 months ended December 31, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index,1 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, was flat and returned 0.01%.

Rising yields made for mixed results across bond sectors as the 10-year Treasury yield rose 29 basis points. The Federal Reserve hiked the federal funds target rate four times this year to a range of 2.25% to 2.50% on the back of a strong labor market and solid economic growth.

The fund’s exposure to higher-yielding securities contributed to results. Bond investments across a mix of issuers and sectors exposed the fund to idiosyncratic risks and an underweight position in U.S. Treasuries detracted from results.

On the whole, the U.S. economy appears to be in good shape and is expected to grow at a moderate pace. The Fed is well ahead of its peers on its path to monetary policy normalization that may help contribute to a more stable environment for interest rate hikes. The fund’s portfolio managers are optimistic about total returns against such a backdrop and for investing in a spectrum of U.S. fixed income securities.

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	28.9%
Fannie Mae	12.3
Freddie Mac	5.5
Ginnie Mae	4.8
Mexican Government	2.6

Teva Pharmaceutical	1.7%
State of Illinois	1.3
Portuguese Government	1.3
Bank of America	1.1
Japanese Government	1.1

28      American Funds Insurance Series

Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio
Class 1	-0.45%	2.52%	4.16%	4.51%	.38%
Class 1A	-0.60	2.29	3.91	4.26	.63
Class 2	-0.71	2.27	3.90	4.25	.63
Class 4	-0.89	2.03	3.66	4.00	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund slipped 1.14% for the 12 months ended December 31, 2018. This was in line with the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index,1 which measures global investment-grade bonds (rated BBB/Baa and above) that declined 1.20%.

U.S. Treasury bonds rose modestly, boosted by safe-haven buying as volatile financial markets sent investors fleeing for cover. The positive gains, however, masked a more tumultuous year as rising U.S. interest rates jolted markets around the world. The U.S. dollar also strengthened in response to higher rates and quantitative tightening. Investment-grade and high-yield corporate bonds finished the year in negative territory, as did emerging markets debt. Meanwhile, the Federal Reserve hiked the federal funds target rate four times this year to a range of 2.25% to 2.50%.

Country allocation contributed the most to the fund’s relative returns, driven by above-benchmark investments in Polish, Indian and Brazilian debt. On the downside, duration positioning and currency exposure hampered returns. Emerging market currencies were particularly under pressure due to a stronger dollar, and investments in the Indian rupee hindered results.

As growth in the U.S. moderates, the fund’s portfolio managers seek to identify long-term investments around the world such as in emerging markets where corporate and high-yield debt may present opportunities. Given the fund’s core objective is to provide a high-level of total return over the long term, the fund’s portfolio managers maintain a cautious approach to investing in different sectors of the bond market, such as high-yield debt.

Percent of net assets

Currency weighting (after hedging) by country	Non-U.S. government bonds by country

United States[2]	47.5%
Japan	16.9
Eurozone[3]	15.7
United Kingdom	5.0
Mexico	3.6
Poland	2.5
Denmark	1.7
Other	7.1

Total	100.0%

Eurozone[3]:
Germany	2.7%
Spain	2.0
Italy	1.4
Other	2.0

8.1%
Japan	11.9
Poland	3.8
Mexico	3.5
India	2.2
United Kingdom	2.0
Brazil	1.6
Romania	1.6
Thailand	1.3
Other	11.7

Total	47.7%

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	18.2%
Japanese Government	11.9
Mexican Government	3.9
Polish Government	3.8
Nykredit Realkredit	3.1

Fannie Mae	2.6%
German Government	2.5
Indian Government	2.0
Spanish Government	2.0
Brazilian Government	1.7

30      American Funds Insurance Series

Global Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Expense ratio
Class 1	-1.14%	1.31%	3.04%	3.75%	.57%
Class 1A	-1.29	1.10	2.80	3.51	.82
Class 2[4]	-1.33	1.04	2.78	3.49	.82
Class 4	-1.61	0.80	2.57	3.27	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 13.7%.
[3]	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Greece, Ireland, Italy, Portugal and Spain.
[4]

Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund declined 2.15% for the 12 months ended December 31, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures non-investment-grade bonds and limits the exposure of an issuer to 2%, fell 2.08%.

Rising yields made for mixed results across bond sectors as the 10-year Treasury yield rose 29 basis points. The Federal Reserve hiked the federal funds target rate four times this year to a range of 2.25% to 2.50% on the back of a strong labor market and solid economic growth.

While the fund’s returns were in line with the benchmark, an allocation to select industries contributed to relative returns - an underweight position in consumer cyclicals and an overweight position in technology boosted results.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market. While we are monitoring the Federal Reserve’s tightening monetary policy, the higher yields and relatively short duration of high-yield bonds should help mitigate any impact from rising rates.

Largest holdings (by issuer)	Percent of net assets

Bausch Health Companies	2.6%
Tenet Healthcare	1.9
Cheniere Energy	1.9
Frontier Communications	1.8
First Quantum Minerals	1.8

iHeartMedia, Inc.	1.6%
Petsmart	1.5
Cleveland-Cliffs	1.4
CCO Holdings LLC and CCO Holdings Capital	1.3
Gogo	1.2

32      American Funds Insurance Series

High-Income Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	-2.15%	3.01%	8.79%	8.55%	.50%
Class 1A	-2.35	2.78	8.53	8.28	.75
Class 2	-2.34	2.77	8.51	8.28	.75
Class 3	-2.33	2.82	8.58	8.35	.68
Class 4	-2.64	2.50	8.30	8.02	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 0.58% for the 12 months ended December 31, 2018, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 0.99%.

Rising yields made for mixed results across bond sectors as the 10-year Treasury yield rose 29 basis points. The Federal Reserve hiked the federal funds target rate four times this year to a range of 2.25% to 2.50% on the back of a strong labor market and solid economic growth.

The fund’s allocation to Treasuries, Agency debentures, and high-quality liquid asset-backed securities contributed to relative results as agency mortgage-backed securities lagged some of the other sectors during the calendar year. Duration had little impact and on the downside the fund’s yield curve position detracted from results.

The fund’s portfolio managers remain focused on meeting the core objectives of the fund - providing current income and protecting capital. The fund’s relatively low allocation to agency mortgage-backed securities, combined with an interest rate stance that anticipates that the yield curve will steepen, are positions that the portfolio managers expect will contribute to relative results in the future as markets evolve. As the Fed continues to withdraw liquidity by divesting Treasuries and mortgage securities from its balance sheet, more attractive valuations for mortgage investments are expected to emerge.

Breakdown of mortgage-backed obligations	Percent of net assets

30-year pass-throughs:
Freddie Mac	6.3%
Ginnie Mae	21.5
Fannie Mae	18.1

45.9%
Other	26.0

Total	71.9%

34      American Funds Insurance Series

Mortgage Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio
Class 1	0.58%	2.42%	2.34%	.48%
Class 1A	0.36	2.17	2.09	.73
Class 2	0.32	2.16	2.09	.73
Class 4	0.07	1.92	1.91	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 1.58% for the 12 months ended December 31, 2018, compared with a 1.99% rise in the Bloomberg Barclays Short-Term Government/Corporate Index,1 which consists of investment-grade (rated BBB/Baa and above), fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

The fund’s returns were higher than in 2017 as the Federal Reserve continued on its path to reducing the size of its balance sheet, raising rates by a quarter percentage point four times over the past 12 months, to the current range of 2.25% to 2.50%. Given an increase in interest rates to reassure investors of persistent U.S. economic strength, the fund’s portfolio managers believe the fund has the potential to provide current income.

36      American Funds Insurance Series

Ultra-Short Bond Fund

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	1.58%	0.37%	0.10%	3.44%	.35%
Class 1A	1.58	0.23	–0.10	3.19	.60
Class 2	1.36	0.13	–0.15	3.18	.60
Class 3	1.38	0.18	–0.09	3.25	.53
Class 4	1.14	–0.06	–0.33	2.94	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

Commercial paper	69.8%
U.S Treasury bills	24.4
Federal agency discount notes	5.9
Other assets less liabilities	(.1)

Total	100.0%

American Funds Insurance Series      37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund rose 0.91% for the 12 months ended December 31, 2018, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, increased by 0.93%.

Rising yields made for mixed results across bond sectors as the 10-year Treasury yield rose 29 basis points. The Federal Reserve hiked the federal funds target rate four times this year to a range of 2.25% to 2.50% on the back of a strong labor market and solid economic growth.

During the period, curve positioning led by higher yields contributed to relative returns. On the downside, TIPS (Treasury inflation protected securities) detracted from relative returns as inflation expectations fell in the fourth quarter of 2018.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers have positioned the fund with the expectation that rate hikes in the near future will be at a gradual pace and believe this can lead to a steepening yield curve and higher inflation expectations.

Breakdown of mortgage-backed obligations	Percent of net assets

30-year pass-throughs:
Fannie Mae	12.3%
Ginnie Mac	4.7
Freddie Mac	2.5

19.5%
15-year pass-throughs	2.3
Other	6.8

Total	28.6%

38      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio
Class 1	0.91%	2.26%	2.69%	5.71%	.36%
Class 1A	0.70	2.04	2.45	5.45	.61
Class 2	0.73	2.01	2.44	5.45	.61
Class 3	0.71	2.07	2.50	5.52	.54
Class 4	0.50	1.75	2.22	5.20	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through

December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2018	Percent of net assets

American Funds Insurance Series      39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund slipped 0.04% for the 12 months ended December 31, 2018. Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive1 fell 2.51%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, lost 4.38%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying Growth Fund.

The underlying Growth Fund’s investments in consumer discretionary added to returns, while investments in communication services detracted from the fund’s results.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	–0.04%	7.94%	.77%	.72%
Class P2	–0.37	7.62	1.02	.97

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40      American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 10.11% for the 12 months ended December 31, 2018, compared to the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive,1 which fell 10.15%. The MSCI ACWI (All Country World Index) ex USA,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), decreased by 14.20%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying International Fund.

The underlying International Fund’s investments in the financials sector added to returns, while investments in the consumer staples sector hindered the fund’s results.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	–10.11%	1.66%	.96%	.87%
Class P2	–10.50	1.25	1.21	1.12

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund lost 6.99% for the 12 months ended December 31, 2018, trailing the S&P 500 Managed Risk Index — Moderate,1 which fell 2.13%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, decreased by 4.38%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM and American Funds Insurance Series — U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying Blue Chip Income and Growth Fund.

The underlying Blue Chip Income and Growth Fund’s investments in consumer staples stocks detracted the most from the fund’s results.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	–6.99%	4.28%	5.89%	.82%	.77%
Class P2	–7.38	3.87	5.50	1.07	1.02

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42      American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund slipped 1.66% for the 12 months ended December 31, 2018, compared to the S&P 500 Managed Risk Index — Moderate,1 which declined 2.13%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, decreased by 4.38%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying Growth-Income Fund.

The underlying Growth-Income Fund’s investments in the consumer discretionary sector contributed the most to the fund’s relative returns, while investments in the information technology sector detracted the most from the fund’s relative results.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	–1.66%	5.08%	7.27%	.73%	.67%
Class P2	–1.97	4.73	6.93	.98	.92

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 4.63% for the 12 months ended December 31, 2018, trailing the S&P 500 Managed Risk Index — Moderate Conservative,1 which lost 1.88%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, fell 4.38%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying Asset Allocation Fund.

The fund’s underlying investments in the industrials sector contributed the most to relative returns, while investments in the energy sector hindered results the most.

44      American Funds Insurance Series

Managed Risk Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment For periods ended December 31, 2018

	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio
Class P1	–4.63%	3.86%	6.45%	.69%	.64%
Class P2	–4.89	3.58	6.18	.94	.89

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      45

Global Growth Fund

Summary investment portfolio December 31, 2018

Common stocks 94.37%

	Shares	Value (000)

Information technology 24.34%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	27,188,000	$ 197,997
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	12,365
ASML Holding NV	648,442	101,904
ASML Holding NV (New York registered)	517,300	80,502
Microsoft Corp.	1,583,100	160,795
Visa Inc., Class A	1,142,800	150,781
Broadcom Inc.	487,050	123,847
Temenos AG1	637,000	76,403
Paycom Software, Inc.[2]	357,000	43,715
Amadeus IT Group SA, Class A, non-registered shares	486,200	33,892
Adobe Inc.[2]	135,000	30,542
Other securities		326,242

		1,338,985

Consumer discretionary 17.99%

Amazon.com, Inc.[2]	228,600	343,350
Alibaba Group Holding Ltd. (ADR)[2]	931,050	127,619
NIKE, Inc., Class B	562,500	41,704
Home Depot, Inc.	236,800	40,687
Just Eat PLC[2]	5,292,000	39,581
Booking Holdings Inc.[2]	22,700	39,099
Ocado Group PLC[2]	3,115,000	31,366
Moncler SpA[1]	915,000	30,352
Other securities		296,182

		989,940

Health care 12.51%

UnitedHealth Group Inc.	324,200	80,765
Merck & Co., Inc.	886,000	67,699
Boston Scientific Corp.[2]	1,638,200	57,894
Elanco Animal Health Inc.[2]	1,799,658	56,743
AstraZeneca PLC	721,300	53,995
Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	47,577
Mettler-Toledo International Inc.[2]	65,000	36,763
Cigna Corp.	177,511	33,713
Hologic, Inc.[2]	800,000	32,880
Fisher & Paykel Healthcare Corp. Ltd.	3,680,000	32,110
Other securities		188,418

		688,557

Communication services 10.57%

Alphabet Inc., Class A2	116,500	121,738
Alphabet Inc., Class C2	71,052	73,582
Nintendo Co., Ltd.[1]	345,600	92,022
Naspers Ltd., Class N	379,000	76,189
Tencent Holdings Ltd.	1,800,000	72,179
Facebook, Inc., Class A2	408,000	53,485
SoftBank Group Corp.[1]	776,000	51,643
Other securities		40,753

		581,591

Financials 10.39%

AIA Group Ltd.	15,004,900	124,554
JPMorgan Chase & Co.	853,600	83,328
Kotak Mahindra Bank Ltd.	3,471,000	62,470
MarketAxess Holdings Inc.	211,000	44,586
Société Générale	1,234,350	39,345
Other securities		217,484

		571,767

46      American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)

Consumer staples 6.94%

Nestlé SA1	739,650	$60,038
Coca-Cola European Partners PLC	1,194,500	54,768
British American Tobacco PLC	1,710,800	54,514
Philip Morris International Inc.	602,200	40,203
Other securities		172,025

		381,548

Industrials 6.15%

Airbus SE, non-registered shares	1,093,500	105,192
Other securities		233,387

		338,579

Materials 2.82%

Sherwin-Williams Co.	155,500	61,183
Other securities		94,160

		155,343

Energy 2.66%

Royal Dutch Shell PLC, Class B	1,042,000	31,078
Other securities		115,155

		146,233

Total common stocks (cost: $3,929,871,000)		5,192,543

Short-term securities 5.35%

	Principal amount (000)

Federal Home Loan Bank 2.15%–2.29% due 1/2/2019–1/10/2019	$60,100	60,080
Nestle Capital Corp. 2.68% due 3/19/2019[3]	40,000	39,778
Toronto-Dominion Bank 2.65% due 2/20/2019[3]	50,000	49,815
U.S. Treasury Bills 2.37% due 2/12/2019	50,000	49,868
Other securities		94,832

Total short-term securities (cost: $294,370,000)		294,373

Total investment securities 99.72% (cost: $4,224,241,000)		5,486,916
Other assets less liabilities 0.28%		15,237

Net assets 100.00%		$5,502,153

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,042,869,000, which represented 18.95% of the net assets of the fund. This amount includes $1,012,346,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $168,168,000, which represented 3.06% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements

American Funds Insurance Series      47

Global Small Capitalization Fund

Summary investment portfolio December 31, 2018

Common stocks 88.97%

	Shares	Value (000)

Health care 21.25%

GW Pharmaceuticals PLC (ADR)[1]	823,718	$80,222
Insulet Corp.[1]	860,355	68,243
Allakos Inc.[1,2]	886,580	46,341
Molina Healthcare, Inc.[1]	381,000	44,280
iRhythm Technologies, Inc.[1]	614,905	42,724
Integra LifeSciences Holdings Corp.[1]	926,365	41,779
Evolent Health, Inc., Class A1	1,545,000	30,823
Illumina, Inc.[1]	100,200	30,053
NuCana PLC (ADR)[1,2,3]	2,067,724	29,982
China Biologic Products Holdings, Inc.[1,2]	360,000	27,328
Haemonetics Corp.[1]	242,825	24,295
CONMED Corp.	332,500	21,346
Other securities		289,222

		776,638

Information technology 15.61%

Paycom Software, Inc.[1]	428,885	52,517
Mellanox Technologies, Ltd.[1]	389,200	35,954
Qorvo, Inc.[1]	510,300	30,991
Cree, Inc.[1]	711,507	30,435
HubSpot, Inc.[1]	229,100	28,805
Ceridian HCM Holding Inc.[1,2]	801,777	27,653
Other securities		363,983

		570,338

Industrials 14.49%

International Container Terminal Services, Inc.[4]	22,581,620	42,947
Nihon M&A Center Inc.[4]	1,667,392	33,670
frontdoor, inc.[1]	903,000	24,029
Bravida Holding AB4	3,229,000	22,319
Other securities		406,656

		529,621

Consumer discretionary 13.40%

Five Below, Inc.[1]	423,000	43,281
Melco International Development Ltd.	15,579,000	31,753
Mattel, Inc.[1,2]	2,583,800	25,812
Domino’s Pizza, Inc.	100,000	24,799
ServiceMaster Global Holdings, Inc.[1]	658,750	24,202
Cedar Fair, LP	500,000	23,650
Hilton Grand Vacations Inc.[1]	851,000	22,458
Other securities		293,641

		489,596

Financials 8.66%

Kotak Mahindra Bank Ltd.	3,135,263	56,427
Essent Group Ltd.[1]	1,018,841	34,824
Trupanion, Inc.[1,2]	1,140,800	29,045
Cannae Holdings, Inc.[1]	1,625,000	27,820
Bharat Financial Inclusion Ltd.[1]	1,897,444	27,523
Other securities		140,992

		316,631

Materials 3.90%

Lundin Mining Corp.	6,820,000	28,175
Allegheny Technologies Inc.[1]	1,200,950	26,145
Other securities		88,349

		142,669

48      American Funds Insurance Series

Global Small Capitalization Fund

Common stocks

	Shares	Value (000)

Consumer staples 3.31%
Other securities		$120,907

Communication services 2.54%

Entertainment One Ltd.	5,114,389	23,246
Other securities		69,377

		92,623

Energy 2.13%

Other securities		77,770

Real estate 2.02%

WHA Corp. PCL[4]	229,577,250	30,221
MGM Growth Properties LLC REIT, Class A	892,500	23,571
Other securities		19,934

		73,726

Utilities 1.66%

ENN Energy Holdings Ltd.	4,686,900	41,569
Other securities		19,216

		60,785

Total common stocks (cost: $2,973,377,000)		3,251,304

Bonds, notes & other debt instruments 0.13%	Principal amount (000)

U.S. Treasury bonds & notes 0.13%

U.S. Treasury 0.13%

Other securities		4,989

Total bonds, notes & other debt instruments (cost: $4,991,000)		4,989

Short-term securities 12.25%

Commercial paper 8.31%

National Australia Bank Ltd. 2.34% due 1/16/2019[5]	$40,000	39,957
Sumitomo Mitsui Banking Corp. 2.57% due 2/15/2019[5]	50,000	49,838
Canadian Imperial Bank of Commerce 2.56% due 1/15/2019[5]	32,000	31,968
ExxonMobil Corp. 2.36% due 1/4/2019	50,000	49,987
Mizuho Bank, Ltd. 2.50% due 2/1/2019[5]	62,400	62,261
United Overseas Bank Ltd. 2.71% due 3/4/2019[5]	50,000	49,764
Other securities		19,894

		303,669

	Shares

Money market investments 1.49%

Fidelity Institutional Money Market Funds—Government Portfolio[6]	6,646	6,646
Goldman Sachs Financial Square Government Fund[6]	16,023	16,023
Invesco Short-Term Investments Trust—Government & Agency Portfolio[6]	29,254	29,254
Morgan Stanley Institutional Liquidity Funds—Government Portfolio[6]	2,513	2,513

		54,436

American Funds Insurance Series      49

Global Small Capitalization Fund

Short-term securities (continued)

	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 1.00%

KfW 2.43% due 1/11/2019[5]	$28,600	$28,579
Other securities		7,888

		36,467

Federal agency discount notes 0.82%

Federal Home Loan Bank 2.29% due 1/10/2019	30,000	29,984

U.S. Treasury bonds & notes 0.63%

U.S. Treasury Bills 2.35% due 2/7/2019	23,100	23,046

Total short-term securities (cost: $447,616,000)		447,602

Total investment securities 101.35% (cost: $3,425,984,000)		3,703,895
Other assets less liabilities (1.35)%		(49,381)

Net assets 100.00%		$3,654,514

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $16,560,000, an aggregate cost of $8,280,000, and which represented .45% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Common stocks 0.82%
Health care 0.82%
NuCana PLC (ADR)[1,2]	416,620	1,651,104	—	2,067,724	$—	$(13,335)	$—	$29,982

Consumer discretionary 0.00%
Hostelworld Group PLC[7]	6,212,000	—	6,212,000	—	2,632	(6,656)	437	—

Total 0.82%					$2,632	$(19,991)	$437	$29,982

50      American Funds Insurance Series

Global Small Capitalization Fund

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $67,607,000, which represented 1.85% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $729,211,000, which represented 19.95% of the net assets of the fund. This amount includes $697,427,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[5]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $309,041,000, which represented 8.46% of the net assets of the fund.

[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Unaffiliated issuer at 12/31/2018.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements

American Funds Insurance Series      51

Growth Fund

Summary investment portfolio December 31, 2018

Common stocks 91.48%

	Shares	Value (000)

Information technology 21.29%

Microsoft Corp.	10,468,400	$1,063,275
Broadcom Inc.	3,414,000	868,112
ASML Holding NV (New York registered)	1,278,400	198,944
ASML Holding NV	985,000	154,794
Visa Inc., Class A	2,650,400	349,694
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	31,814,000	231,687
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	89,307
ServiceNow, Inc.[2]	1,653,000	294,317
Intel Corp.	4,769,400	223,828
Workday, Inc., Class A2	1,123,000	179,321
Samsung Electronics Co., Ltd.[1]	3,901,400	134,758
Paycom Software, Inc.[2]	1,028,500	125,940
RingCentral, Inc., Class A2	1,433,100	118,145
Other securities		958,728

		4,990,850

Health care 16.77%

UnitedHealth Group Inc.	3,377,000	841,278
Regeneron Pharmaceuticals, Inc.[2]	1,341,000	500,864
Intuitive Surgical, Inc.[2]	940,500	450,424
Humana Inc.	1,056,200	302,580
Centene Corp.[2]	2,014,700	232,295
Vertex Pharmaceuticals Inc.[2]	1,400,900	232,143
Boston Scientific Corp.[2]	4,791,000	169,314
Cigna Corp.	739,902	140,522
Thermo Fisher Scientific Inc.	622,100	139,220
Other securities		924,343

		3,932,983

Communication services 13.53%

Facebook, Inc., Class A2	7,518,400	985,587
Alphabet Inc., Class C2	532,700	551,670
Alphabet Inc., Class A2	157,500	164,581
Netflix, Inc.[2]	2,401,060	642,668
Charter Communications, Inc., Class A2	997,380	284,223
Comcast Corp., Class A	7,616,400	259,339
Activision Blizzard, Inc.	3,895,800	181,427
Other securities		103,032

		3,172,527

Consumer discretionary 13.10%

Amazon.com, Inc.[2]	531,016	797,570
Tesla, Inc.[2]	1,813,000	603,366
Home Depot, Inc.	2,568,237	441,274
NIKE, Inc., Class B	2,479,800	183,852
Ulta Beauty, Inc.[2]	700,000	171,388
Other securities		875,296

		3,072,746

Financials 9.72%

Wells Fargo & Co.	7,294,754	336,142
Berkshire Hathaway Inc., Class A2	410	125,460
BlackRock, Inc.	494,000	194,053
JPMorgan Chase & Co.	1,683,000	164,294
PNC Financial Services Group, Inc.	1,133,600	132,529
Intercontinental Exchange, Inc.	1,699,900	128,054
Goldman Sachs Group, Inc.	752,400	125,688
Legal & General Group PLC	40,158,246	118,239
Other securities		955,543

		2,280,002

52      American Funds Insurance Series

Growth Fund

Common stocks

	Shares	Value (000)

Industrials 5.14%

TransDigm Group Inc.[2]	717,100	$243,857
MTU Aero Engines AG1	751,103	136,234
Other securities		824,453

		1,204,544

Energy 5.04%

Concho Resources Inc.[2]	2,421,560	248,912
EOG Resources, Inc.	2,182,000	190,292
Diamondback Energy, Inc.	1,189,000	110,220
Other securities		632,511

		1,181,935

Materials 2.68%

Linde PLC	705,000	110,008
Other securities		519,044

		629,052

Consumer staples 2.22%

Costco Wholesale Corp.	627,500	127,828
Other securities		391,450

		519,278

Real estate 1.59%

Equinix, Inc. REIT	433,500	152,835
Other securities		218,914

		371,749

Utilities 0.40%

Other securities		94,291

Total common stocks (cost: $14,970,485,000)		21,449,957

Convertible stocks 0.06%

Consumer discretionary 0.06%

Other securities		13,104

Total convertible stocks (cost: $10,650,000)		13,104

Short-term securities 8.29%

	Principal amount (000)

Federal Home Loan Bank 2.22%–2.39% due 1/7/2019–2/21/2019	$728,800	727,650
U.S. Treasury Bills 2.16%–2.43% due 1/2/2019–5/2/2019	689,200	686,594
Other securities		530,171

Total short-term securities (cost: $1,944,441,000)		1,944,415

Total investment securities 99.83% (cost: $16,925,576,000)		23,407,476
Other assets less liabilities 0.17%		40,385

Net assets 100.00%		$23,447,861

American Funds Insurance Series      53

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $50,104,000, an aggregate cost of $47,650,000, and which represented .21% of the net assets of the fund) were acquired from 5/22/2015 to 12/21/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities“ also includes securities (with an aggregate value of $427,632,000, which represented 1.82% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $819,772,000, which represented 3.50% of the net assets of the fund. This amount includes $719,983,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements

54      American Funds Insurance Series

International Fund

Summary investment portfolio December 31, 2018

Common stocks 88.00%

	Shares	Value (000)

Financials 15.22%

AIA Group Ltd.	40,985,700	$340,217
HDFC Bank Ltd.	7,804,100	237,169
HDFC Bank Ltd. (ADR)	498,647	51,655
Kotak Mahindra Bank Ltd.	6,186,048	111,334
Axis Bank Ltd.[1]	7,399,300	65,700
Axis Bank Ltd.[1,2,3,4]	3,222,055	26,034
Prudential PLC	3,810,265	68,089
Credit Suisse Group AG2	5,523,789	60,403
Other securities		411,019

		1,371,620

Industrials 13.93%

Airbus SE, non-registered shares	2,926,849	281,555
Yamato Holdings Co., Ltd.[2]	4,239,395	116,573
Rolls-Royce Holdings PLC[1]	10,833,188	114,606
Adani Ports & Special Economic Zone Ltd.	14,643,483	81,319
SMC Corp.[2]	266,100	80,325
Ryanair Holdings PLC (ADR)[1]	991,700	70,748
Melrose Industries PLC	33,132,733	69,196
Safran SA	549,000	66,298
Other securities		374,728

		1,255,348

Health care 12.21%

Novartis AG2	3,279,000	280,111
Shire PLC	3,360,150	195,726
Teva Pharmaceutical Industries Ltd. (ADR)	7,166,598	110,509
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,026,230	55,962
Grifols, SA, Class A, non-registered shares	881,000	23,116
Grifols, SA, Class B (ADR)	793,690	14,572
Fresenius SE & Co. KGaA[2]	1,819,000	88,503
Chugai Pharmaceutical Co., Ltd.[2]	1,434,500	83,302
Daiichi Sankyo Co., Ltd.[2]	2,160,000	69,011
Hikma Pharmaceuticals PLC	2,761,980	60,410
Other securities		118,954

		1,100,176

Consumer discretionary 10.25%

Alibaba Group Holding Ltd. (ADR)[1]	1,104,000	151,325
Galaxy Entertainment Group Ltd.	18,284,000	116,282
Kering SA	176,551	83,260
Hyundai Motor Co.[2]	682,393	72,333
Industria de Diseño Textil, SA	2,566,027	65,710
Ryohin Keikaku Co., Ltd.[2]	248,400	59,976
Other securities		374,282

		923,168

Consumer staples 6.67%

Pernod Ricard SA	929,337	152,584
Nestlé SA2	1,003,500	81,454
Kirin Holdings Co., Ltd.[2]	3,139,000	65,793
British American Tobacco PLC	1,862,200	59,339
Other securities		242,250

		601,420

Communication services 6.52%

Tencent Holdings Ltd.	4,992,087	200,181
SoftBank Group Corp.[2]	1,283,900	85,443
Nintendo Co., Ltd.[2]	216,239	57,577
Other securities		243,972

		587,173

American Funds Insurance Series      55

International Fund

Common stocks (continued)

	Shares	Value (000)

Information technology 5.65%

Samsung Electronics Co., Ltd.[2]	4,945,950	$170,838
ASML Holding NV	507,174	79,703
Other securities		258,653

		509,194

Materials 5.65%

Asahi Kasei Corp.[2]	11,328,780	116,444
Vale SA, ordinary nominative (ADR)	6,875,266	90,685
Vale SA, ordinary nominative	102,481	1,348
Teck Resources Ltd., Class B	3,152,000	67,856
Other securities		232,548

		508,881

Utilities 5.31%

ENN Energy Holdings Ltd.	14,004,000	124,204
China Gas Holdings Ltd.	24,134,000	85,989
Ørsted AS2	1,235,208	82,426
Other securities		185,495

		478,114

Energy 4.58%

Royal Dutch Shell PLC, Class B	3,191,000	95,174
Royal Dutch Shell PLC, Class A	1,440,256	42,360
Other securities		274,769

		412,303

Real estate 2.01%

China Overseas Land & Investment Ltd.	19,930,217	68,466
Other securities		112,771

		181,237

Total common stocks (cost: $7,462,877,000)		7,928,634

Rights & warrants 0.14%

Financials 0.07%

Axis Bank Ltd., warrants, expire 2019[1,2]	2,466,000	6,664
Other securities		—

		6,664

Real estate 0.07%

Other securities		6,382

Total rights & warrants (cost: $13,714,000)		13,046

	Principal amount (000)

Bonds, notes & other debt instruments 0.87%

Corporate bonds & notes 0.50%

Other 0.50%
Other securities		44,890

Total corporate bonds & notes		44,890

Bonds & notes of governments & government agencies outside the U.S. 0.37%
Other securities		33,018

Total bonds, notes & other debt instruments (cost: $70,215,000)		77,908

56      American Funds Insurance Series

International Fund

Short-term securities 10.84%

	Principal amount (000)	Value (000)

Canadian Imperial Bank of Commerce 2.31%–2.50% due 1/22/2019–1/25/2019[4]	$100,000	$99,839
Federal Home Loan Bank 2.15%–2.41% due 1/2/2019–3/21/2019	314,475	313,688
Mizuho Bank, Ltd. 2.61% due 2/25/2019[4]	75,000	74,694
Siemens Capital Co. LLC 2.50% due 2/19/2019[4]	55,000	54,808
U.S. Treasury Bill 2.38% due 2/19/2019	125,000	124,608
Other securities		309,216

Total short-term securities (cost: $976,875,000)		976,853

Total investment securities 99.85% (cost: $8,523,681,000)		8,996,441
Other assets less liabilities 0.15%		13,669

Net assets 100.00%		$9,010,110

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2018 (000)
USD 39,858	INR 2,825,000	Goldman Sachs	1/17/2019	$(525)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,613,221,000, which represented 29.00% of the net assets of the fund. This amount includes $2,569,796,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

[4]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $462,479,000, which represented 5.13% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	11/14/2017	$17,232	$26,034.29%

Key to abbreviations and symbol

ADR = American Depositary Receipts

INR = Indian rupees

USD/$ = U.S. dollars

See notes to financial statements

American Funds Insurance Series      57

New World Fund

Summary investment portfolio December 31, 2018

Common stocks 79.74%

	Shares	Value (000)

Information technology 16.77%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,901,000	$72,104
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	400,000	14,764
PagSeguro Digital Ltd., Class A2	2,813,223	52,692
Broadcom Inc.	167,150	42,503
Temenos AG1	204,800	24,564
Microsoft Corp.	232,100	23,574
StoneCo Ltd., Class A2	1,275,126	23,513
Kingdee International Software Group Co. Ltd.	22,463,000	19,851
Keyence Corp.[1]	38,300	19,434
EPAM Systems, Inc.[2]	167,200	19,397
Visa Inc., Class A	132,000	17,416
Murata Manufacturing Co., Ltd.[1]	123,800	16,783
Other securities		158,420

		505,015

Financials 10.94%

HDFC Bank Ltd.	2,688,876	81,716
AIA Group Ltd.	6,477,600	53,770
B3 SA - Brasil, Bolsa, Balcao	6,435,200	44,515
IndusInd Bank Ltd.	906,300	20,761
Shriram Transport Finance Co. Ltd.	1,150,000	20,425
Sberbank of Russia PJSC (ADR)	1,551,500	17,004
Other securities		91,189

		329,380

Energy 9.73%

Reliance Industries Ltd.	11,548,513	185,473
Royal Dutch Shell PLC, Class B	1,284,000	38,296
Royal Dutch Shell PLC, Class A	68,628	2,019
LUKOIL Oil Co. PJSC (ADR)	303,000	21,658
Exxon Mobil Corp.	32,000	2,182
Other securities		43,261

		292,889

Consumer discretionary 9.40%

Alibaba Group Holding Ltd. (ADR)[2]	386,237	52,941
Sony Corp.[1]	767,000	37,102
General Motors Co.	542,000	18,130
Other securities		174,720

		282,893

Health care 8.35%

Yunnan Baiyao Group Co., Ltd., Class A1	2,730,912	29,419
BioMarin Pharmaceutical Inc.[2]	318,000	27,078
AstraZeneca PLC	268,500	20,099
Other securities		174,692

		251,288

Consumer staples 6.31%

British American Tobacco PLC	1,529,000	48,722
JBS SA, ordinary nominative	9,930,600	29,696
Nestlé SA1	258,196	20,958
Kweichow Moutai Co., Ltd., Class A1	225,899	19,388
Other securities		71,102

		189,866

58      American Funds Insurance Series

New World Fund

Common stocks (continued)

	Shares	Value (000)
Communication services 5.74%

Alphabet Inc., Class C2	47,300	$48,984
Alphabet Inc., Class A2	16,900	17,660
Tencent Holdings Ltd.	591,600	23,723
Facebook, Inc., Class A2	162,200	21,263
Other securities		61,205

		172,835

Materials 5.59%

Vale SA, ordinary nominative	3,595,086	47,307
Vale SA, ordinary nominative (ADR)	395,000	5,210
First Quantum Minerals Ltd.	3,305,000	26,727
Other securities		89,219

		168,463

Industrials 4.49%

Azul SA, preference shares (ADR)[2]	866,446	23,992
Azul SA, preference shares[2]	838,500	7,788
Airbus SE, non-registered shares	280,229	26,957
Nidec Corp.[1]	151,400	17,171
Other securities		59,384

		135,292

Real estate 1.34%

American Tower Corp. REIT	176,800	27,968
Other securities		12,440

		40,408

Utilities 1.08%

Other securities		32,453

Total common stocks (cost: $2,216,498,000)		2,400,782

Rights & warrants 0.11%

Consumer staples 0.11%

Other securities		3,502

Total rights & warrants (cost: $3,452,000)		3,502

	Principal amount (000)

Bonds, notes & other debt instruments 3.09%

Bonds & notes of governments & government agencies outside the U.S. 2.61%

Other securities		78,507

Corporate bonds & notes 0.48%

Other 0.48%

Other securities		14,360

Total corporate bonds & notes		14,360

Total bonds, notes & other debt instruments (cost: $97,609,000)		92,867

Short-term securities 16.68%

American Honda Finance Corp. 2.35% due 1/10/2019	$25,000	24,983
ANZ New Zealand (International) Ltd. 2.72% due 3/13/2019[3]	20,000	19,893
Bank of Nova Scotia 2.62% due 2/19/2019[3]	50,000	49,820
Colgate-Palmolive Co. 2.39% due 1/14/2019[3]	20,000	19,981
Commonwealth Bank of Australia 2.50% due 1/23/2019[3]	49,600	49,522
ExxonMobil Corp. 2.38% due 1/8/2019	40,000	39,979
Federal Home Loan Bank 2.37% due 2/22/2019	95,500	95,169
Mizuho Bank, Ltd. 2.51% due 2/1/2019[3]	69,800	69,645

American Funds Insurance Series      59

New World Fund

Short-term securities (continued)

	Principal amount (000)	Value (000)

Swedbank AB 2.56% due 2/1/2019	$88,900	$88,705
Toronto-Dominion Bank 2.39% due 1/7/2019[3]	21,100	21,090
Other securities		23,530

Total short-term securities (cost: $502,291,000)		502,317

Total investment securities 99.62% (cost: $2,819,850,000)		2,999,468
Other assets less liabilities 0.38%		11,411

Net assets 100.00%		$3,010,879

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)				at 12/31/2018 (000)
INR	120,000	USD	1,673	HSBC Bank	1/10/2019	$44
USD	1,689	INR	120,000	Citibank	1/10/2019	(28)
EUR	590	USD	672	Morgan Stanley	1/14/2019	5
USD	674	EUR	590	JPMorgan Chase	1/14/2019	(2)
INR	112,350	USD	1,565	HSBC Bank	1/15/2019	41
USD	1,586	INR	112,350	HSBC Bank	1/15/2019	(20)
EUR	385	USD	439	Morgan Stanley	1/18/2019	3
USD	439	EUR	385	HSBC Bank	1/18/2019	(3)
USD	406	EUR	320	Citibank	3/6/2019	37
EUR	320	USD	366	Morgan Stanley	3/6/2019	2
USD	531	EUR	415	Goldman Sachs	3/8/2019	53
USD	323	EUR	255	Goldman Sachs	3/8/2019	29
EUR	670	USD	767	Morgan Stanley	3/8/2019	5
USD	1,397	EUR	1,100	JPMorgan Chase	3/15/2019	128
EUR	1,100	USD	1,259	Morgan Stanley	3/15/2019	9

						$303

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $486,458,000, which represented 16.16% of the net assets of the fund. This amount includes $463,432,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $277,296,000, which represented 9.21% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EUR = Euros

INR = Indian rupees

USD/$ = U.S. dollars

See notes to financial statements

60      American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2018

Common stocks 94.94%

	Shares	Value (000)
Health care 25.24%

AbbVie Inc.	6,711,500	$618,733
Abbott Laboratories	5,764,000	416,910
Amgen Inc.	1,416,510	275,752
Gilead Sciences, Inc.	3,761,212	235,264
Teva Pharmaceutical Industries Ltd. (ADR)	10,833,800	167,057
Medtronic PLC	900,000	81,864
UnitedHealth Group Inc.	211,000	52,564
Thermo Fisher Scientific Inc.	209,600	46,907
Other securities		132,401

		2,027,452

Information technology 13.45%

Microsoft Corp.	2,612,000	265,301
Intel Corp.	5,515,000	258,819
QUALCOMM Inc.	3,845,300	218,836
Broadcom Inc.	385,000	97,898
Texas Instruments Inc.	780,000	73,710
Mastercard Inc., Class A	337,000	63,575
Apple Inc.	400,000	63,096
Other securities		39,281

		1,080,516

Consumer staples 12.67%

Philip Morris International Inc.	3,349,900	223,639
Coca-Cola Co.	3,558,000	168,471
Altria Group, Inc.	2,872,800	141,888
Costco Wholesale Corp.	591,255	120,444
British American Tobacco PLC (ADR)	3,723,112	118,618
Kimberly-Clark Corp.	500,000	56,970
Kellogg Co.	792,000	45,152
PepsiCo, Inc.	400,000	44,192
Other securities		98,359

		1,017,733

Energy 9.44%

EOG Resources, Inc.	2,713,800	236,671
Exxon Mobil Corp.	2,699,800	184,099
Royal Dutch Shell PLC, Class B (ADR)	1,737,000	104,116
Halliburton Co.	2,844,730	75,613
Canadian Natural Resources, Ltd.	2,673,000	64,499
Noble Energy, Inc.	2,862,000	53,691
Other securities		39,514

		758,203

Communication services 9.11%

Alphabet Inc., Class A1	184,550	192,847
Alphabet Inc., Class C1	20,500	21,230
Verizon Communications Inc.	3,306,480	185,890
Facebook, Inc., Class A1	1,089,000	142,757
CBS Corp., Class B	2,886,400	126,194
Viacom Inc., Class B	2,435,136	62,583

		731,501

Industrials 8.56%

General Dynamics Corp.	1,206,000	189,595
CSX Corp.	2,726,000	169,366
Illinois Tool Works Inc.	650,000	82,349
Union Pacific Corp.	400,000	55,292

American Funds Insurance Series      61

Blue Chip Income and Growth Fund

Common stocks (continued)

	Shares	Value (000)

Industrials (continued)

United Technologies Corp.	500,000	$53,240
Northrop Grumman Corp.	174,300	42,686
Other securities		94,989

		687,517

Consumer discretionary 8.11%

Lowe’s Companies, Inc.	3,111,572	287,385
Marriott International, Inc., Class A	952,500	103,403
McDonald’s Corp.	500,000	88,785
General Motors Co.	1,752,800	58,631
Other securities		112,783

		650,987

Financials 4.89%

JPMorgan Chase & Co.	1,579,000	154,142
Charles Schwab Corp.	2,655,000	110,262
U.S. Bancorp	1,000,000	45,700
Other securities		82,299

		392,403

Materials 1.68%

Linde PLC	665,700	103,876
Other securities		31,028

		134,904

Other 1.79%

Other securities		143,876

Total common stocks (cost: $6,925,880,000)		7,625,092

Rights & warrants 0.05%

Financials 0.05%
Other securities		3,520

Total rights & warrants (cost: $10,088,000)		3,520

	Principal amount (000)

Short-term securities 4.85%

Coca-Cola Co. 2.40% due 1/23/2019[2]	$15,000	14,976
Federal Home Loan Bank 2.33%–2.36% due 1/18/2019–2/14/2019	154,500	154,194
U.S. Treasury Bills 2.24%–2.38% due 1/2/2019–2/19/2019	99,300	99,160
Other securities		121,091

Total short-term securities (cost: $389,429,000)		389,421

Total investment securities 99.84% (cost: $7,325,397,000)		8,018,033
Other assets less liabilities 0.16%		13,239

Net assets 100.00%		$8,031,272

62      American Funds Insurance Series

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $54,948,000, which represented .68% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements

American Funds Insurance Series      63

Global Growth and Income Fund

Summary investment portfolio December 31, 2018

Common stocks 91.72%

	Shares	Value (000)

Information technology 15.54%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,589,800	$69,838
Microsoft Corp.	416,000	42,253
Broadcom Inc.	145,500	36,998
Murata Manufacturing Co., Ltd.[1]	170,000	23,046
Apple Inc.	119,000	18,771
PagSeguro Digital Ltd., Class A2	998,752	18,707
Tableau Software, Inc., Class A2	104,000	12,480
ASML Holding NV	70,000	11,001
Halma PLC	610,000	10,605
Other securities		38,430

		282,129

Health care 11.07%

UnitedHealth Group Inc.	272,825	67,966
Merck & Co., Inc.	282,000	21,548
Hologic, Inc.[2]	400,000	16,440
Novartis AG1	148,000	12,643
AstraZeneca PLC	167,000	12,501
Boston Scientific Corp.[2]	351,000	12,404
Centene Corp.[2]	101,000	11,645
Other securities		45,961

		201,108

Financials 10.25%

AIA Group Ltd.	3,005,000	24,944
CME Group Inc., Class A	75,000	14,109
HDFC Bank Ltd.	444,000	13,493
DBS Group Holdings Ltd.	705,000	12,254
Blackstone Group LP	355,000	10,583
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,195,000	10,553
Other securities		100,183

		186,119

Communication services 10.13%

Nintendo Co., Ltd.[1]	289,000	76,951
Alphabet Inc., Class A2	26,500	27,691
Alphabet Inc., Class C2	9,000	9,321
Vivendi SA	715,200	17,438
Other securities		52,538

		183,939

Industrials 9.89%

Airbus SE, non-registered shares	589,200	56,679
Boeing Co.	97,400	31,411
Safran SA	143,000	17,269
Lockheed Martin Corp.	45,000	11,783
CCR SA, ordinary nominative	4,025,000	11,631
Other securities		50,746

		179,519

Consumer discretionary 9.55%

Home Depot, Inc.	146,000	25,086
LVMH Moët Hennessy-Louis Vuitton SE	56,200	16,626
Carnival Corp., units	319,000	15,727
Alibaba Group Holding Ltd. (ADR)[2]	93,500	12,816
Daimler AG1	222,000	11,680
Norwegian Cruise Line Holdings Ltd.[2]	275,000	11,657
Other securities		79,751

		173,343

64      American Funds Insurance Series

Global Growth and Income Fund

Common stocks (continued)

	Shares	Value (000)

Materials 6.53%

Vale SA, ordinary nominative	2,925,000	$ 38,489
Vale SA, ordinary nominative (ADR)	505,000	6,661
Other securities		73,399

		118,549

Energy 6.04%

Reliance Industries Ltd.	3,195,148	51,315
Royal Dutch Shell PLC, Class B	450,000	13,422
Galp Energia, SGPS, SA, Class B	708,000	11,190
Other securities		33,752

		109,679

Consumer staples 5.58%

Nestlé SA1	488,700	39,668
British American Tobacco PLC	937,000	29,858
Other securities		31,809

		101,335

Real estate 3.69%

MGM Growth Properties LLC REIT, Class A	676,200	17,858
Gaming and Leisure Properties, Inc. REIT	425,000	13,732
Other securities		35,494

		67,084

Utilities 3.45%

Ørsted AS1	491,552	32,802
Enel SPA[1]	2,780,000	16,066
Other securities		13,861

		62,729

Total common stocks (cost: $1,481,838,000)		1,665,533

Bonds, notes & other debt instruments 2.17%

	Principal amount (000)

Corporate bonds & notes 2.17%

Communication services 1.87%

Sprint Corp. 7.25% 2021	$33,000	33,858

Health care 0.30%

Other securities		5,526

Total bonds, notes & other debt instruments (cost: $38,299,000)		39,384

Short-term securities 5.89%

BASF SE 2.50% due 1/11/2019[3]	15,000	14,989
Federal Home Loan Bank 2.15%–2.38% due 1/2/2019–2/19/2019	57,200	57,104
KfW 2.51% due 2/13/2019[3]	25,000	24,922
Other securities		9,999

Total short-term securities (cost: $107,023,000)		107,014

Total investment securities 99.78% (cost: $1,627,160,000)		1,811,931
Other assets less liabilities 0.22%		3,943

Net assets 100.00%		$1,815,874

American Funds Insurance Series      65

Global Growth and Income Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2018 (000)
USD 7,748	AUD 10,500	Citibank	1/11/2019	$351

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $395,472,000, which represented 21.78% of the net assets of the fund. This amount includes $391,460,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $49,910,000, which represented 2.75% of the net assets of the fund.

Key to abbreviations and symbol

AUD = Australian dollars

ADR = American Depositary Receipts

USD/$ = U.S. dollars

See notes to financial statements

66      American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2018

Common stocks 90.59%

	Shares	Value (000)

Health care 15.91%

AbbVie Inc.	7,288,241	$671,903
UnitedHealth Group Inc.	2,286,268	569,555
Gilead Sciences, Inc.	7,114,800	445,031
Amgen Inc.	2,283,200	444,470
Abbott Laboratories	4,812,269	348,071
Merck & Co., Inc.	3,714,380	283,816
Cigna Corp.	1,277,418	242,607
Eli Lilly and Co.	1,567,600	181,403
Other securities		1,566,133

		4,752,989

Information technology 13.79%

Microsoft Corp.	9,710,500	986,297
Broadcom Inc.	1,985,134	504,780
Intel Corp.	9,945,900	466,761
Texas Instruments Inc.	3,188,582	301,321
Accenture PLC, Class A	1,490,900	210,232
QUALCOMM Inc.	3,500,275	199,201
Other securities		1,449,685

		4,118,277

Financials 11.01%

JPMorgan Chase & Co.	4,986,230	486,756
Bank of New York Mellon Corp.	6,217,700	292,667
CME Group Inc., Class A	1,464,600	275,521
Wells Fargo & Co.	5,210,100	240,081
Intercontinental Exchange, Inc.	3,183,555	239,817
Aon PLC, Class A	1,214,800	176,583
Berkshire Hathaway Inc., Class B1	814,500	166,305
Other securities		1,410,515

		3,288,245

Communication services 10.28%

Alphabet Inc., Class C1	348,784	361,204
Alphabet Inc., Class A1	317,250	331,514
Facebook, Inc., Class A1	4,975,927	652,294
Netflix, Inc.[1]	1,266,777	339,066
Verizon Communications Inc.	4,588,600	257,971
Twenty-First Century Fox, Inc., Class A	4,796,000	230,784
Comcast Corp., Class A	5,903,800	201,024
Other securities		695,140

		3,068,997

Industrials 9.19%

General Dynamics Corp.	2,033,000	319,608
Airbus SE, non-registered shares	2,559,564	246,223
BWX Technologies, Inc.[2]	5,290,948	202,273
Textron Inc.	3,831,077	176,191
Other securities		1,800,478

		2,744,773

Consumer staples 8.91%

Coca-Cola Co.	8,433,100	399,307
Philip Morris International Inc.	3,686,270	246,095
British American Tobacco PLC	6,830,460	217,653
British American Tobacco PLC (ADR)	479,440	15,275
Pernod Ricard SA	1,233,233	202,480
Other securities		1,579,033

		2,659,843

American Funds Insurance Series      67

Growth-Income Fund

Common stocks (continued)

	Shares	Value (000)

Energy 6.84%

Exxon Mobil Corp.	5,277,700	$ 359,886
Chevron Corp.	2,725,900	296,551
EOG Resources, Inc.	2,406,800	209,897
Enbridge Inc. (CAD denominated)	5,120,559	159,071
Enbridge Inc. (CAD denominated)[3]	1,340,553	41,644
Other securities		974,704

		2,041,753

Consumer discretionary 6.35%

Amazon.com, Inc.[1]	350,400	526,290
Lowe’s Companies, Inc.	2,000,000	184,720
Other securities		1,184,040

		1,895,050

Materials 4.69%

Celanese Corp.	3,329,233	299,531
Vale SA, ordinary nominative (ADR)	14,557,884	192,018
Vale SA, ordinary nominative	3,570,848	46,988
DowDuPont Inc.	3,404,500	182,073
Linde PLC	1,152,000	179,758
International Flavors & Fragrances Inc.	1,267,500	170,187
Other securities		330,092

		1,400,647

Real estate 1.79%

Crown Castle International Corp. REIT	1,827,000	198,467
Other securities		337,258

		535,725

Utilities 1.68%

Sempra Energy	1,840,000	199,070
Other securities		303,746

		502,816

Mutual funds 0.15%

Other securities		45,729

Total common stocks (cost: $22,571,835,000)		27,054,844

Convertible stocks 0.13%

Real estate 0.13%
Other securities		38,828

Total convertible stocks (cost: $39,390,000)		38,828

Convertible bonds 0.09%

	Principal amount (000)

Energy 0.09%

Other securities		27,617

Total convertible bonds (cost: $43,359,000)		27,617

Short-term securities 9.11%

Chevron Corp. 2.50% due 2/11/2019[3]	$30,000	29,913
Coca-Cola Co. 2.27% due 1/3/2019[3]	20,000	19,996
ExxonMobil Corp. 2.46% due 2/5/2019	100,000	99,752
Federal Home Loan Bank 2.20%–2.41% due 1/4/2019–3/26/2019	1,219,600	1,215,496
General Dynamics Corp. 2.52% due 1/10/2019[3]	45,000	44,970

68      American Funds Insurance Series

Growth-Income Fund

Short-term securities

	Principal amount (000)	Value (000)

Merck & Co. Inc. 2.35%–2.50% due 1/29/2019–2/27/2019[3]	$126,900	$126,512
U.S. Treasury Bills 2.27%–2.43% due 1/17/2019–5/2/2019	672,600	669,783
Other securities		513,291

Total short-term securities (cost: $2,719,773,000)		2,719,713

Total investment securities 99.92% (cost: $25,374,357,000)		29,841,002
Other assets less liabilities 0.08%		23,133

Net assets 100.00%		$29,864,135

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,082,559,000, which represented 3.62% of the net assets of the fund. This amount includes $974,212,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 12/31/2018 (000)
Common stocks 0.68%
Industrials 0.68%
BWX Technologies, Inc.	4,772,174	518,774	—	5,290,948	$—	$(116,886)	$3,182	$202,273

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $706,416,000, which represented 2.37% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements

American Funds Insurance Series      69

International Growth and Income Fund

Summary investment portfolio December 31, 2018

Common stocks 89.17%

	Shares	Value (000)

Financials 18.67%

HDFC Bank Ltd.	1,228,800	$37,344
Zurich Insurance Group AG1	92,200	27,498
AIA Group Ltd.	1,833,000	15,215
KB Financial Group Inc.[1]	356,500	14,918
Swedbank AB, Class A1	611,000	13,631
GT Capital Holdings, Inc.[1]	733,589	13,598
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,486,950	13,591
Prudential PLC	738,000	13,188
Banco Santander, SA	2,611,538	11,888
Sumitomo Mitsui Financial Group, Inc.[1]	308,000	10,218
Other securities		78,569

		249,658

Health care 13.34%

Shire PLC	927,000	53,997
Novartis AG1	426,145	36,404
Fresenius SE & Co. KGaA[1]	551,600	26,838
Daiichi Sankyo Co., Ltd.[1]	561,000	17,924
Teva Pharmaceutical Industries Ltd. (ADR)	662,000	10,208
Other securities		33,003

		178,374

Industrials 8.49%

Airbus SE, non-registered shares	253,960	24,430
Shanghai International Airport Co., Ltd., Class A1	2,855,033	21,203
ASSA ABLOY AB, Class B1	681,100	12,151
Adani Ports & Special Economic Zone Ltd.	2,008,779	11,155
Airports of Thailand PCL, foreign registered[1]	5,250,000	10,333
Other securities		34,231

		113,503

Energy 7.09%

Royal Dutch Shell PLC, Class A	1,933,691	56,872
Royal Dutch Shell PLC, Class B	138,000	4,116
TOTAL SA	399,350	21,130
Other securities		12,695

		94,813

Materials 7.06%

Rio Tinto PLC	874,100	41,557
Vale SA, ordinary nominative (ADR)	1,386,000	18,281
Yara International ASA[1]	343,000	13,223
Other securities		21,347

		94,408

Real estate 7.04%

Sun Hung Kai Properties Ltd.	2,227,000	31,739
CK Asset Holdings Ltd.	3,939,348	28,826
Daito Trust Construction Co., Ltd.[1]	95,500	13,077
China Resources Land Ltd.	3,162,000	12,155
Other securities		8,396

		94,193

Consumer staples 7.04%

British American Tobacco PLC	1,075,402	34,268
Pernod Ricard SA	128,650	21,123
Coca-Cola Icecek AS, Class C	2,631,000	15,351
Imperial Brands PLC	316,016	9,574
Other securities		13,864

		94,180

70      American Funds Insurance Series

International Growth and Income Fund

Common stocks

	Shares	Value (000)

Communication services 6.31%

Tencent Holdings Ltd.	440,700	$17,672
BT Group PLC	4,859,461	14,748
Yandex NV, Class A2	470,000	12,855
Other securities		39,178

		84,453

Utilities 6.08%

Ørsted AS1	441,200	29,441
ENN Energy Holdings Ltd.	1,658,000	14,705
Naturgy Energy Group, SA	400,000	10,202
Other securities		26,923

		81,271

Consumer discretionary 4.49%

LVMH Moët Hennessy-Louis Vuitton SE	48,000	14,200
EssilorLuxottica	105,000	13,288
Other securities		32,513

		60,001

Information technology 3.56%

Samsung Electronics Co., Ltd.[1]	417,500	14,421
Tokyo Electron Ltd.[1]	96,500	11,004
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,464,000	10,662
Other securities		11,493

		47,580

Total common stocks (cost: $1,222,804,000)		1,192,434

Bonds, notes & other debt instruments 1.14%

	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 0.61%

Other securities		8,169

Corporate bonds & notes 0.53%

Other 0.53%

Other securities		7,102

Total corporate bonds & notes		7,102

Total bonds, notes & other debt instruments (cost: $15,574,000)		15,271

Short-term securities 9.40%

BASF SE 2.62% due 2/5/2019[3]	$10,000	9,975
Federal Home Loan Bank 2.22%-2.41% due 1/2/2019-3/21/2019	49,700	49,556
KfW 2.43% due 1/11/2019[3]	23,200	23,183
L’Oréal USA, Inc. 2.50% due 1/16/2019[3]	10,000	9,989
National Rural Utilities Cooperative Finance Corp. 2.50% due 2/6/2019	18,100	18,054
Siemens Capital Corp. 2.50% due 1/16/2019[3]	15,000	14,984

Total short-term securities (cost: $125,744,000)		125,741

Total investment securities 99.71% (cost: $1,364,122,000)		1,333,446
Other assets less liabilities 0.29%		3,812

Net assets 100.00%		$1,337,258

American Funds Insurance Series      71

International Growth and Income Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $410,893,000, which represented 30.73% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $59,763,000, which represented 4.47% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements

72      American Funds Insurance Series

Capital Income Builder

Summary investment portfolio December 31, 2018

Common stocks 68.05%

	Shares	Value (000)

Financials 10.16%

CME Group Inc., Class A	73,016	$13,736
Zurich Insurance Group AG1	23,867	7,118
Wells Fargo & Co.	148,000	6,820
Sampo Oyj, Class A1	130,569	5,747
Svenska Handelsbanken AB, Class A1	475,408	5,274
DBS Group Holdings Ltd.	293,600	5,103
Other securities		24,783

		68,581

Consumer staples 9.24%

Philip Morris International Inc.	145,220	9,695
Coca-Cola Co.	177,700	8,414
Diageo PLC	233,000	8,301
Altria Group, Inc.	150,370	7,427
British American Tobacco PLC	189,300	6,032
Nestlé SA1	69,277	5,623
Other securities		16,929

		62,421

Information technology 8.94%

Broadcom Inc.	47,700	12,129
Microsoft Corp.	99,520	10,108
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,277,800	9,306
Intel Corp.	176,700	8,292
QUALCOMM Inc.	140,900	8,019
Other securities		12,493

		60,347

Real estate 7.81%

Crown Castle International Corp. REIT	118,400	12,862
American Tower Corp. REIT	68,369	10,815
Link Real Estate Investment Trust REIT	582,500	5,899
Other securities		23,132

		52,708

Energy 6.62%

Enbridge Inc. (CAD denominated)	335,970	10,437
Royal Dutch Shell PLC, Class B	321,740	9,596
Royal Dutch Shell PLC, Class B (ADR)	8,500	509
Royal Dutch Shell PLC, Class A	101	3
Williams Companies, Inc.	231,200	5,098
Chevron Corp.	22,600	2,459
Other securities		16,621

		44,723

Communication services 6.02%

Vodafone Group PLC	5,377,800	10,481
Verizon Communications Inc.	119,950	6,743
Koninklijke KPN NV	2,175,375	6,381
HKT Trust and HKT Ltd., units	3,699,240	5,329
Other securities		11,749

		40,683

Health care 5.69%

AstraZeneca PLC	105,100	7,867
AstraZeneca PLC (ADR)	145,100	5,511
Johnson & Johnson	60,200	7,769
Pfizer Inc.	158,900	6,936
Other securities		10,313

		38,396

American Funds Insurance Series      73

Capital Income Builder

Common stocks (continued)

	Shares	Value (000)

Utilities 5.52%

Edison International	135,100	$7,670
Enel SPA[1]	1,284,246	7,422
SSE PLC	477,689	6,585
Other securities		15,588

		37,265

Consumer discretionary 3.52%

Las Vegas Sands Corp.	154,300	8,031
Other securities		15,747

		23,778

Industrials 3.12%

Airbus SE, non-registered shares	73,714	7,091
Boeing Co.	17,900	5,773
Other securities		8,208

		21,072

Materials 1.41%

Other securities		9,546

Total common stocks (cost: $480,374,000)		459,520

Rights & warrants 0.00%

Energy 0.00%

Other securities		—

Total rights & warrants (cost: $1,000)		—

Convertible stocks 0.91%

Utilities 0.61%

Other securities		4,128

Real estate 0.30%

Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	1,900	1,999

Total convertible stocks (cost: $6,292,000)		6,127

Bonds, notes & other debt instruments 24.91%

	Principal amount (000)

U.S. Treasury bonds & notes 13.84%

U.S. Treasury 13.02%

U.S. Treasury 1.625% 2022	$6,050	5,872
U.S. Treasury 2.00% 2022	15,000	14,741
U.S. Treasury 2.125% 2022	8,800	8,681
U.S. Treasury 2.00% 2025	13,200	12,729
U.S. Treasury 2.00% 2026	7,500	7,160
U.S. Treasury, principal only, 0% 2047	12,400	5,188
U.S. Treasury 1.75%-3.13% 2021-2048[2]	33,658	33,580

		87,951

U.S. Treasury inflation-protected securities 0.82%

U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	5,599	5,512

Total U.S. Treasury bonds & notes		93,463

74      American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations 6.96%

Federal agency mortgage-backed obligations 6.72%

Fannie Mae 4.00% 2047[4]	$9,196	$9,385
Fannie Mae 4.50% 2048[4,5]	6,846	7,099
Fannie Mae 4.50% 2048[4]	5,816	6,033
Fannie Mae 4.50% 2048[4]	5,689	5,901
Fannie Mae 3.50%-4.00% 2046-2049[4,5]	2,344	2,382
Government National Mortgage Assn. 4.30%-6.87% 2049-2063[4,5]	7,553	7,817
Other securities		6,759

		45,376

Collateralized mortgage-backed obligations (privately originated) 0.24%

Other securities		1,582

Total mortgage-backed obligations		46,958

Corporate bonds & notes 3.97%

Financials 0.98%

CME Group Inc. 4.15% 2048	100	102
Wells Fargo & Co. 3.55%-4.60% 2021-2023	600	606
Other securities		5,886

		6,594

Utilities 0.83%

Enel Finance International SA 3.625% 2027[6]	215	190
Southern California Edison Co. 4.65% 2043	100	101
Other securities		5,297

		5,588

Health care 0.54%

AstraZeneca PLC 3.38%-3.50% 2023-2025	470	463
Other securities		3,196

		3,659

Communication services 0.38%

Verizon Communications Inc. 4.329% 2028	312	314
Vodafone Group PLC 3.75%-5.25% 2024-2048	600	582
Other securities		1,668

		2,564

Consumer staples 0.36%

Philip Morris International Inc. 2.63%-3.60% 2022-2023	273	265
Other securities		2,203

		2,468

Energy 0.26%

Shell International Finance BV 3.50% 2023	100	101
Other securities		1,629

		1,730

Information technology 0.04%

Broadcom Ltd. 3.50%-3.88% 2027-2028	328	291

Other 0.58%

Other securities		3,923

Total corporate bonds & notes		26,817

American Funds Insurance Series      75

Capital Income Builder

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Asset-backed obligations 0.14%

Other securities		$967

Total bonds, notes & other debt instruments (cost: $169,549,000)		168,205

Short-term securities 6.79%

Chevron Corp. 2.39% due 1/28/2019[6]	$10,000	9,981
Federal Home Loan Bank 2.33%-2.38% due 1/18/2019-2/21/2019	22,200	22,140
National Rural Utilities Cooperative Finance Corp. 2.52% due 1/31/2019	9,600	9,579
Pfizer Inc. 2.31% due 1/15/2019[6]	4,200	4,196

Total short-term securities (cost: $45,898,000)		45,896

Total investment securities 100.66% (cost: $702,114,000)		679,748
Other assets less liabilities (0.66)%		(4,468)

Net assets 100.00%		$675,280

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2018[8] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
90 Day Euro Dollar Futures	Long	100	December 2019	$25,000	$24,338	$151
2 Year U.S. Treasury Note Futures	Long	49	April 2019	9,800	10,403	67
5 Year U.S. Treasury Note Futures	Long	988	April 2019	98,800	113,311	1,810
10 Year Ultra U.S. Treasury Note Futures	Short	473	March 2019	(47,300)	(61,527)	(1,820)
20 Year U.S. Treasury Bond Futures	Long	64	March 2019	6,400	9,344	439
30 Year Ultra U.S. Treasury Bond Futures	Short	26	March 2019	(2,600)	(4,177)	(218)

						$429

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $77,218,000, which represented 11.43% of the net assets of the fund. This amount includes $76,827,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $284,000, which represented .04% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $23,524,000, which represented 3.48% of the net assets of the fund.

[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

76      American Funds Insurance Series

Capital Income Builder

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

TBA = To-be-announced

See notes to financial statements

American Funds Insurance Series      77

Asset Allocation Fund

Summary investment portfolio December 31, 2018

Common stocks 58.94%

	Shares	Value (000)
Information technology 13.64%

Microsoft Corp.	6,500,000	$660,205
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	14,016,000	517,331
Broadcom Inc.	1,995,000	507,289
VeriSign, Inc.[1]	2,000,000	296,580
ASML Holding NV (New York registered)	1,865,000	290,231
Intel Corp.	5,820,000	273,133
Intuit Inc.	1,100,000	216,535
Visa Inc., Class A	1,032,000	136,162
Other securities		230,164

		3,127,630

Health care 11.11%

UnitedHealth Group Inc.	2,016,300	502,301
Johnson & Johnson	3,472,000	448,062
Cigna Corp.	1,689,540	320,877
Humana Inc.	965,000	276,453
AbbVie Inc.	2,675,300	246,636
Merck & Co., Inc.	2,420,300	184,935
Bluebird Bio, Inc.[1]	1,617,100	160,416
Other securities		406,972

		2,546,652

Financials 9.49%

Chubb Ltd.	2,450,000	316,491
Arch Capital Group Ltd.[1]	8,595,000	229,658
First Republic Bank	2,580,000	224,202
Wells Fargo & Co.	3,500,000	161,280
JPMorgan Chase & Co.	1,600,000	156,192
Bank of America Corp.	6,000,000	147,840
CME Group Inc., Class A	738,200	138,870
Citigroup Inc.	2,500,000	130,150
Other securities		670,432

		2,175,115

Industrials 4.39%

Boeing Co.	1,140,000	367,650
Northrop Grumman Corp.	1,249,400	305,978
Lockheed Martin Corp.	847,200	221,831
Other securities		111,429

		1,006,888

Energy 4.17%

Noble Energy, Inc.	10,500,000	196,980
Cenovus Energy Inc.	27,000,000	189,862
Royal Dutch Shell PLC, Class B (ADR)	2,745,000	164,535
Other securities		404,961

		956,338

Consumer discretionary 3.94%

Home Depot, Inc.	1,125,000	193,297
Amazon.com, Inc.[1]	103,000	154,703
General Motors Co.	4,100,000	137,145
VF Corp.	1,600,000	114,144
Other securities		304,124

		903,413

78      American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Value (000)

Communication services 3.70%

Comcast Corp., Class A	7,550,000	$257,077
Facebook, Inc., Class A1	1,332,000	174,612
Verizon Communications Inc.	2,040,000	114,689
Other securities		301,633

		848,011

Consumer staples 3.52%

Philip Morris International Inc.	5,430,000	362,507
Nestlé SA2	3,242,230	263,173
Nestlé SA (ADR)	900,000	72,864
Other securities		109,682

		808,226

Materials 3.23%

DowDuPont Inc.	7,753,100	414,636
Other securities		324,972

		739,608

Utilities 0.94%

CMS Energy Corp.	2,284,700	113,435
Other securities		102,464

		215,899

Real estate 0.81%

Other securities		184,779

Total common stocks (cost: $10,995,856,000)		13,512,559

Rights & warrants 0.00%

Other 0.00%

Other securities		242

Total rights & warrants (cost: $70,000)		242

Convertible stocks 0.03%

Industrials 0.03%

Other securities		6,074

Total convertible stocks (cost: $4,800,000)		6,074

Convertible bonds 0.00%

	Principal amount (000)

Communication services 0.00%

Other securities		1,272

Bonds, notes & other debt instruments 28.92%

U.S. Treasury bonds & notes 12.30%

U.S. Treasury 9.54%

U.S. Treasury 1.50% 2019	$ 400,000	399,688
U.S. Treasury 1.25% 2020[3]	298,117	293,842
U.S. Treasury 1.625% 2020	125,000	123,238
U.S. Treasury 2.25% 2027	126,075	122,452
U.S. Treasury 1.13%-4.75% 2019-2048[3]	1,260,397	1,247,301

		2,186,521

American Funds Insurance Series      79

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities 2.76%

U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	$221,289	$217,968
U.S. Treasury Inflation-Protected Security 1.375% 2044[3,4]	139,180	144,107
U.S. Treasury Inflation-Protected Securities 0.13%-2.38% 2021-2047[4]	283,125	271,873

		633,948

Total U.S. Treasury bonds & notes		2,820,469

Corporate bonds & notes 9.97%

Energy 1.60%

Other securities		367,218

Financials 1.56%

ACE INA Holdings Inc. 2.30%-4.35% 2020-2045	6,905	6,864
Other securities		349,954

		356,818

Health care 1.52%

AbbVie Inc. 4.25%-4.88% 2028-2048	11,404	10,435
Cigna Corp. 3.40%-4.90% 2021-2048[5]	18,585	18,521
Johnson & Johnson 2.45% 2026	5,285	4,970
Other securities		315,654

		349,580

Communication services 1.07%

Comcast Corp. 2.35%-4.70% 2025-2048	24,439	24,085
NBCUniversal Enterprise, Inc. 1.974% 2019[5]	100	100
Other securities		220,154

		244,339

Materials 0.73%

Dow Chemical Co. 4.55% 2025[5]	8,394	8,556
DowDuPont Inc. 4.21%-4.73% 2023-2028	16,125	16,632
Other securities		142,841

		168,029

Industrials 0.63%

Lockheed Martin Corp. 2.50%-3.55% 2020-2026	10,050	9,962
Northrop Grumman Corp. 2.93%-3.25% 2025-2028	8,140	7,676
Other securities		127,441

		145,079

Consumer staples 0.59%

Nestle Holdings, Inc. 3.50% 2025[5]	4,500	4,526
Philip Morris International Inc. 1.88%-4.25% 2020-2044	15,405	14,816
Other securities		116,177

		135,519

Information technology 0.29%

Broadcom Ltd. 3.00%-3.63% 2022-2028	6,277	5,582
Microsoft Corp. 4.10%-4.20% 2035-2037	7,000	7,268
Other securities		52,778

		65,628

Other 1.98%

Other securities		454,358

Total corporate bonds & notes		2,286,568

80      American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations 5.75%

Federal agency mortgage-backed obligations 5.59%

Fannie Mae 0%-7.50% 2021-2049[6,7,8]	$576,633	$585,310
Freddie Mac 3.00%-6.50% 2037-2049[6,8]	309,698	312,698
Other securities		383,453

		1,281,461

Other 0.16%

Other securities		37,382

Total mortgage-backed obligations		1,318,843

Federal agency bonds & notes 0.07%

Fannie Mae 1.88%-2.00% 2022-2026	16,000	15,031

Other 0.83%

Other securities		190,115

Total bonds, notes & other debt instruments (cost: $6,771,429,000)		6,631,026

Short-term securities 13.60%

Federal Home Loan Bank 2.13%-2.41% due 1/2/2019-3/15/2019	1,506,150	1,501,682
Merck & Co. Inc. 2.37%-2.50% due 1/23/2019-2/27/2019[5]	149,000	148,526
U.S. Treasury Bills 2.12%-2.38% due 1/15/2019-3/7/2019	660,200	658,327
United Parcel Service Inc. 2.34%-2.40% due 1/14/2019-1/22/2019[5]	175,000	174,804
Other securities		633,289

Total short-term securities (cost: $3,116,790,000)		3,116,628

Total investment securities 101.49% (cost: $20,890,335,000)		23,267,801
Other assets less liabilities (1.49)%		(342,350)

Net assets 100.00%		$22,925,451

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $43,203,000, which represented .19% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $30,904,000, an aggregate cost of $36,241,000, and which represented .13% of the net assets of the fund) were acquired from 9/26/2013 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series      81

Asset Allocation Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 12/31/2018[10] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
2 Year U.S. Treasury Note Futures	Long	2,898	April 2019	$579,600	$615,282	$2,012
5 Year U.S. Treasury Note Futures	Long	1,317	April 2019	131,700	151,043	2,659
10 Year U.S. Treasury Note Futures	Long	817	March 2019	81,700	99,687	1,364
10 Year Ultra U.S. Treasury Note Futures	Short	211	March 2019	(21,100)	(27,447)	(874)

						$5,161

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 12/31/2018 (000)
1.6365%	3-month USD-LIBOR	10/16/2019	$124,000	$(1,066)	$—	$(1,066)
U.S. EFFR	2.4435%	12/20/2023	17,844	(137)	—	(137)
U.S. EFFR	2.45375%	12/20/2023	159,848	(1,304)	—	(1,304)
U.S. EFFR	2.4225%	12/24/2023	73,206	(490)	—	(490)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(560)	—	(560)

					$—	$(3,557)

82      American Funds Insurance Series

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized depreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2018 (000)
Common stocks 0.59%
Energy 0.14%
Weatherford International PLC[1]	56,000,000	4,000,000	—	60,000,000	$—	$(210,215)	$—	$33,540
Consumer discretionary 0.45%
Dillard’s, Inc., Class A (USA)[11]	807,618	892,382	—	1,700,000	—	(9,607)	562	102,527

Total common stocks								136,067

Bonds, notes & other debt instruments 0.08%
Energy 0.08%
Weatherford International PLC 4.50% 2022	$2,670,000	$3,695,000	—	$6,365,000	—	(1,890)	340	3,755
Weatherford International PLC 8.25% 2023	$5,500,000	$300,000	—	$5,800,000	—	(2,350)	484	3,523
Weatherford International PLC 9.875% 2024	—	$1,000,000	—	$1,000,000	—	(391)	86	620
Weatherford International PLC 9.875% 2025[5]	—	$2,550,000	—	$2,550,000	—	(973)	214	1,562
Weatherford International PLC 6.50% 2036	$7,595,000	—	—	$7,595,000	—	(2,323)	519	3,987
Weatherford International PLC 6.75% 2040	$7,825,000	—	—	$7,825,000	—	(2,412)	553	4,069

								17,516

Total 0.67%					$—	$(230,161)	$2,758	$153,583

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $396,462,000, which represented 1.73% of the net assets of the fund. This amount includes $369,780,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,162,000, which represented .04% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,612,443,000, which represented 7.03% of the net assets of the fund.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2017; it was not publicly disclosed.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements

American Funds Insurance Series      83

Global Balanced Fund

Summary investment portfolio December 31, 2018

Common stocks 56.65%

	Shares	Value (000)
Information technology 11.31%

ASML Holding NV	35,800	$5,626
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	732,000	5,331
Microsoft Corp.	48,500	4,926
PagSeguro Digital Ltd., Class A2	220,528	4,130
Broadcom Inc.	15,150	3,852
Temenos AG1	25,000	2,999
Keyence Corp.[1]	4,400	2,233
Intel Corp.	44,000	2,065
Other securities		10,273

		41,435

Financials 8.12%

JPMorgan Chase & Co.	48,270	4,712
HSBC Holdings PLC (GBP denominated)	539,633	4,449
Berkshire Hathaway Inc., Class A2	12	3,672
B3 SA-Brasil, Bolsa, Balcao	376,000	2,601
HDFC Bank Ltd. (ADR)	21,605	2,238
Credicorp Ltd.	10,050	2,228
Wells Fargo & Co.	47,900	2,207
AIA Group Ltd.	250,000	2,075
Other securities		5,545

		29,727

Health care 7.49%
Merck & Co., Inc.	66,870	5,110
Humana Inc.	16,330	4,678
UnitedHealth Group Inc.	8,985	2,238
Other securities		15,420

		27,446

Industrials 6.81%
Boeing Co.	15,250	4,918
Edenred SA	65,000	2,391
Other securities		17,629

		24,938

Energy 4.95%
ConocoPhillips	56,006	3,492
Royal Dutch Shell PLC, Class B	114,200	3,406
LUKOIL Oil Co. PJSC (ADR)	39,800	2,845
Enbridge Inc. (CAD denominated)	62,117	1,929
Enbridge Inc. (CAD denominated)[3]	16,157	502
TOTAL SA	45,200	2,391
Other securities		3,564

		18,129

Consumer staples 4.85%
Nestlé SA1	45,300	3,677
Philip Morris International Inc.	50,800	3,391
British American Tobacco PLC	78,900	2,514
Coca-Cola European Partners PLC	48,000	2,201
Other securities		5,994

		17,777

Consumer discretionary 4.05%
Amazon.com, Inc.[2]	2,500	3,755
Ocado Group PLC[2]	259,500	2,613
Other securities		8,465

		14,833

84      American Funds Insurance Series

Global Balanced Fund

Common stocks (continued)

	Shares		Value (000)
Materials 3.54%

DowDuPont Inc.		40,738	$2,179
Linde PLC[1]		13,706	2,176
Randgold Resources Ltd.[1]		25,000	2,068
Other securities			6,530

			12,953

Communication services 2.21%

Nintendo Co., Ltd.[1]		21,300	5,671
Other securities			2,412

			8,083

Real estate 1.91%

Link Real Estate Investment Trust REIT		211,697	2,144
Other securities			4,838

			6,982

Utilities 1.41%

Ørsted AS1		33,800	2,255
ENN Energy Holdings Ltd.		232,000	2,058
Other securities			839

			5,152

Total common stocks (cost: $181,317,000)			207,455

Bonds, notes & other debt instruments 36.97%

	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 16.15%

Canada 1.00%-2.25% 2022-2025	C$	2,000	1,484
Japan, Series 395, 0.10% 2020		¥251,100	2,301
Japan, Series 346, 0.10% 2027		380,450	3,529
Japan 0.10%-1.70% 2020-2046[4]		1,018,875	9,836
Poland (Republic of) 3.25%-5.75% 2020-2025	PLN	14,140	4,068
United Mexican States 5.75%-10.00% 2020-2042	MXN	63,500	2,995
United Mexican States 4.15%-4.60% 2027-2046		$600	565
Other securities			34,368

			59,146

U.S. Treasury bonds & notes 12.50%

U.S. Treasury 10.13%

U.S. Treasury 2.875% 2021		2,250	2,276
U.S. Treasury 1.625% 2022		2,850	2,766
U.S. Treasury 2.875% 2023		2,250	2,288
U.S. Treasury 2.25% 2027		2,800	2,711
U.S. Treasury 2.875% 2028[5]		2,170	2,205
U.S. Treasury 1.00%-3.13% 2019-2046[5]		25,142	24,843

			37,089

U.S. Treasury inflation-protected securities 2.37%
U.S. Treasury Inflation-Protected Securities 0.13%-2.38% 2022-2044[4]		8,962	8,681

Total U.S. Treasury bonds & notes			45,770

Corporate bonds & notes 6.43%

Financials 1.61%

Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[3,6]		200	191
Berkshire Hathaway Inc. 3.00% 2022		75	75
HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)[6]		€100	115
HSBC Holdings PLC 3.03%–4.29% 2023–2026[6]		$650	633

American Funds Insurance Series      85

Global Balanced Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Corporate bonds & notes (continued)

Financials (continued)
JPMorgan Chase & Co. 2.55%-6.75% 2021-2049[6]		$389	$387
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.848% 2021[7]		300	297
Other securities			4,193

			5,891

Utilities 0.98%

Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023		72	72
Other securities			3,539

			3,611

Health care 0.92%

Humana Inc. 3.15% 2022		100	98
Other securities			3,277

			3,375

Consumer discretionary 0.56%

Amazon.com, Inc. 2.80%-3.15% 2024-2027		220	213
Other securities			1,826

			2,039

Energy 0.53%

Petróleos Mexicanos 7.47% 2026	MXN	4,000	150
Petróleos Mexicanos 6.35%-6.50% 2027-2048		$487	408
Shell International Finance BV 3.50% 2023		330	334
Other securities			1,035

			1,927

Information technology 0.31%

Broadcom Ltd. 3.875% 2027		190	171
Microsoft Corp. 2.40%-3.30% 2026-2027		652	630
Other securities			338

			1,139

Other 1.52%

Other securities			5,550

Total corporate bonds & notes			23,532

Mortgage-backed obligations 1.89%

Federal agency mortgage-backed obligations 1.18%

Fannie Mae 4.00%-4.50% 2041-2049[8,9]		3,775	3,871
Other securities			474

			4,345

Other 0.71%

Other securities			2,591

Total mortgage-backed obligations			6,936

Total bonds, notes & other debt instruments (cost: $138,335,000)			135,384

86      American Funds Insurance Series

Global Balanced Fund

Short-term securities 6.99%

	Principal amount (000)	Value (000)

Canada Bill 2.32% due 1/3/2019	$6,000	$6,000
Federal Home Loan Bank 2.15%–2.39% due 1/2/2019–1/22/2019	9,600	9,592
National Rural Utilities Cooperative Finance Corp. 2.55% due 1/14/2019	5,000	4,995
U.S. Treasury Bills 2.28% due 1/15/2019	5,000	4,996

Total short-term securities (cost: $25,583,000)		25,583

Total investment securities 100.61% (cost: $345,235,000)		368,422
Other assets less liabilities (0.61)%		(2,233)

Net assets 100.00%		$366,189

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 12/31/2018[11] (000)	Unrealized appreciation at 12/31/2018 (000)
2 Year U.S. Treasury Note Futures	Long	6	April 2019	$1,200	$1,274	$6
5 Year U.S. Treasury Note Futures	Long	97	April 2019	9,700	11,124	116
10 Year Ultra U.S. Treasury Note Futures	Long	9	March 2019	900	1,171	38
10 Year U.S. Treasury Note Futures	Long	7	March 2019	700	854	20

						$180

Forward currency contracts

Contract amount						Unrealized (depreciation) appreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2018 (000)
US	D500	MYR	2,100	JPMorgan Chase	1/4/2019	$(8)
USD	482	THB	15,900	HSBC Bank	1/8/2019	(6)
USD	1,367	EUR	1,200	Citibank	1/8/2019	(9)
JPY	57,806	EUR	450	HSBC Bank	1/9/2019	12
JPY	42,300	USD	374	Citibank	1/9/2019	12
EUR	534	USD	606	Goldman Sachs	1/9/2019	6
USD	354	JPY	40,000	Bank of New York Mellon	1/9/2019	(11)
USD	513	BRL	2,000	Citibank	1/10/2019	(3)
USD	350	INR	24,900	Citibank	1/10/2019	(6)
JPY	9,730	USD	86	JPMorgan Chase	1/11/2019	3
JPY	9,730	USD	86	Goldman Sachs	1/11/2019	3
USD	162	ILS	600	Goldman Sachs	1/11/2019	1
USD	497	PLN	1,870	JPMorgan Chase	1/11/2019	(3)
USD	172	JPY	19,459	Goldman Sachs	1/11/2019	(6)
USD	356	INR	25,000	Citibank	1/14/2019	(1)
USD	378	MYR	1,580	JPMorgan Chase	1/14/2019	(4)
USD	692	INR	49,000	HSBC Bank	1/15/2019	(9)
JPY	116,594	USD	1,033	JPMorgan Chase	1/17/2019	32
USD	871	CAD	1,165	Citibank	1/17/2019	17
EUR	938	USD	1,068	Goldman Sachs	1/17/2019	9
KRW	900,000	USD	802	JPMorgan Chase	1/17/2019	5
USD	259	THB	8,500	Bank of America, N.A.	1/17/2019	(2)

American Funds Insurance Series      87

Global Balanced Fund

Forward currency contracts (continued)

Contract amount						Unrealized (depreciation) appreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2018 (000)
USD	796	KRW	900,000	Morgan Stanley	1/17/2019	$(11)
USD	740	JPY	83,520	Citibank	1/17/2019	(23)
JPY	110,281	EUR	860	Goldman Sachs	1/18/2019	21
USD	520	AUD	725	JPMorgan Chase	1/18/2019	10
USD	113	CAD	150	Goldman Sachs	1/18/2019	4
KRW	532,100	USD	475	HSBC Bank	1/18/2019	2
GBP	190	USD	243	Citibank	1/18/2019	(1)
USD	474	KRW	532,100	Goldman Sachs	1/18/2019	(3)
USD	116	INR	8,300	Citibank	1/22/2019	(3)
USD	588	BRL	2,300	JPMorgan Chase	1/22/2019	(5)
GBP	1,476	USD	1,871	Citibank	1/24/2019	13
EUR	1,565	USD	1,787	JPMorgan Chase	1/24/2019	10
GBP	270	EUR	300	Bank of America, N.A.	1/24/2019	— [12]
NOK	2,700	USD	316	Bank of New York Mellon	1/24/2019	(3)
USD	699	AUD	970	UBS AG	1/25/2019	15
USD	462	INR	32,718	JPMorgan Chase	1/25/2019	(6)
EUR	717	USD	812	HSBC Bank	1/28/2019	11
EUR	400	USD	459	HSBC Bank	1/28/2019	1
NOK	3,054	USD	351	UBS AG	1/29/2019	3
USD	143	MXN	2,900	HSBC Bank	1/29/2019	(3)
JPY	85,000	USD	754	JPMorgan Chase	2/13/2019	24
USD	504	CNH	3,500	JPMorgan Chase	2/28/2019	(6)
USD	62	BRL	250	HSBC Bank	12/20/2019	— [12]

						$82

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
U.S. EFFR	2.521%	5/1/2019	$153,000	$(19)	$—	$(19)
(0.0385)%	EONIA	12/4/2021	€4,300	12	—	12
(0.0405)%	EONIA	12/4/2021	4,400	12	—	12

					$—	$5

88      American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $42,136,000, which represented 11.51% of the net assets of the fund. This amount includes $40,068,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $10,661,000, which represented 2.91% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $154,000, which represented .04% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CNH = Chinese yuan renminbi

EFFR = Effective Federal Funds Rate

EONIA = Euro Overnight Index Average

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

TBA = To-be-announced

THB = Thai baht

USD/$ = U.S. dollars

See notes to financial statements

American Funds Insurance Series      89

Bond Fund

Summary investment portfolio December 31, 2018

Bonds, notes & other debt instruments 98.44%

	Principal amount (000)		Value (000)
Corporate bonds & notes 36.57%

Financials 10.49%

Bank of America Corp. 2.82%-4.27% 2023-2029[1]		$111,866	$108,914
General Motors Financial Co. 4.20% 2021		12,600	12,602
Intesa Sanpaolo SpA 5.017% 2024[2]		70,790	64,129
Morgan Stanley 2.50%-3.88% 2021-2029[1,3]		103,230	100,523
Other securities			747,734

			1,033,902

Health care 6.53%

Teva Pharmaceutical Finance Co. BV 2.80% 2023		77,814	67,082
Teva Pharmaceutical Finance Co. BV 2.20%-6.75% 2021-2046		133,539	103,666
Other securities			472,682

			643,430

Energy 5.02%

Petróleos Mexicanos 7.47% 2026	MXN	295,000	11,075
Petróleos Mexicanos 4.63%-6.75% 2022-2048		$65,035	57,055
Other securities			426,114

			494,244

Utilities 3.49%

Other securities			344,262

Consumer discretionary 3.03%

General Motors Co. 4.35%-5.95% 2025-2049		20,265	18,401
General Motors Financial Co. 3.15%-3.95% 2020-2024		71,039	67,851
Other securities			212,152

			298,404

Consumer staples 2.82%

Other securities			277,569

Communication services 2.07%

Other securities			204,443

Industrials 1.04%

Other securities			102,117

Other 2.08%

Other securities			205,279

Total corporate bonds & notes			3,603,650

U.S. Treasury bonds & notes 28.94%

U.S. Treasury 23.96%

U.S. Treasury 2.25% 2023		110,600	109,231
U.S. Treasury 2.50% 2023		57,200	57,218
U.S. Treasury 2.625% 2023		297,846	299,451
U.S. Treasury 2.75% 2023		173,600	175,425
U.S. Treasury 2.125% 2024[4]		250,100	245,361
U.S. Treasury 2.125% 2024[4]		72,100	70,548
U.S. Treasury 2.125% 2024		72,100	70,475
U.S. Treasury 2.25% 2024		65,000	64,175
U.S. Treasury 2.625% 2025		76,884	77,076
U.S. Treasury 2.75% 2025		132,000	133,361
U.S. Treasury 2.875% 2025		162,218	165,056
U.S. Treasury 2.875% 2025		96,200	97,906
U.S. Treasury 2.25% 2027		120,200	116,223

90      American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)		Value (000)
U.S. Treasury 2.25% 2027		$73,175	$71,072
U.S. Treasury 3.125% 2028		125,656	130,492
U.S. Treasury 3.00% 2048[4]		72,499	72,268
U.S. Treasury 3.125% 2048[4]		85,768	87,519
U.S. Treasury 3.375% 2048[4]		105,392	112,851
U.S. Treasury 2.38%-8.75% 2020-2045		195,161	206,044

			2,361,752

U.S. Treasury inflation-protected securities 4.98%

U.S. Treasury Inflation-Protected Security 0.625% 2023[5]		50,902	50,107
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]		54,409	52,483
U.S. Treasury Inflation-Protected Security 0.375% 2027[5]		155,061	147,380
U.S. Treasury Inflation-Protected Security 0.50% 2028[5]		128,145	122,360
U.S. Treasury Inflation-Protected Security 0.75% 2028[5]		71,633	70,160
U.S. Treasury Inflation-Protected Securities 0.88%-1.00% 2047-2048[4,5]		57,402	48,055

			490,545

Total U.S. Treasury bonds & notes			2,852,297

Mortgage-backed obligations 22.67%

Federal agency mortgage-backed obligations 22.65%

Fannie Mae 3.50% 2047[6]		94,234	94,300
Fannie Mae 3.50% 2047[6]		65,315	65,360
Fannie Mae 3.50% 2049[6,7]		538,377	538,494
Fannie Mae 4.00% 2049[6,7]		225,210	229,666
Fannie Mae 4.50% 2049[6,7]		98,000	101,542
Fannie Mae 3.00%-9.19% 2023-2049[3,6]		170,534	172,675
Freddie Mac 3.50% 2047[6]		111,522	111,566
Freddie Mac 3.50% 2047[6]		61,286	61,335
Freddie Mac 4.00% 2048[6]		63,344	64,620
Freddie Mac 4.00% 2048[6]		58,724	59,906
Freddie Mac 4.00% 2048[6]		50,769	51,791
Freddie Mac 3.00%-5.50% 2033-2048[6]		186,165	186,978
Government National Mortgage Assn. 4.00% 2049[6,7]		78,661	80,560
Government National Mortgage Assn. 4.00% 2049[6,7]		69,539	71,158
Government National Mortgage Assn. 4.50% 2049[6,7]		117,450	121,553
Government National Mortgage Assn. 5.00% 2049[6,7]		168,137	174,944
Government National Mortgage Assn. 5.00% 2049[6,7]		23,839	24,782
Other securities			21,002

			2,232,232

Other 0.02%

Other securities			1,863

Total mortgage-backed obligations			2,234,095

Bonds & notes of governments & government agencies outside the U.S. 6.22%
Italy (Republic of) 0.95% 2023		€45,000	50,312
Italy (Republic of) 2.00% 2028		21,000	23,045
Japan, Series 20, 0.10% 2025[5]		¥11,430,000	107,256
Portuguese Republic 5.125% 2024		$89,175	93,569
Portuguese Republic 4.10%-5.65% 2024-2045		€20,375	29,237
United Mexican States, Series M, 6.50% 2021	MXN	3,132,700	152,312
United Mexican States 3.60% 2025		$11,500	10,994
United Mexican States, Series M, 5.75% 2026	MXN	527,500	22,701
Other securities			123,316

			612,742

Asset-backed obligations 2.00%

Other securities			197,268

American Funds Insurance Series      91

Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Municipals 1.93%

Illinois 1.64%

G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	$27,060	$27,489
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[6]	86,885	82,973
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	402
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,826
G.O. Bonds, Series 2013-B, 4.11% 2022	750	748
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,101
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	256
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,487
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,376
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	337
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,462
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[6]	5,838	6,050
Other securities		31,113

		161,620

Other 0.29%

Other securities		28,321

Total municipals		189,941

Federal agency bonds & notes 0.11%

Fannie Mae 2.125% 2026	11,910	11,395

Total bonds, notes & other debt instruments (cost: $9,812,916,000)		9,701,388

Common stocks 0.01%

	Shares
Other 0.01%

Other securities		422

Total common stocks (cost: $1,854,000)		422

Rights & warrants 0.00%

Energy 0.00%

Other securities		67
Total rights & warrants (cost: $18,000)		67

Short-term securities 12.62%

	Principal amount (000)

Chevron Corp. 2.49% due 2/4/2019[2]	$75,000	74,819
Fannie Mae 2.23% due 1/2/2019	3,200	3,199
Federal Home Loan Bank 2.23%-2.39% due 1/11/2019-3/6/2019	483,800	482,671
Italian Treasury Bill 0.53% due 8/14/2019	€46,400	53,030
Merck & Co. Inc. 2.38% due 1/25/2019-1/29/2019[2]	$80,000	79,849
U.S. Treasury Bills 2.19%-2.44% due 1/17/2019-5/16/2019	366,500	364,843
Wal-Mart Stores, Inc. 2.46%-2.49% due 1/7/2019-1/14/2019[2]	64,800	64,756
Other securities		120,466

Total short-term securities (cost: $1,244,163,000)		1,243,633

Total investment securities 111.07% (cost: $11,058,951,000)		10,945,510
Other assets less liabilities (11.07)%		(1,090,823)

Net assets 100.00%		$9,854,687

92      American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,591,000, which represented .02% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,243,000, which represented .01% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 12/31/2018[9] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
2 Year U.S. Treasury Note Futures	Long	3,076	April 2019	$615,200	$653,073	$2,119
5 Year Euro-Bobl Futures	Short	2,022	March 2019	€(202,200)	(307,010)	(813)
5 Year U.S. Treasury Note Futures	Long	10,571	April 2019	$1,057,100	1,212,362	17,566
10 Year Euro-Bund Futures	Short	715	March 2019	€(71,500)	(133,974)	(934)
10 Year U.S. Treasury Note Futures	Long	579	March 2019	$57,900	70,647	1,495
10 Year Ultra U.S. Treasury Note Futures	Short	171	March 2019	(17,100)	(22,243)	(666)
30 Year Euro-Buxl Futures	Long	268	March 2019	€26,800	55,462	1,118
30 Year Ultra U.S. Treasury Bond Futures	Short	33	March 2019	$(3,300)	(5,302)	(277)

						$19,608

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation
Purchases (000)		Sales (000)				at 12/31/2018 (000)
USD	25,523	EUR	22,400	Citibank	1/8/2019	$(159)
USD	12,784	JPY	1,445,000	Bank of America, N.A.	1/11/2019	(412)
USD	60,130	MXN	1,220,000	Citibank	1/11/2019	(1,853)
KRW	44,456,000	USD	39,480	JPMorgan Chase	1/14/2019	380
USD	40,106	KRW	44,456,000	Morgan Stanley	1/14/2019	247
USD	53,016	EUR	46,600	HSBC Bank	1/17/2019	(456)
USD	117,705	MXN	2,400,000	Morgan Stanley	1/17/2019	(4,095)
JPY	13,203,300	USD	117,462	Goldman Sachs	1/18/2019	3,183
EUR	34,400	USD	39,182	Citibank	1/18/2019	294
CNH	273,100	USD	39,613	Citibank	1/18/2019	149
USD	39,868	CNH	273,100	HSBC Bank	1/18/2019	107
USD	439	EUR	385	HSBC Bank	1/18/2019	(3)
USD	39,223	EUR	34,400	HSBC Bank	1/18/2019	(253)
USD	39,249	JPY	4,444,800	Citibank	1/18/2019	(1,365)
USD	78,055	JPY	8,758,500	HSBC Bank	1/18/2019	(1,976)
USD	5,622	EUR	4,925	JPMorgan Chase	1/24/2019	(33)
USD	12,492	MXN	252,000	Citibank	1/24/2019	(281)
USD	124,696	EUR	109,250	HSBC Bank	1/24/2019	(743)
USD	64,722	JPY	7,300,000	Morgan Stanley	1/24/2019	(2,013)
USD	30,599	JPY	3,430,000	Goldman Sachs	1/29/2019	(770)
USD	54,526	EUR	46,000	Bank of America, N.A.	8/14/2019	781

						$(9,271)

American Funds Insurance Series      93

Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
1.6915%	3-month USD-LIBOR	6/3/2020	$1,600	$(23)	$—	$(23)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	288	—	288
U.S. EFFR	2.4435%	12/20/2023	5,508	(42)	—	(42)
U.S. EFFR	2.45375%	12/20/2023	49,336	(403)	—	(403)
U.S. EFFR	2.4225%	12/24/2023	22,594	(151)	—	(152)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,119)	—	(1,119)
3-month USD-LIBOR	2.438%	11/19/2024	$750	6	—	6
3-month USD-LIBOR	2.0475%	3/23/2025	450	14	—	14
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	25	—	25
3-month USD-LIBOR	2.339%	5/13/2025	375	6	—	6
3-month USD-LIBOR	2.351%	5/15/2025	590	9	—	9
3-month USD-LIBOR	2.287%	5/20/2025	500	9	—	9
3-month USD-LIBOR	2.227%	5/28/2025	260	6	—	6
3-month USD-LIBOR	2.2125%	5/29/2025	465	11	—	11
3-month USD-LIBOR	2.451%	6/5/2025	650	6	—	6
3-month USD-LIBOR	2.46%	6/10/2025	2,536	22	—	22
3-month USD-LIBOR	2.455%	6/24/2025	235	2	—	2
3-month USD-LIBOR	2.397%	7/13/2025	900	11	—	11
3-month USD-LIBOR	2.535%	7/15/2025	800	4	—	4
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	12	—	12
3-month USD-LIBOR	2.312%	7/29/2025	1,000	18	—	18
3-month USD-LIBOR	2.331%	7/30/2025	435	7	—	7
3-month USD-LIBOR	2.228%	9/4/2025	12,000	285	—	285
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(92)	—	(92)
3-month USD-LIBOR	1.595%	5/12/2026	$8,500	593	—	593
3-month USD-LIBOR	1.592%	5/12/2026	4,000	280	—	280
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	80	—	80
2.844%	3-month USD-LIBOR	6/11/2035	3,250	11	—	11
2.773%	3-month USD-LIBOR	7/13/2035	500	(3)	—	(3)
2.589%	3-month USD-LIBOR	9/4/2035	3,100	(98)	—	(98)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(169)	—	(169)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	518	—	518
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(237)	—	(237)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	342	—	342

					$—	$227

94      American Funds Insurance Series

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Step bond; coupon rate may change at a later date.
[2]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,180,984,000, which represented 11.98% of the net assets of the fund.

[3]	Coupon rate may change periodically.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $25,155,000, which represented .26% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

CNH = Chinese yuan renminbi

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements

American Funds Insurance Series      95

Global Bond Fund

Summary investment portfolio December 31, 2018

Bonds, notes & other debt instruments 92.18%

	Principal amount (000)		Value (000)

Japanese yen 11.88%

Japan, Series 395, 0.10% 2020		¥5,380,000	$49,306
Japan, Series 19, 0.10% 2024[1]		2,428,632	22,734
Japan, Series 18, 0.10% 2024[1]		1,958,856	18,301
Japan, Series 21, 0.10% 2026[1]		989,420	9,329
Japan, Series 346, 0.10% 2027		3,125,000	28,990
Japan, Series 116, 2.20% 2030		1,735,000	19,560
Japan, Series 145, 1.70% 2033		2,210,000	24,308
Japan 0.10%-2.30% 2020-2048[1]		7,835,970	75,509

			248,037

Euros 11.27%

Canada 3.50% 2020		€2,500	2,983
Germany (Federal Republic of) 0.50% 2027		12,360	14,640
Germany (Federal Republic of) 0.50% 2028		11,000	12,976
Germany (Federal Republic of) 1.25% 2048[2]		8,750	11,016
Germany (Federal Republic of) 1.75%-6.25% 2024-2046		9,670	14,363
Ireland (Republic of) 0.90% 2028		8,090	9,275
Italy (Republic of) 1.35% 2022		12,950	14,891
Italy (Republic of) 2.05%-4.75% 2023-2027		12,730	15,089
Romania 2.88%-3.88% 2029-2038		12,150	13,170
Spain (Kingdom of) 1.45% 2027		18,230	21,194
Spain (Kingdom of) 1.50% 2027		10,350	12,131
Spain (Kingdom of) 2.70%-2.90% 2046-2048		7,145	8,415
Other securities			85,261

			235,404

Mexican pesos 3.57%

Petróleos Mexicanos 7.47% 2026	MXN	59,000	2,215
United Mexican States, Series M, 8.00% 2023		301,000	14,960
United Mexican States, Series M, 5.75% 2026		611,500	26,316
United Mexican States 6.50%-10.00% 2020-2042		618,500	30,947

			74,438

Polish zloty 3.51%

Poland (Republic of), Series 1021, 5.75% 2021	PLN	101,030	29,970
Poland (Republic of), Series 0922, 5.75% 2022		34,600	10,513
Poland (Republic of), Series 0725, 3.25% 2025		34,750	9,721
Poland (Republic of) 1.50%-5.25% 2020-2023		82,090	23,109

			73,313

Danish kroner 3.15%

Nykredit Realkredit AS, Series 01E, 1.50% 2037[3]	DKr	107,828	16,675
Nykredit Realkredit AS, Series 01E, 1.50% 2040[3]		284,656	43,453
Nykredit Realkredit AS 2.00%-2.50% 2037-2047[3]		35,015	5,605

			65,733

Indian rupees 2.19%

India (Republic of) 8.83% 2023	INR	884,200	13,507
India (Republic of) 6.79%-7.88% 2021-2030		2,013,270	28,514
Other securities			3,779

			45,800

British pounds 2.08%

United Kingdom 3.25% 2044		£6,500	10,597
United Kingdom 1.25%-4.25% 2022-2047		22,535	30,170
Other securities			2,609

			43,376

96      American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)		Value (000)

Brazilian reais 1.58%

Brazil (Federative Republic of) 0% 2021	BRL	14,000	$3,000
Brazil (Federative Republic of) 0% 2022		75,000	14,641
Brazil (Federative Republic of) 10.00% 2025		57,090	15,395

			33,036

Thai baht 1.30%

Thailand (Kingdom of) 2.125% 2026	THB	317,750	9,552
Thailand (Kingdom of) 1.88%-3.85% 2022-2032		363,200	11,440
Other securities			6,237

			27,229

Israeli shekels 0.88%

Israel (State of) 5.50% 2042	ILS	29,300	10,802
Other securities			7,518

			18,320

Chilean pesos 0.73%

Chile (Banco Central de) 4.00% 2023	CLP	6,765,000	9,796
Other securities			5,378

			15,174

Malaysian ringgits 0.72%

Malaysia (Federation of), Series 0310, 4.498% 2030	MYR	42,250	10,327
Other securities			4,802

			15,129

Romanian leu 0.69%

Romania 2.30%-5.95% 2020-2022	RON	59,100	14,495

Canadian dollars 0.48%

Canada 1.00%-2.25% 2022-2025	C$	10,500	7,808
Other securities			2,231

			10,039

U.S. dollars 43.81%

Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[4,5]		$880	843
Fannie Mae 3.50% 2049[3,6]		15,500	15,503
Fannie Mae 4.00% 2049[3,6]		17,329	17,672
Fannie Mae 4.50% 2049[3,6]		13,050	13,522
Fannie Mae 2.18%-4.00% 2022-2048[3]		8,034	8,110
Petrobras Global Finance Co. 5.30%-6.13% 2022-2025		2,307	2,256
Petróleos Mexicanos 6.35%-6.50% 2027-2048		3,602	3,264
Poland (Republic of) 3.25%-4.00% 2024-2026		5,570	5,508
Romania 5.125% 2048[5]		6,200	5,991
U.S. Treasury 1.875% 2024[2]		9,400	9,076
U.S. Treasury 2.75% 2025		10,140	10,244
U.S. Treasury 2.00% 2026[2]		33,560	32,039
U.S. Treasury 2.25% 2027		27,700	26,783
U.S. Treasury 2.75% 2028[2]		62,500	62,881
U.S. Treasury 2.875% 2028		43,500	44,217
U.S. Treasury 2.875% 2028		19,850	20,171
U.S. Treasury 2.75% 2047[2]		17,800	16,872
U.S. Treasury 3.00% 2048[2]		23,800	23,724
U.S. Treasury 3.00% 2048		10,600	10,559
U.S. Treasury 2.13%-2.88% 2020-2025		36,730	36,781
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		27,337	26,927
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		11,851	11,349
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]		10,323	10,059

American Funds Insurance Series      97

Global Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

U.S. Treasury Inflation-Protected Securities 0.13%-2.38% 2023-2046[1,2]	$39,818	$38,799
United Mexican States 4.15% 2027	1,910	1,850
Other securities		459,714

		914,714

Other 4.34%

Other securities		90,558

Total bonds, notes & other debt instruments (cost: $1,967,091,000)		1,924,795

Convertible bonds 0.00%

U.S. dollars 0.00%

Other securities		100

Total convertible bonds (cost: $110,000)		100

Convertible stocks 0.05%

	Shares

U.S. dollars 0.05%

Other securities		1,033

Total convertible stocks (cost: $816,000)		1,033

Common stocks 0.05%

Swiss francs 0.01%

Other securities		283

U.S. dollars 0.04%

Other securities		752

Total common stocks (cost: $3,196,000)		1,035

Rights & warrants 0.00%

U.S. dollars 0.00%

Other securities		41

Total rights & warrants (cost: $11,000)		41

Short-term securities 9.42%

	Principal amount (000)

Bank of New York Mellon Corp. 2.30% due 1/2/2019	$17,600	17,598
Canada Bill 2.32% due 1/3/2019	20,000	19,996
Federal Home Loan Bank 2.29% due 1/10/2019	10,000	9,995
Japanese Treasury Discount Bill (0.14)% due 5/20/2019	¥11,900,000	108,639
Québec (Province of) 2.52% due 1/22/2019[5]	$15,000	14,978
Other securities		25,382

Total short-term securities (cost: $195,904,000)		196,588

Total investment securities 101.70% (cost: $2,167,128,000)		2,123,592
Other assets less liabilities (1.70)%		(35,575)

Net assets 100.00%		$2,088,017

98      American Funds Insurance Series

Global Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,483,000, which represented .12% of the net assets of the fund. This amount includes $283,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,706,000, which represented .18% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $2,768,000, an aggregate cost of $2,711,000, and which represented .13% of the net assets of the fund) were acquired from 8/31/2015 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2018[8] (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
90 Day Euro Dollar Futures	Short	224	September 2019	$(56,000)	$(54,510)	$(171)
5 Year U.S. Treasury Note Futures	Long	2,309	April 2019	230,900	264,813	3,348
10 Year Euro-Bund Futures	Long	149	March 2019	€14,900	27,919	193
10 Year Ultra U.S. Treasury Note Futures	Long	232	March 2019	$23,200	30,178	972
10 Year U.S. Treasury Note Futures	Long	175	March 2019	17,500	21,353	493
30 Year Euro-Buxl Futures	Long	54	March 2019	€5,400	11,175	225
30 Year Ultra U.S. Treasury Bond Futures	Short	94	March 2019	$(9,400)	(15,102)	(789)

						$4,271

Forward currency contracts

Contract amount						Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)		Sales (000)		Counterparty	Settlement date
USD	1,415	EUR	1,235	Morgan Stanley	1/4/2019	$(1)
GBP	5,400	USD	6,935	Citibank	1/4/2019	(51)
USD	5,236	MYR	22,000	JPMorgan Chase	1/4/2019	(87)
EUR	23,161	DKK	172,900	Morgan Stanley	1/7/2019	3
USD	8,200	CNH	57,000	Citibank	1/7/2019	(100)
USD	8,990	ILS	33,250	Bank of America, N.A.	1/8/2019	92
EUR	6,815	USD	7,765	Citibank	1/8/2019	48
USD	11,166	EUR	9,800	Citibank	1/8/2019	(69)
USD	7,414	THB	244,600	HSBC Bank	1/8/2019	(98)
JPY	1,402,472	USD	12,401	Citibank	1/9/2019	405
JPY	898,800	USD	7,932	HSBC Bank	1/9/2019	274
JPY	616,594	EUR	4,800	HSBC Bank	1/9/2019	126
EUR	10,070	USD	11,427	Goldman Sachs	1/9/2019	120
GBP	2,900	USD	3,707	Goldman Sachs	1/9/2019	(9)
NOK	32,228	DKK	24,600	Citibank	1/9/2019	(49)
USD	3,560	JPY	400,000	Morgan Stanley	1/9/2019	(92)
USD	3,479	JPY	392,473	JPMorgan Chase	1/9/2019	(105)
USD	3,933	JPY	445,000	Bank of New York Mellon	1/9/2019	(131)
USD	8,751	JPY	988,000	Bank of New York Mellon	1/9/2019	(270)
USD	8,438	BRL	32,900	Citibank	1/10/2019	(44)
USD	7,107	INR	504,900	Citibank	1/10/2019	(116)
JPY	652,169	USD	5,766	JPMorgan Chase	1/11/2019	190
JPY	652,169	USD	5,766	Goldman Sachs	1/11/2019	190
USD	5,171	CAD	6,810	Bank of America, N.A.	1/11/2019	181
JPY	429,000	USD	3,818	HSBC Bank	1/11/2019	100
EUR	4,100	USD	4,676	Bank of America, N.A.	1/11/2019	26

American Funds Insurance Series      99

Global Bond Fund

Forward currency contracts (continued)

Contract amount						Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)		Sales (000)		Counterparty	Settlement date
USD	2,787	ILS	10,350	Goldman Sachs	1/11/2019	$17
EUR	3,810	USD	4,362	Citibank	1/11/2019	7
USD	1,439	CNH	10,000	Bank of America, N.A.	1/11/2019	(17)
USD	5,584	PLN	21,020	JPMorgan Chase	1/11/2019	(34)
USD	9,031	EUR	7,910	HSBC Bank	1/11/2019	(40)
NOK	34,715	USD	4,070	HSBC Bank	1/11/2019	(53)
USD	2,787	JPY	314,337	JPMorgan Chase	1/11/2019	(84)
USD	6,138	JPY	693,000	Morgan Stanley	1/11/2019	(191)
USD	6,420	JPY	726,000	Goldman Sachs	1/11/2019	(210)
USD	11,983	INR	852,700	HSBC Bank	1/11/2019	(215)
USD	7,733	COP	24,598,000	Goldman Sachs	1/14/2019	164
EUR	14,620	USD	16,744	Citibank	1/14/2019	27
DKK	49,300	USD	7,562	Morgan Stanley	1/14/2019	13
COP	24,598,000	USD	7,574	Citibank	1/14/2019	(5)
GBP	3,000	USD	3,842	Bank of America, N.A.	1/14/2019	(15)
USD	5,446	EUR	4,765	JPMorgan Chase	1/14/2019	(20)
USD	7,641	INR	536,000	Citibank	1/14/2019	(24)
USD	3,515	MYR	14,700	JPMorgan Chase	1/14/2019	(42)
USD	7,492	DKK	49,300	HSBC Bank	1/14/2019	(83)
JPY	925,000	AUD	11,424	Morgan Stanley	1/15/2019	401
USD	7,602	CLP	5,210,800	Goldman Sachs	1/15/2019	91
USD	2,613	INR	185,000	Goldman Sachs	1/15/2019	(32)
USD	2,612	INR	185,000	Citibank	1/15/2019	(34)
CLP	5,210,800	USD	7,816	HSBC Bank	1/15/2019	(305)
JPY	2,838,652	USD	25,158	Goldman Sachs	1/17/2019	778
JPY	2,613,753	USD	23,167	JPMorgan Chase	1/17/2019	715
EUR	29,522	USD	33,592	Goldman Sachs	1/17/2019	283
KRW	10,400,000	USD	9,265	JPMorgan Chase	1/17/2019	61
USD	365	JPY	41,240	Morgan Stanley	1/17/2019	(11)
USD	2,369	THB	77,700	Bank of America, N.A.	1/17/2019	(18)
USD	9,204	KRW	10,400,000	Morgan Stanley	1/17/2019	(122)
USD	23,182	JPY	2,613,753	JPMorgan Chase	1/17/2019	(699)
USD	22,776	AUD	31,600	JPMorgan Chase	1/18/2019	510
JPY	1,061,774	EUR	8,280	Goldman Sachs	1/18/2019	200
USD	3,805	AUD	5,300	JPMorgan Chase	1/18/2019	71
KRW	8,289,700	USD	7,397	HSBC Bank	1/18/2019	37
GBP	2,890	USD	3,693	Citibank	1/18/2019	(6)
USD	7,381	KRW	8,289,700	Goldman Sachs	1/18/2019	(53)
AUD	31,600	USD	23,270	Citibank	1/18/2019	(1,004)
USD	7,968	ZAR	114,700	Citibank	1/22/2019	18
USD	2,044	BRL	8,000	JPMorgan Chase	1/22/2019	(18)
USD	4,171	INR	299,650	Citibank	1/22/2019	(110)
TRY	13,100	USD	1,928	Citibank	1/24/2019	512
GBP	19,649	USD	24,901	Citibank	1/24/2019	175
GBP	6,123	USD	7,757	HSBC Bank	1/24/2019	57
GBP	4,430	EUR	4,917	Bank of America, N.A.	1/24/2019	8
EUR	13,105	PLN	56,400	HSBC Bank	1/24/2019	(30)
NOK	37,200	USD	4,352	Bank of New York Mellon	1/24/2019	(45)
USD	2,192	TRY	13,100	Morgan Stanley	1/24/2019	(248)
USD	9,370	AUD	13,010	UBS AG	1/25/2019	202
USD	2,300	INR	163,000	JPMorgan Chase	1/25/2019	(28)
EUR	12,479	USD	14,143	HSBC Bank	1/28/2019	190
EUR	6,600	USD	7,570	HSBC Bank	1/28/2019	11
GBP	2,580	USD	3,267	HSBC Bank	1/29/2019	27
USD	6,286	CNH	44,000	JPMorgan Chase	1/31/2019	(119)
JPY	964,000	USD	8,549	JPMorgan Chase	2/13/2019	277
USD	5,553	CNH	38,600	JPMorgan Chase	2/28/2019	(66)

100      American Funds Insurance Series

Global Bond Fund

Contract amount						Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)		Sales (000)		Counterparty	Settlement date
USD	5,778	BRL	19,300	Citibank	3/11/2019	$824
BRL	19,300	USD	5,077	JPMorgan Chase	3/11/2019	(123)
USD	16,793	BRL	56,500	JPMorgan Chase	3/15/2019	2,296
BRL	28,900	USD	7,207	Citibank	3/15/2019	208
USD	1,143	EUR	900	JPMorgan Chase	3/15/2019	105
BRL	27,600	USD	7,227	JPMorgan Chase	3/15/2019	(145)
USD	3,620	BRL	14,200	JPMorgan Chase	3/18/2019	(23)
USD	947	EUR	745	Goldman Sachs	4/12/2019	85
USD	4,015	BRL	15,125	Morgan Stanley	4/30/2019	148
JPY	4,675,000	USD	41,886	JPMorgan Chase	5/20/2019	1,270
USD	110,652	JPY	11,900,000	Citibank	5/20/2019	801
JPY	445,496	USD	3,988	Citibank	5/20/2019	124
USD	2,780	BRL	11,000	Morgan Stanley	12/16/2019	20
USD	10,781	BRL	43,200	Citibank	12/18/2019	(58)
USD	2,365	BRL	9,500	HSBC Bank	12/20/2019	(18)

						$6,918

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
U.S. EFFR	2.521%	5/1/2019	$2,284,000	$(284)	$—	$(284)
(0.025)%	EONIA	12/3/2021	€48,000	152	—	152
(0.0385)%	EONIA	12/4/2021	64,600	183	—	183

					$—	$51

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,216,000, which represented .20% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $188,658,000, which represented 9.04% of the net assets of the fund.

[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

American Funds Insurance Series      101

Global Bond Fund

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD/A$ = Australian dollars

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CDI = CREST Depository Interest

CHF = Swiss francs

CLP = Chilean pesos

CNH = Chinese yuan renminbi

DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EONIA = Euro Overnight Index Average

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

TBA = To-be-announced

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements

102      American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2018

Bonds, notes & other debt instruments 94.82%

	Principal amount (000)	Value (000)

Corporate bonds & notes 94.56%

Communication services 15.62%

Cablevision Systems Corp. 6.75% 2021	$5,025	$5,163
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,337
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%-5.88% 2023-2028[1]	10,400	9,816
CenturyLink, Inc. 6.75% 2023	7,100	6,860
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	18,500	18,107
Frontier Communications Corp. 10.50% 2022	9,440	6,608
Frontier Communications Corp. 11.00% 2025	16,975	10,651
Frontier Communications Corp. 7.13%-9.25% 2019-2026[1]	5,750	4,886
Gogo Inc. 12.50% 2022[1]	13,925	14,943
iHeartCommunications, Inc. 9.00% 2019[2]	1,025	692
Intelsat Jackson Holding Co. 8.50% 2024[1]	6,625	6,459
Meredith Corp. 6.875% 2026[1]	9,015	8,835
Sprint Corp. 11.50% 2021	7,130	8,110
Sprint Corp. 6.88%-8.75% 2021-2032	6,820	6,822
Other securities		73,784

		188,073

Energy 14.89%

Blackstone CQP Holdco LP 6.00% 2021[1,3]	1,600	1,610
Blackstone CQP Holdco LP 6.50% 2021[1,3]	17,430	17,561
Cheniere Energy Partners, LP 5.25% 2025	950	889
Cheniere Energy, Inc. 5.88%-7.00% 2024-2025	3,175	3,262
CONSOL Energy Inc. 5.875% 2022	9,824	9,456
Teekay Corp. 8.50% 2020	10,418	9,988
Other securities		136,552

		179,318

Health care 14.79%

HCA Inc. 4.50%-7.50% 2020-2047	14,665	14,358
Kinetic Concepts, Inc. 12.50% 2021[1]	7,628	8,200
Molina Healthcare, Inc. 5.375% 2022	11,060	10,714
Molina Healthcare, Inc. 4.875% 2025[1]	2,919	2,675
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.34% 2023 (100% PIK)[4,5,6,7,8,9]	7,398	6,730
Tenet Healthcare Corp. 4.375% 2021	5,755	5,597
Tenet Healthcare Corp. 4.50%-8.13% 2020-2024	18,222	17,882
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	10,610	9,854
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	11,130	9,739
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	6,210	6,226
Valeant Pharmaceuticals International, Inc. 5.63%-9.00% 2021-2025[1]	3,465	3,445
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.379% 2025[4,5,6]	1,612	1,548
Other securities		81,103

		178,071

Materials 12.38%

Cleveland-Cliffs Inc. 4.875% 2024[1]	5,500	5,129
Cleveland-Cliffs Inc. 5.75% 2025	13,250	11,958
First Quantum Minerals Ltd. 7.50% 2025[1]	10,200	8,453
First Quantum Minerals Ltd. 6.50%-7.25% 2021-2026[1]	15,470	13,639
Freeport-McMoRan Inc. 3.55% 2022	5,315	5,043
Platform Specialty Products Corp. 5.875% 2025[1]	6,435	6,049
Ryerson Inc. 11.00% 2022[1]	7,186	7,258
Other securities		91,478

		149,007

American Funds Insurance Series      103

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes (continued)

Industrials 9.44%

Builders FirstSource, Inc. 5.625% 2024[1]	$8,310	$7,739
DAE Aviation Holdings, Inc. 10.00% 2023[1]	7,790	8,335
Deck Chassis Acquisition Inc. 10.00% 2023[1]	6,615	6,383
Hertz Global Holdings Inc. 7.625% 2022[1]	5,669	5,357
Other securities		85,897

		113,711

Consumer discretionary 9.33%

Cirsa Gaming Corporation SA 7.875% 2023[1]	5,860	5,827
Petsmart, Inc. 5.875% 2025[1]	15,240	11,087
Petsmart, Inc. 7.13%-8.88% 2023-2025[1]	12,275	7,200
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	6,555	6,055
Six Flags Entertainment Corp. 4.875% 2024[1]	5,475	5,174
Sotheby’s 4.875% 2025[1]	5,795	5,273
Uber Technologies, Inc. 8.00% 2026[1]	6,950	6,724
Other securities		64,953

		112,293

Information technology 7.37%

Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.053% 2025[4,5,6]	7,150	6,605
Camelot Finance SA 7.875% 2024[1]	7,405	7,200
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	4,895	5,140
Infor Software 7.125% 2021[1,7]	6,935	6,779
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[4,5,6]	8,645	8,563
Unisys Corp. 10.75% 2022[1]	6,600	7,252
Other securities		47,146

		88,685

Financials 3.48%

Compass Diversified Holdings 8.00% 2026[1]	5,710	5,664
FS Energy and Power Fund 7.50% 2023[1]	5,765	5,491
HUB International Ltd. 7.00% 2026[1]	6,155	5,601
Other securities		25,142

		41,898

Utilities 3.00%

Other securities		36,139

Consumer staples 2.17%

B&G Foods, Inc. 5.25% 2025	5,758	5,377
Other securities		20,705

		26,082

Real estate 2.09%

Howard Hughes Corp. 5.375% 2025[1]	6,520	6,161
Other securities		18,979

		25,140

Total corporate bonds & notes		1,138,417

Other bonds & notes 0.26%

Other securities		3,083

Total bonds, notes & other debt instruments (cost: $1,229,811,000)		1,141,500

104      American Funds Insurance Series

High-Income Bond Fund

Convertible bonds 0.45%

	Principal amount (000)	Value (000)

Communication services 0.23%

Gogo Inc., convertible notes, 6.00% 2022[1]	$2,140	$1,958
Other securities		818

		2,776

Other 0.22%

Other securities		2,662

Total convertible bonds (cost: $6,098,000)
		5,438

Convertible stocks 0.54%

	Shares

Industrials 0.49%

Associated Materials, LLC, 14.00% convertible preferred 2020[8,9]	4,850	5,892

Utilities 0.05%

Other securities		629

Total convertible stocks (cost: $5,288,000)		6,521

Common stocks 1.03%

Communication services 0.01%

Frontier Communications Corp.	13,333	32
Other securities		86

		118

Other 1.02%

Other securities		12,265

Total common stocks (cost: $16,871,000)		12,383

Rights & warrants 0.02%

Energy 0.02%

Other securities		256

Total rights & warrants (cost: $71,000)		256

Short-term securities 1.40%
	Principal amount (000)

ADP Tax Services, Inc. 2.38% due 1/2/2019[1]	$6,800	6,799
Apple Inc. 2.33% due 1/9/2019[1]	10,000	9,994

Total short-term securities (cost: $16,795,000)		16,793

Total investment securities 98.26% (cost: $1,274,934,000)		1,182,891
Other assets less liabilities 1.74%		21,008

Net assets 100.00%		$1,203,899

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities which were pledged as collateral. The total value of pledged collateral was $1,233,000, which represented 0.10% of the net assets of the fund.

American Funds Insurance Series      105

High-Income Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
3-month USD-LIBOR	2.772%	2/28/2025	$7,200	$(71)	$—	$(71)
3-month USD-LIBOR	2.2825%	4/13/2027	5,300	149	—	149
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(309)	—	(309)
3-month USD-LIBOR	2.6475%	1/25/2028	2,500	7	—	7

					$—	$(224)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 12/31/2018 (000)
CDX.NA.HY.31	5.00%/Quarterly	12/20/2023	$24,200	$(482)	$(1,706)	$1,224
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	34,525	(192)	(512)	320

					$(2,218)	$1,544

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $681,560,000, which represented 56.61% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[4]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $76,517,000, which represented 6.36% of the net assets of the fund.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $30,796,000, which represented 2.56% of the net assets of the fund. This amount includes $3,926,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[9]	Value determined using significant unobservable inputs.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-2/5/2018	$17,430	$17,561	1.46%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	1,600	1,610	.13
Other securities	12/13/2012-11/16/2018	5,683	3,671	.31

Total private placement securities		$24,713	$22,842	1.90%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements

106      American Funds Insurance Series

Mortgage Fund

Summary investment portfolio December 31, 2018

Bonds, notes & other debt instruments 95.20%

	Principal amount (000)	Value (000)

Mortgage-backed obligations 71.87%

Federal agency mortgage-backed obligations 68.28%

Fannie Mae 4.00% 2047[1]	$7,103	$7,249
Fannie Mae 4.00% 2047[1]	4,751	4,848
Fannie Mae 4.50% 2048[1]	14,594	15,132
Fannie Mae 4.50% 2048[1]	7,755	8,044
Fannie Mae 4.50% 2048[1]	4,339	4,501
Fannie Mae 4.50% 2048[1,2]	1,663	1,724
Fannie Mae 3.50% 2049[1,2]	3,200	3,201
Fannie Mae 4.00% 2049[1,2]	5,163	5,265
Fannie Mae 4.00%-5.00% 2036-2048[1]	2,455	2,517
Freddie Mac 4.00% 2036[1]	5,020	5,180
Freddie Mac 3.203% 2045[1,3]	2,217	2,234
Freddie Mac 3.00% 2046[1]	7,155	7,036
Freddie Mac 4.00% 2048[1]	1,857	1,895
Freddie Mac 4.00% 2048[1]	1,842	1,880
Freddie Mac 2.60%-5.00% 2020-2036[1]	5,086	5,209
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,795
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[1]	1,671	1,642
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,588	1,533
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[1,3]	12,143	11,833
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	10,978	10,862
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,496	7,448
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 2028[1,3]	7,830	7,698
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 2028[1]	2,101	2,093
Government National Mortgage Assn. 5.50% 2040[1]	1,797	1,900
Government National Mortgage Assn. 3.50% 2043[1]	2,015	2,042
Government National Mortgage Assn. 4.25% 2044[1]	1,724	1,796
Government National Mortgage Assn. 4.00% 2049[1,2]	6,200	6,350
Government National Mortgage Assn. 4.50% 2049[1,2]	34,750	35,964
Government National Mortgage Assn. 5.00% 2049[1,2]	2,627	2,734
Government National Mortgage Assn. 3.50%-6.50% 2034-2066[1,2]	17,870	18,265
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,166	4,131
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	478	484
Other securities		1,324

		198,809

Collateralized mortgage-backed obligations (privately originated) 3.59%

Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[1,3,4]	2,287	2,293
Other securities		8,168

		10,461

Total mortgage-backed obligations		209,270

U.S. Treasury bonds & notes 10.99%

U.S. Treasury 6.63%

U.S. Treasury 2.00% 2022	2,400	2,359
U.S. Treasury 1.75% 2023	3,500	3,393
U.S. Treasury 2.875% 2023	4,350	4,423
U.S. Treasury 2.50% 2024	2,500	2,496
U.S. Treasury 3.00% 2048[5]	5,000	4,981
U.S. Treasury 1.50%-2.75% 2020-2023	1,668	1,650

		19,302

American Funds Insurance Series      107

Mortgage Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities 4.36%

U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	$6,108	$6,013
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	127	150
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	7,201	6,547

		12,710

Total U.S. Treasury bonds & notes		32,012

Federal agency bonds & notes 6.35%

Fannie Mae 2.00% 2022	5,800	5,716
Federal Home Loan Bank 1.38%-1.88% 2021	13,000	12,767

		18,483

Asset-backed obligations 5.96%

Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,808
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.906% 2025[1,3]	2,629	2,573
Other securities		12,959

		17,340

Corporate bonds & notes 0.03%

Financials 0.03%

Other securities		80

Total bonds, notes & other debt instruments (cost: $278,182,000)		277,185

Short-term securities 22.86%

ADP Tax Services, Inc. 2.38% due 1/2/2019[4]	8,700	8,699
Emerson Electric Co. 2.37% due 1/4/2019[4]	3,300	3,299
ExxonMobil Corp. 2.43% due 1/10/2019	5,000	4,997
Federal Home Loan Bank 2.23%-2.27% due 1/4/2019-1/11/2019	15,000	14,993
Kimberly-Clark Corp. 2.47% due 1/11/2019[4]	2,100	2,098
Mizuho Bank, Ltd. 2.42% due 1/4/2019[4]	10,000	9,997
National Rural Utilities Cooperative Finance Corp. 2.50% due 1/8/2019	11,000	10,994
Paccar Financial Corp. 2.50% due 1/29/2019	2,600	2,595
Pfizer Inc. 2.43% due 1/10/2019[4]	5,100	5,097
Québec (Province of) 2.53% due 1/22/2019[4]	3,800	3,794

Total short-term securities (cost: $66,566,000)		66,563

Total investment securities 118.06% (cost: $344,748,000)		343,748
Other assets less liabilities (18.06)%		(52,573)

Net assets 100.00%		$291,175

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,863,000, which represented .98% of the net assets of the fund.

108      American Funds Insurance Series

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2018[8] (000)	Unrealized appreciation at 12/31/2018 (000)
90 Day Euro Dollar Futures	Long	108	December 2019	$27,000	$26,285	$163
2 Year U.S. Treasury Note Futures	Long	374	April 2019	74,800	79,405	188
5 Year U.S. Treasury Note Futures	Long	464	April 2019	46,400	53,215	741
10 Year Ultra U.S. Treasury Note Futures	Long	102	March 2019	10,200	13,268	427
20 Year U.S. Treasury Bond Futures	Long	56	March 2019	5,600	8,176	338
30 Year Ultra U.S. Treasury Bond Futures	Long	5	March 2019	500	803	42

						$1,899

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
2.5215%	U.S. EFFR	8/29/2020	$16,490	$47	$—	$47
3-month USD-LIBOR	2.806%	8/29/2020	300	(1)	—	(1)
2.622%	U.S. EFFR	9/14/2020	7,500	34	—	34
2.729%	U.S. EFFR	10/22/2020	22,900	152	—	152
2.4825%	U.S. EFFR	12/26/2020	41,000	104	—	104
3-month USD-LIBOR	1.217%	9/22/2021	11,500	421	—	421
3-month USD-LIBOR	1.225%	9/22/2021	11,500	418	—	418
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	513	—	513
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(473)	—	(473)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(182)	—	(182)
2.00%	3-month USD-LIBOR	10/5/2022	41,500	(857)	—	(856)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(68)	—	(68)
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	398	—	398
3-month USD-LIBOR	2.24%	12/5/2026	10,500	310	—	310
3-month USD-LIBOR	2.27%	12/5/2026	8,500	232	—	232
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(69)	—	(69)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(150)	—	(150)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(219)	—	(219)
U.S. EFFR	2.145%	11/9/2047	2,200	167	—	167
U.S. EFFR	2.153%	11/10/2047	2,200	163	—	163
U.S. EFFR	2.155%	11/10/2047	1,280	95	—	95
U.S. EFFR	2.17%	11/13/2047	2,320	164	—	164
U.S. EFFR	2.5635%	2/12/2048	4,528	(49)	—	(49)
2.98%	3-month USD-LIBOR	3/15/2048	300	9	—	9
2.9625%	3-month USD-LIBOR	3/15/2048	300	8	—	8
U.S. EFFR	2.4615%	3/15/2048	300	3	—	3
U.S. EFFR	2.485%	3/15/2048	300	2	—	2
U.S. EFFR	2.425%	3/16/2048	600	11	—	11
2.917%	3-month USD-LIBOR	3/16/2048	600	10	—	10

					$—	$1,194

American Funds Insurance Series      109

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $52,359,000, which represented 17.98% of the net assets of the fund.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,758,000, which represented .95% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements

110      American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio December 31, 2018

Short-term securities 100.11%

	Principal amount (000)	Value (000)

Commercial paper 69.84%

3M Co. 2.40% due 1/7/2019[1]	$10,000	$9,996
Alberta (Province of) 2.48% due 1/22/2019[1]	10,000	9,985
Apple Inc. 2.45% due 2/5/2019[1]	10,000	9,975
Bank of New York Mellon Corp. 2.34% due 1/22/2019	8,000	7,988
BASF SE 2.56% due 2/1/2019[1]	8,750	8,730
CHARTA, LLC 2.85% due 3/26/2019[1]	8,022	7,968
Coca-Cola Co. 2.30% due 1/4/2019[1]	10,000	9,997
Emerson Electric Co. 2.52% due 1/17/2019[1]	10,000	9,989
IBM Credit LLC 2.47% due 1/22/2019[1]	10,000	9,985
Intel Corp. 2.40% due 1/10/2019[1]	7,000	6,995
John Deere Capital Corp. 2.40% due 1/16/2019[1]	10,000	9,989
KfW 2.46% due 1/18/2019[1]	8,400	8,390
Merck & Co. Inc. 2.50% due 2/27/2019[1]	10,000	9,960
Mizuho Bank, Ltd. 2.48% due 1/15/2019[1]	10,000	9,990
National Australia Bank Ltd. 2.65% due 2/25/2019[1]	10,000	9,959
National Rural Utilities Cooperative Finance Corp. 2.40% due 1/4/2019	6,000	5,998
Nordea Bank AB 2.77% due 3/18/2019[1]	10,000	9,942
Paccar Financial Corp. 2.39% due 1/2/2019	8,000	7,999
Pfizer Inc. 2.28% due 1/14/2019[1]	7,400	7,393
Procter & Gamble Co. 2.30% due 1/14/2019[1]	10,000	9,991
Siemens Capital Corp. 2.50% due 1/16/2019[1]	4,700	4,695
Simon Property Group, LP 2.51% due 1/14/2019[1]	8,100	8,092
United Overseas Bank Ltd. 2.55% due 1/8/2019[1]	5,000	4,997
United Parcel Service Inc. 2.34% due 1/22/2019[1]	5,000	4,993
Wal-Mart Stores, Inc. 2.37% due 1/7/2019[1]	10,000	9,995

		213,991

U.S. Treasury bonds & notes 24.41%

U.S. Treasury Bills 2.23%-2.38% due 1/8/2019-2/19/2019	74,900	74,797

Federal agency discount notes 5.86%

Fannie Mae 2.29% due 1/23/2019	3,000	2,996
Federal Home Loan Bank 2.38% due 2/8/2019	15,000	14,962

		17,958

Total short-term securities (cost: $306,754,000)		306,746

Total investment securities 100.11% (cost: $306,754,000)		306,746
Other assets less liabilities (0.11)%		(342)

Net assets 100.00%		$306,404

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $192,006,000, which represented 62.66% of the net assets of the fund.

See notes to financial statements

American Funds Insurance Series      111

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2018

Bonds, notes & other debt instruments 97.30%

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 47.72%

U.S. Treasury 39.27%

U.S. Treasury 2.25% 2020	$29,900	$29,789
U.S. Treasury 2.50% 2020	78,000	77,950
U.S. Treasury 1.125% 2021	31,950	30,853
U.S. Treasury 1.75% 2021[1]	33,540	32,877
U.S. Treasury 2.00% 2021	46,300	45,692
U.S. Treasury 2.125% 2021	23,450	23,241
U.S. Treasury 2.25% 2021	23,580	23,459
U.S. Treasury 1.75% 2022	174,300	170,261
U.S. Treasury 1.875% 2022	63,000	61,823
U.S. Treasury 1.875% 2022	25,000	24,496
U.S. Treasury 2.00% 2022	69,500	68,300
U.S. Treasury 2.125% 2023[1]	64,095	62,954
U.S. Treasury 2.50% 2023	49,894	49,910
U.S. Treasury 2.625% 2023	31,000	31,170
U.S. Treasury 2.875% 2023	43,000	43,721
U.S. Treasury 2.875% 2023	22,500	22,896
U.S. Treasury 2.125% 2024	55,975	54,713
U.S. Treasury 2.50% 2024	44,000	43,931
U.S. Treasury 2.75% 2025	38,000	38,392
U.S. Treasury 2.875% 2025	25,000	25,434
U.S. Treasury 1.38%-2.88% 2020-2028	167,015	165,047

		1,126,909

U.S. Treasury inflation-protected securities 8.45%

U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	36,140	35,576
U.S. Treasury Inflation-Protected Security 0.75% 2028[2]	39,288	38,480
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	46,878	48,537
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	43,513	33,238
U.S. Treasury Inflation-Protected Securities 0.14%-2.13% 2022-2047[1,2]	92,250	86,670

		242,501

Total U.S. Treasury bonds & notes		1,369,410

Mortgage-backed obligations 28.63%

Federal agency mortgage-backed obligations 28.63%

Fannie Mae 4.00% 2034[3,4]	40,000	40,933
Fannie Mae 3.00% 2036[3]	26,454	26,207
Fannie Mae 4.00% 2047[3]	31,328	31,969
Fannie Mae 4.50% 2048[3,4]	44,012	45,636
Fannie Mae 4.50% 2048[3]	42,653	44,240
Fannie Mae 3.50% 2049[3,4]	69,981	69,997
Fannie Mae 0%-9.19% 2022-2049[3,4,5]	142,780	144,922
Freddie Mac 3.50% 2033[3]	25,000	25,333
Freddie Mac 0%-5.50% 2020-2049[3,4,5]	77,993	79,500
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	42,088	41,644
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 2028[3,5]	45,026	44,268
Government National Mortgage Assn. 3.50% 2049[3,4]	25,000	25,172
Government National Mortgage Assn. 4.00% 2049[3,4]	40,200	41,171
Government National Mortgage Assn. 4.50% 2049[3,4]	34,075	35,265
Government National Mortgage Assn. 3.00%-6.64% 2034-2065[3,4,5]	46,756	48,654
Other securities		76,482

		821,393

Federal agency bonds & notes 20.95%

Fannie Mae 1.25%-7.13% 2019-2030	85,400	87,260
Federal Home Loan Bank 3.25%-5.50% 2023-2036	30,315	31,296
Freddie Mac 2.38%-3.75% 2019-2021	112,750	112,469
Private Export Funding Corp. 1.45%-3.55% 2019-2024	28,840	28,957
Tennessee Valley Authority 2.88%-5.88% 2021-2060	47,305	49,048

112      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

U.S. Department of Housing and Urban Development 1.98%-3.70% 2020-2034	$73,632	$73,777
United States Agency for International Development, Iraq (State of), 2.149% 2022	6,670	6,566
United States Agency for International Development, Jordan (Kingdom of) 1.95%-3.00% 2019-2025	194,000	193,524
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,328	3,838
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,907
United States Agency for International Development, Ukraine 1.47%-1.84% 2019-2021	5,855	5,712
Other securities		5,720

		601,074

Total bonds, notes & other debt instruments (cost: $2,805,986,000)		2,791,877

Short-term securities 11.11%

Apple Inc. 2.36% due 1/23/2019[6]	25,000	24,960
Bank of New York Mellon Corp. 2.34% due 1/22/2019	50,000	49,924
Chevron Corp. 2.38%-2.49% due 1/9/2019-2/4/2019[6]	51,900	51,815
National Rural Utilities Cooperative Finance Corp. 2.50% due 2/5/2019	60,000	59,850
Procter & Gamble Co. 2.50% due 2/7/2019[6]	25,000	24,933
Tennessee Valley Authority 2.31% due 1/15/2019	38,000	37,966
Wal-Mart Stores, Inc. 2.42% due 1/15/2019[6]	40,000	39,959
Other securities		29,420

Total short-term securities (cost: $318,855,000)		318,827

Total investment securities 108.41% (cost: $3,124,841,000)		3,110,704
Other assets less liabilities (8.41)%		(241,401)

Net assets 100.00%		$2,869,303

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2018[8] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
90 Day Euro Dollar Futures	Long	623	December 2019	$155,750	$151,623	$941
90 Day Euro Dollar Futures	Long	316	December 2021	79,000	77,029	431
2 Year U.S. Treasury Note Futures	Long	3,850	April 2019	770,000	817,403	4,332
5 Year U.S. Treasury Note Futures	Long	11,518	April 2019	1,151,800	1,320,970	20,231
10 Year U.S. Treasury Note Futures	Long	2,675	March 2019	267,500	326,392	4,968
10 Year Ultra U.S. Treasury Note Futures	Short	1,050	March 2019	(105,000)	(136,582)	(3,030)
20 Year U.S. Treasury Bond Futures	Long	108	March 2019	10,800	15,768	118
30 Year Ultra U.S. Treasury Bond Futures	Short	172	March 2019	(17,200)	(27,633)	(541)

						$27,450

American Funds Insurance Series      113

U.S. Government/AAA-Rated Securities Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
2.40625%	U.S. EFFR	3/20/2019	$3,420,000	$9	$—	$9
2.426%	U.S. EFFR	5/1/2019	1,625,200	24	—	24
2.414%	U.S. EFFR	5/1/2019	2,374,800	1	—	1
2.782%	U.S. EFFR	9/18/2019	884,184	438	—	438
U.S. EFFR	2.405%	1/29/2020	1,463,000	(67)	—	(67)
U.S. EFFR	2.403%	1/29/2020	2,027,000	(88)	—	(88)
1.997%	U.S. EFFR	2/13/2020	60,900	(257)	—	(257)
1.989%	U.S. EFFR	2/13/2020	61,000	(263)	—	(263)
3-month USD-LIBOR	2.761%	4/27/2020	100,000	(63)	—	(63)
3-month USD-LIBOR	2.8025%	8/15/2020	101,840	(194)	—	(194)
2.5045%	U.S. EFFR	8/29/2020	133,910	344	—	344
2.5215%	U.S. EFFR	8/29/2020	98,090	279	—	279
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(68)	—	(68)
2.48%	U.S. EFFR	12/20/2020	82,528	200	—	200
2.4825%	U.S. EFFR	12/26/2020	665,000	1,684	—	1,684
3-month USD-LIBOR	1.217%	9/22/2021	60,000	2,195	—	2,195
3-month USD-LIBOR	1.225%	9/22/2021	60,000	2,182	—	2,182
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	182	—	182
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	921	—	921
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	592	—	592
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	1,577	—	1,577
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	1,514	—	1,514
2.5775%	U.S. EFFR	7/16/2022	181,639	671	—	671
3-month USD-LIBOR	1.948%	7/28/2022	20,000	427	—	427
2.80%	3-month USD-LIBOR	9/2/2022	280,000	1,670	—	1,670
2.75%	3-month USD-LIBOR	9/2/2022	280,000	1,408	—	1,408
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(1,017)	—	(1,017)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(723)	—	(723)
2.2025%	3-month USD-LIBOR	12/4/2022	20,000	(276)	—	(276)
3-month USD-LIBOR	2.2455%	12/21/2022	25,000	310	—	310
2.27403%	3-month USD-LIBOR	12/29/2022	60,000	(683)	—	(683)
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	(213)	—	(213)
2.7435%	3-month USD-LIBOR	2/16/2023	41,000	278	—	278
3-month USD-LIBOR	2.8655%	4/23/2023	55,000	(668)	—	(668)
2.5815%	U.S. EFFR	5/25/2023	80,000	1,099	—	1,099
2.9075%	3-month USD-LIBOR	9/7/2023	50,000	734	—	734
3-month USD-LIBOR	3.09009%	10/31/2023	46,320	(1,095)	—	(1,095)
3-month USD-LIBOR	3.0965%	10/31/2023	46,055	(1,102)	—	(1,102)
U.S. EFFR	2.4435%	12/20/2023	7,589	(58)	—	(58)
U.S. EFFR	2.45375%	12/20/2023	67,985	(555)	—	(555)
U.S. EFFR	2.4325%	12/21/2023	24,000	(172)	—	(172)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	683	—	683
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	331	—	331
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	1,520	—	1,520
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	1,617	—	1,617
3-month USD-LIBOR	2.4595%	1/12/2025	26,400	203	—	203
3-month USD-LIBOR	2.588%	1/26/2025	15,600	7	—	7
2.8775%	3-month USD-LIBOR	3/23/2025	29,800	473	—	473
3-month USD-LIBOR	2.24%	12/5/2026	55,100	1,625	—	1,625
3-month USD-LIBOR	2.27%	12/5/2026	44,900	1,227	—	1,227
2.579%	3-month USD-LIBOR	3/14/2027	53,000	(306)	—	(306)
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(1,020)	—	(1,020)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	84	—	84
2.908%	3-month USD-LIBOR	2/1/2028	16,000	83	—	83
2.925%	3-month USD-LIBOR	2/1/2028	12,800	75	—	75
2.92%	3-month USD-LIBOR	2/2/2028	12,200	69	—	69

114      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
U.S. EFFR	2.5065%	3/22/2028	$8,700	$(92)	$—	$(92)
U.S. EFFR	2.535%	3/23/2028	6,700	(87)	—	(87)
U.S. EFFR	2.471%	3/27/2028	8,100	(62)	—	(62)
U.S. EFFR	2.4575%	3/29/2028	9,638	(62)	—	(62)
U.S. EFFR	2.424%	3/30/2028	8,160	(30)	—	(30)
U.S. EFFR	2.412%	4/5/2028	3,702	(10)	—	(10)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(1,081)	—	(1,081)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(1,259)	—	(1,259)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	30	—	30
3-month USD-LIBOR	2.963%	2/1/2038	9,800	30	—	30
3-month USD-LIBOR	2.986%	2/1/2038	7,800	11	—	11
3-month USD-LIBOR	2.967%	2/2/2038	7,600	21	—	21
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(937)	—	(937)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(1,108)	—	(1,108)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(1,201)	—	(1,201)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	310	—	310
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	700	—	700
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	131	—	131
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	266	—	266
U.S. EFFR	2.166%	10/23/2047	10,000	714	—	714
U.S. EFFR	2.145%	11/9/2047	15,400	1,169	—	1,169
U.S. EFFR	2.153%	11/10/2047	15,300	1,137	—	1,137
U.S. EFFR	2.155%	11/10/2047	8,640	638	—	638
U.S. EFFR	2.17%	11/13/2047	15,660	1,109	—	1,109
U.S. EFFR	2.5635%	2/12/2048	33,204	(358)	—	(358)
U.S. EFFR	2.4615%	3/15/2048	2,000	20	—	20
U.S. EFFR	2.485%	3/15/2048	2,000	11	—	11
U.S. EFFR	2.425%	3/16/2048	4,100	73	—	73
U.S. EFFR	2.505%	3/22/2048	4,300	5	—	5
U.S. EFFR	2.51375%	3/22/2048	4,700	(3)	—	(3)
U.S. EFFR	2.625%	5/25/2048	18,000	(435)	—	(435)
U.S. EFFR	2.445%	6/4/2048	6,700	90	—	90
U.S. EFFR	2.52%	8/24/2048	4,500	(9)	—	(9)
3.236%	3-month USD-LIBOR	10/31/2048	10,650	896	—	896
3.22859%	3-month USD-LIBOR	10/31/2048	10,645	879	—	879

					$—	$19,354

American Funds Insurance Series      115

U.S. Government/AAA-Rated Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $36,486,000, which represented 1.27% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $151,166,000, which represented 5.27% of the net assets of the fund.

[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements

116      American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2018

	Shares	Value (000)

Growth funds 80.77%

American Funds Insurance Series – Growth Fund, Class 1	3,963,500	$277,286

Total growth funds (cost: $279,168,000)		277,286

Fixed income funds 15.59%

American Funds Insurance Series – Bond Fund, Class 1	5,110,855	53,511

Total fixed income funds (cost: $55,321,000)		53,511

Short-term securities 1.50%

Government Cash Management Fund	5,144,216	5,144

Total short-term securities (cost: $5,144,000)		5,144

Total investment securities 97.86% (cost: $339,633,000)		335,941
Other assets less liabilities 2.14%		7,332

Net assets 100.00%		$343,273

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2018[2] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
5 Year U.S. Treasury Note Futures	Long	1,474	March 2019	$147,400	$169,049	$1,914
FTSE 100 Index Contracts	Short	33	March 2019	£— [3]	(2,801)	18
Euro Stoxx 50 Index Contracts	Short	131	March 2019	€(1)	(4,464)	86
Nikkei 225 Index Contracts	Short	1	March 2019	¥(1)	(182)	10
S&P Mid 400 E-mini Index Contracts	Short	7	March 2019	$(1)	(1,164)	49
Mini MSCI Emerging Market Index Contracts	Short	123	March 2019	(6)	(5,946)	37
Russell 2000 Mini Index Contracts	Short	229	March 2019	(12)	(15,446)	629
S&P 500 E-mini Index Contracts	Short	895	March 2019	(45)	(112,108)	3,193
British Pound Currency Contracts	Short	36	March 2019	(2,250)	(2,878)	(18)
Euro Currency Contracts	Short	33	March 2019	(4,125)	(4,753)	(20)
Japanese Yen Currency Contracts	Short	2	March 2019	(25,000)	(229)	(7)

						$5,891

American Funds Insurance Series      117

Managed Risk Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Growth funds 80.77%
American Funds Insurance Series - Growth Fund, Class 1	2,960,791	1,174,907	172,198	3,963,500	$2,267	$(31,537)	$1,939	$277,286
Fixed income funds 15.59%
American Funds Insurance Series - Bond Fund, Class 1	4,022,202	1,831,995	743,342	5,110,855	(255)	(1,309)	1,401	53,511

Total 96.36%					$2,012	$(32,846)	$3,340	$330,797

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

See notes to financial statements

118      American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2018

	Shares	Value (000)

Growth funds 79.58%

American Funds Insurance Series – International Fund, Class 1	6,802,836	$120,138

Total growth funds (cost: $126,861,000)		120,138

Fixed income funds 15.00%

American Funds Insurance Series – Bond Fund, Class 1	2,162,908	22,646

Total fixed income funds (cost: $23,477,000)		22,646

Short-term securities 3.43%

Government Cash Management Fund	5,178,097	5,178

Total short-term securities (cost: $5,178,000)		5,178

Total investment securities 98.01% (cost: $155,516,000)		147,962
Other assets less liabilities 1.99%		2,997

Net assets 100.00%		$150,959

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2018[2] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
5 Year U.S. Treasury Note Futures	Long	472	March 2019	$47,200	$54,133	$615
S&P 500 E-mini Index Contracts	Short	3	March 2019	— [3]	(376)	23
FTSE 100 Index Contracts	Short	55	March 2019	£(1)	(4,668)	65
Russell 2000 Mini Index Contracts	Short	13	March 2019	$(1)	(877)	44
Euro Stoxx 50 Index Contracts	Short	353	March 2019	€(4)	(12,028)	268
Mini MSCI Emerging Market Index Contracts	Short	323	March 2019	$(16)	(15,614)	186
Nikkei 225 Index Contracts	Short	37	March 2019	¥(37)	(6,751)	296
British Pound Currency Contracts	Short	60	March 2019	$(3,750)	(4,796)	(35)
Euro Currency Contracts	Short	88	March 2019	(11,000)	(12,675)	(61)
Japanese Yen Currency Contracts	Short	61	March 2019	(762,500)	(6,993)	(182)

						$1,219

American Funds Insurance Series      119

Managed Risk International Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Growth funds 79.58%
American Funds Insurance Series – International Fund, Class 1	5,479,657	1,623,392	300,213	6,802,836	$360	$(25,996)	$2,591	$120,138
Fixed income funds 15.00%
American Funds Insurance Series – Bond Fund, Class 1	2,063,150	605,333	505,575	2,162,908	(190)	(574)	611	22,646

Total 94.58%					$170	$(26,570)	$3,202	$142,784

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

See notes to financial statements

120      American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2018

	Shares	Value (000)

Growth-and-income funds 80.54%

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	21,901,978	$271,146

Total growth-and-income funds (cost: $294,629,000)		271,146

Fixed income funds 15.90%

American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,484,388	53,544

Total fixed income funds (cost: $54,558,000)		53,544

Short-term securities 1.37%

Government Cash Management Fund	4,613,010	4,613

Total short-term securities (cost: $4,613,000)		4,613

Total investment securities 97.81% (cost: $353,800,000)		329,303
Other assets less liabilities 2.19%		7,366

Net assets 100.00%		$336,669

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2018[2] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
5 Year U.S. Treasury Note Futures	Long	1,512	March 2019	$151,200	$173,408	$1,865
FTSE 100 Index Contracts	Short	24	March 2019	£— [3]	(2,037)	10
S&P Mid 400 E-mini Index Contracts	Short	4	March 2019	$— [3]	(665)	18
Euro Stoxx 50 Index Contracts	Short	117	March 2019	€(1)	(3,987)	74
Mini MSCI Emerging Market Index Contracts	Short	42	March 2019	$(2)	(2,030)	13
Russell 2000 Mini Index Contracts	Short	34	March 2019	(2)	(2,293)	81
S&P 500 E-mini Index Contracts	Short	1,088	March 2019	(54)	(136,283)	3,750
British Pound Currency Contracts	Short	27	March 2019	(1,688)	(2,158)	(13)
Euro Currency Contracts	Short	29	March 2019	(3,625)	(4,177)	(17)

						$5,781

American Funds Insurance Series      121

Managed Risk Blue Chip Income and Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Growth-and-income funds 80.54%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,699,331	4,153,608	1,950,961	21,901,978	$4,481	$(54,782)	$6,179	$271,146
Fixed income funds 15.90%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,530,491	736,682	782,785	4,484,388	(273)	(347)	1,085	53,544

Total 96.44%					$4,208	$(55,129)	$7,264	$324,690

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

See notes to financial statements

122      American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2018

	Shares	Value (000)

Growth-and-income funds 79.46%

American Funds Insurance Series – Growth-Income Fund, Class 1	33,123,343	$1,503,469

Total growth-and-income funds (cost: $1,522,773,000)		1,503,469

Fixed income funds 14.91%

American Funds Insurance Series – Bond Fund, Class 1	26,945,898	282,124

Total fixed income funds (cost: $281,542,000)		282,124

Short-term securities 3.54%

Government Cash Management Fund	66,924,852	66,925

Total short-term securities (cost: $66,925,000)		66,925

Options purchased 0.46%

Options purchased*		8,674

Total options purchased (cost: $7,663,000)		8,674

Total investment securities 98.37% (cost: $1,878,903,000)		1,861,192
Other assets less liabilities 1.63%		30,910

Net assets 100.00%		$1,892,102

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2018 (000)
S&P 500 Index	4,360	$1,092,987	$1,850.00	6/21/2019	$6,178
S&P 500 Index	811	203,306	2,000.00	6/21/2019	2,064
S&P 500 Index	138	34,595	2,050.00	6/21/2019	432

					$8,674

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2018[2] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
5 Year U.S. Treasury Note Futures	Long	7,323	March 2019	$732,300	$839,857	$6,919
FTSE 100 Index Contracts	Short	272	March 2019	£(3)	(23,086)	(39)
S&P Mid 400 E-mini Index Contracts	Short	50	March 2019	$(5)	(8,311)	127
Euro Stoxx 50 Index Contracts	Short	1,107	March 2019	€(11)	(37,721)	466
Russell 2000 Mini Index Contracts	Short	430	March 2019	$(21)	(29,003)	435
Mini MSCI Emerging Market Index Contracts	Short	532	March 2019	(27)	(25,717)	(62)
Nikkei 225 Index Contracts	Short	27	March 2019	¥(27)	(4,927)	180
S&P 500 E-mini Index Contracts	Short	3,478	March 2019	$(174)	(435,654)	2,778
British Pound Currency Contracts	Short	298	March 2019	(18,625)	(23,821)	(167)
Euro Currency Contracts	Short	268	March 2019	(33,500)	(38,600)	(222)
Japanese Yen Currency Contracts	Short	45	March 2019	(562,500)	(5,159)	(108)

						$10,307

American Funds Insurance Series      123

Managed Risk Growth-Income Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Growth-and-income funds 79.46%
American Funds Insurance Series - Growth-Income Fund, Class 1	3,331,787	30,474,528	682,972	33,123,343	$(1,765)	$(33,463)	$3,205	$1,503,469
Fixed income funds 14.91%
American Funds Insurance Series - Bond Fund, Class 1	2,916,097	25,446,042	1,416,241	26,945,898	(614)	951	958	282,124

Total 94.37%					$(2,379)	$(32,512)	$4,163	$1,785,593

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

See notes to financial statements

124      American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2018

	Shares	Value (000)

Asset allocation funds 96.69%

American Funds Insurance Series – Asset Allocation Fund, Class 1	115,468,223	$2,458,318

Total asset allocation funds (cost: $2,512,141,000)		2,458,318

Short-term securities 1.91%

Government Cash Management Fund	48,607,102	48,607

Total short-term securities (cost: $48,607,000)		48,607

Total investment securities 98.60% (cost: $2,560,748,000)		2,506,925
Other assets less liabilities 1.40%		35,572

Net assets 100.00%		$2,542,497

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2018[2] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
5 Year U.S. Treasury Note Futures	Long	7,806	March 2019	$780,600	$895,251	$8,348
FTSE 100 Index Contracts	Short	120	March 2019	£(1)	(10,185)	46
S&P Mid 400 E-mini Index Contracts	Short	33	March 2019	$(3)	(5,485)	146
Euro Stoxx 50 Index Contracts	Short	671	March 2019	€(7)	(22,864)	375
Nikkei 225 Index Contracts	Short	7	March 2019	¥(7)	(1,277)	49
Russell 2000 Mini Index Contracts	Short	895	March 2019	$(45)	(60,368)	1,608
Mini MSCI Emerging Market Index Contracts	Short	1,027	March 2019	(51)	(49,645)	184
S&P 500 E-mini Index Contracts	Short	4,514	March 2019	(226)	(565,424)	14,749
British Pound Currency Contracts	Short	131	March 2019	(8,188)	(10,472)	(63)
Euro Currency Contracts	Short	165	March 2019	(20,625)	(23,765)	(88)
Japanese Yen Currency Contracts	Short	12	March 2019	(150,000)	(1,376)	(31)

						$25,323

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 12/31/2018 (000)
Asset allocation funds 96.69%
American Funds Insurance Series - Asset Allocation Fund, Class 1	178,833,494	22,204,494	85,569,765	115,468,223	$(39,223)	$(392,470)	$80,687	$2,458,318

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

See notes to financial statements

American Funds Insurance Series      125

Financial statements

Statements of assets and liabilities at December 31, 2018

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,486,916	$3,673,913	$23,407,476	$8,996,441	$2,999,468
Affiliated issuers	—	29,982	—	—	—
Cash	178	156	1,343	131	4,433
Cash pledged for securities on loan	—	6,049	—	—	—
Cash pledged for forward currency contracts	—	—	—	330	—
Cash denominated in currencies other than U.S. dollars	1	80	—	1,626	712
Unrealized appreciation on open forward currency contracts	—	—	—	—	356
Receivables for:
Sales of investments	319	3,233	21,198	1,944	4,847
Sales of fund’s shares	28,743	5,568	49,254	16,453	1,400
Dividends and interest	8,330	3,564	13,574	16,015	5,498
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Securities lending income	—	160	—	—	—
Other	378	124	2	136	7

	5,524,865	3,722,829	23,492,847	9,033,076	3,016,721

Liabilities:
Collateral for securities on loan	—	60,486	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	525	53
Payables for:
Purchases of investments	16,115	3,150	21,907	6,618	808
Repurchases of fund’s shares	2,128	605	11,254	4,966	1,595
Investment advisory services	2,473	2,214	6,602	3,815	1,833
Insurance administrative fees	163	95	706	193	293
Services provided by related parties	810	506	3,421	970	302
Trustees’ deferred compensation	72	48	503	213	32
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	853	931	515	5,462	793
Other	98	280	78	204	133

	22,712	68,315	44,986	22,966	5,842

Net assets at December 31, 2018	$5,502,153	$3,654,514	$23,447,861	$9,010,110	$3,010,879

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,889,612	$3,067,044	$14,176,248	$8,331,112	$2,702,017
Total distributable earnings (accumulated loss)	1,612,541	587,470	9,271,613	678,998	308,862

Net assets at December 31, 2018	$5,502,153	$3,654,514	$23,447,861	$9,010,110	$3,010,879

Investment securities, at cost:
Unaffiliated issuers	$4,224,241	$3,380,162	$16,925,576	$8,523,681	$2,819,850
Affiliated issuers	—	45,822	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	1	86	—	1,620	711

See end of statements of assets and liabilities for footnote.

See notes to financial statements

126      American Funds Insurance Series

					(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$8,018,033	$1,811,931	$29,638,729	$1,333,446	$679,748	$23,114,218	$368,422	$10,945,510	$2,123,592
—	—	202,273	—	—	153,583	—	—	—
1,442	226	5,392	131	493	3,965	111	5,730	633
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	1	162	116	840	7	6,114	964
—	351	—	—	—	—	214	5,141	12,488
—	—	50,544	—	425	103,114	81	766,356	3,468
4,453	597	41,007	127	1,890	10,186	175	2,561	30
14,855	4,749	41,209	5,240	2,673	66,435	1,558	63,965	17,559
—	—	—	—	286	1,056	32	3,526	755
—	—	—	—	—	83	4	94	49
—	—	—	—	—	—	—	—	—
—	25	—	31	3	313	18	377	53

8,038,783	1,817,879	29,979,155	1,339,137	685,634	23,453,793	370,622	11,799,374	2,159,591

—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	132	14,412	5,570
—	—	75,910	112	9,280	506,077	3,803	1,901,710	56,897
3,583	545	27,805	301	228	11,216	134	23,576	7,155
2,735	940	6,567	701	283	5,477	206	3,023	948
231	61	588	46	225	2,313	44	225	25
766	301	3,070	76	80	1,980	57	918	247
80	23	576	9	3	258	2	116	24
—	—	—	—	237	99	—	351	145
—	—	—	—	—	756	1	356	7
100	87	407	592	12	126	48	—	453
16	48	97	42	6	40	6	—	103

7,511	2,005	115,020	1,879	10,354	528,342	4,433	1,944,687	71,574

$8,031,272	$1,815,874	$29,864,135	$1,337,258	$675,280	$22,925,451	$366,189	$9,854,687	$2,088,017

$6,594,985	$1,523,636	$21,925,796	$1,347,787	$710,885	$19,064,550	$341,847	$10,077,153	$2,124,152
1,436,287	292,238	7,938,339	(10,529)	(35,605)	3,860,901	24,342	(222,466)	(36,135)

$8,031,272	$1,815,874	$29,864,135	$1,337,258	$675,280	$22,925,451	$366,189	$9,854,687	$2,088,017

$7,325,397	$1,627,160	$25,100,577	$1,364,122	$702,114	$20,304,078	$345,235	$11,058,951	$2,167,128
—	—	273,780	—	—	586,257	—	—	—
—	—	1	159	116	840	7	6,229	961

American Funds Insurance Series      127

Statements of assets and liabilities at December 31, 2018

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,182,891		$343,748	$306,746	$3,110,704	$5,144
Affiliated issuers	—		—	—	—	330,797
Cash	840		383	80	3,850	—
Cash pledged for futures contracts	—		—	—	—	8,181
Cash denominated in currencies other than U.S. dollars	—	*	—	—	—	—
Receivables for:
Sales of investments	2,745		460	—	45,521	—
Sales of fund’s shares	77		204	48	642	596
Dividends and interest	21,205		877	—	11,543	22
Variation margin on futures contracts	—		249	—	4,583	394
Variation margin on swap contracts	40		170	—	2,783	—
Other	168		2	—	28	—

	1,207,966		346,093	306,874	3,179,654	345,134

Liabilities:
Payables for:
Purchases of investments	1,934		54,109	—	295,152	563
Repurchases of fund’s shares	1,312		356	301	8,565	3
Investment advisory services	498		105	82	830	29
Insurance administrative fees	22		13	10	49	215
Services provided by related parties	163		19	59	328	71
Trustees’ deferred compensation	50		3	18	60	1
Variation margin on futures contracts	—		—	—	594	979
Variation margin on swap contracts	87		313	—	4,772	—
Other	1		—	—	1	—

	4,067		54,918	470	310,351	1,861

Net assets at December 31, 2018	$1,203,899		$291,175	$306,404	$2,869,303	$343,273

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,464,474		$295,903	$305,431	$2,910,880	$326,588
Total distributable earnings (accumulated loss)	(260,575)		(4,728)	973	(41,577)	16,685

Net assets at December 31, 2018	$1,203,899		$291,175	$306,404	$2,869,303	$343,273

Investment securities, at cost:
Unaffiliated issuers	$1,274,934		$344,748	$306,754	$3,124,841	$5,144
Affiliated issuers	—		—	—	—	334,489
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements

128      American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$5,178	$4,613	$75,599	$48,607
142,784	324,690	1,785,593	2,458,318
—	—	—	—
3,017	8,327	34,515	41,388
—	—	—	—
—	—	27,293	374
190	386	339	336
10	22	67	305
182	389	1,951	2,143
—	—	—	—
—	—	—	—

151,361	338,427	1,925,357	2,551,471

174	364	—	—
6	3	29,069	729
13	29	84	298
96	214	308	2,570
31	70	48	538
1	2	1	23
81	1,076	3,745	4,816
—	—	—	—
—	—	—	—

402	1,758	33,255	8,974

$150,959	$336,669	$1,892,102	$2,542,497

$157,470	$340,198	$1,895,504	$2,426,171
(6,511)	(3,529)	(3,402)	116,326

$150,959	$336,669	$1,892,102	$2,542,497

$5,178	$4,613	$74,588	$48,607
150,338	349,187	1,804,315	2,512,141
—	—	—	—

American Funds Insurance Series      129

Statements of assets and liabilities at December 31, 2018

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,942,639	$1,452,476	$8,474,126	$4,811,429	$1,701,716
Shares outstanding	75,457	66,791	121,126	272,408	81,098
Net asset value per share	$25.74	$21.75	$69.96	$17.66	$20.98
Class 1A:
Net assets	$4,778	$353	$9,862	$4,936	$2,363
Shares outstanding	186	16	141	280	113
Net asset value per share	$25.69	$21.71	$69.77	$17.62	$20.92
Class 2:
Net assets	$3,306,059	$2,055,787	$13,700,966	$3,875,242	$843,316
Shares outstanding	129,626	97,154	197,204	220,231	40,558
Net asset value per share	$25.50	$21.16	$69.48	$17.60	$20.79
Class 3:
Net assets			$187,003	$23,753
Shares outstanding	Not applicable	Not applicable	2,655	1,342	Not applicable
Net asset value per share			$70.44	$17.70
Class 4:
Net assets	$248,677	$145,898	$1,075,904	$294,750	$463,484
Shares outstanding	9,795	6,855	15,676	16,935	22,375
Net asset value per share	$25.39	$21.28	$68.64	$17.40	$20.71

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$501,284	$209,329	$36,869	$1,445,275
Shares outstanding	53,676	20,330	3,259	121,022	Not applicable
Net asset value per share	$9.34	$10.30	$11.31	$11.94
Class 1A:
Net assets	$644	$739	$10	$1,510
Shares outstanding	69	72	1	127	Not applicable
Net asset value per share	$9.33	$10.28	$11.31	$11.93
Class 2:
Net assets	$661,317	$56,871	$247,022	$1,322,968
Shares outstanding	71,992	5,534	22,403	111,891	Not applicable
Net asset value per share	$9.19	$10.28	$11.03	$11.82
Class 3:
Net assets	$9,485		$4,516	$8,900
Shares outstanding	1,011	Not applicable	405	743	Not applicable
Net asset value per share	$9.38		$11.14	$11.97
Class 4:
Net assets	$31,169	$24,236	$17,987	$90,650
Shares outstanding	3,129	2,379	1,613	7,659	Not applicable
Net asset value per share	$9.96	$10.19	$11.15	$11.84
Class P1:
Net assets					$2,850
Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	232
Net asset value per share					$12.30
Class P2:
Net assets					$340,423
Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	27,883
Net asset value per share					$12.21

*	Amount less than one thousand.

See notes to financial statements

130      American Funds Insurance Series

					(dollars and shares in thousands, except per-share amounts)
Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$4,809,964	$492,281	$16,782,983	$1,034,317	$316,763	$14,626,696	$109,776	$5,961,685	$1,015,292
388,433	37,818	369,768	67,397	33,820	686,976	9,410	569,176	88,889
$12.38	$13.02	$45.39	$15.35	$9.37	$21.29	$11.67	$10.47	$11.42

$3,162	$927	$6,733	$1,749	$2,686	$6,982	$2,007	$3,284	$400
256	72	149	114	287	328	172	314	35
$12.35	$13.00	$45.28	$15.33	$9.36	$21.26	$11.65	$10.45	$11.41

$2,850,294	$1,227,787	$12,035,441	$230,035	$3,719	$4,667,683	$184,786	$3,523,963	$1,032,370
232,925	94,484	268,073	15,034	397	221,412	15,865	340,694	91,060
$12.24	$12.99	$44.90	$15.30	$9.36	$21.08	$11.65	$10.34	$11.34

		$140,465			$29,682
Not applicable	Not applicable	3,089	Not applicable	Not applicable	1,392	Not applicable	Not applicable	Not applicable
		$45.47			$21.32

$367,852	$94,879	$898,513	$71,157	$352,112	$3,594,408	$69,620	$365,755	$39,955
30,177	7,405	20,203	4,675	37,666	171,230	6,029	35,411	3,554
$12.19	$12.81	$44.47	$15.22	$9.35	$20.99	$11.55	$10.33	$11.24

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$379	$492	$1,661,806	$1,596
39	44	141,701	130
$9.82	$11.28	$11.73	$12.23
$150,580	$336,177	$230,296	$2,540,901
15,421	29,981	19,726	207,856
$9.76	$11.21	$11.67	$12.22

American Funds Insurance Series      131

Statements of operations for the year ended December 31, 2018

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$89,435	$40,551	$266,249	$188,307	$47,131
Interest	6,142	7,378	28,788	23,999	16,421
Securities lending income	—	730	—	—	—

	95,577	48,659	295,037	212,306	63,552

Fees and expenses*:
Investment advisory services	32,234	29,438	83,065	48,247	23,782
Distribution services	10,330	6,459	42,560	11,764	3,589
Insurance administrative services	633	367	2,750	790	1,164
Transfer agent services	1	— †	3	1	— †
Administrative services	624	423	2,573	981	339
Reports to shareholders	218	136	900	342	127
Registration statement and prospectus	47	88	197	66	29
Trustees’ compensation	37	25	150	58	20
Auditing and legal	76	65	80	102	72
Custodian	964	643	502	1,867	1,253
Other	137	228	252	202	342

Total fees and expenses before waivers	45,301	37,872	133,032	64,420	30,717
Less waivers of fees and expenses:
Investment advisory services waivers	—	—	—	—	—

Total waivers of fees and expenses	—	—	—	—	—

Total fees and expenses after waivers	45,301	37,872	133,032	64,420	30,717

Net investment income	50,276	10,787	162,005	147,886	32,835

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	344,211	244,684	2,850,252	248,667	125,246
Affiliated issuers	—	2,632	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	(21)	94	—	1,317	649
Swap contracts	—	—	—	—	—
Currency transactions	(648)	(349)	(1,358)	(2,744)	308

	343,542	247,061	2,848,894	247,240	126,203

Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	(919,949)	(654,311)	(2,970,971)	(1,741,395)	(647,695)
Affiliated issuers	—	(19,991)	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	(15)	1,103	—	(170)	626
Swap contracts	—	—	—	—	—
Currency translations	288	41	(119)	(189)	36

	(919,676)	(673,158)	(2,971,090)	(1,741,754)	(647,033)

Net realized gain (loss) and unrealized (depreciation) appreciation	(576,134)	(426,097)	(122,196)	(1,494,514)	(520,830)

Net (decrease) increase in net assets resulting from operations	$(525,858)	$(415,310)	$39,809	$(1,346,628)	$(487,995)

See end of statements of operations for footnotes.

See notes to financial statements

132      American Funds Insurance Series

							(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$225,462	$47,619	$561,216	$42,953	$18,229	$330,664	$5,923	$—	$—
5,328	5,256	43,954	4,649	5,121	270,199	3,763	319,829	71,425
—	—	—	—	—	—	—	—	—

230,790	52,875	605,170	47,602	23,350	600,863	9,686	319,829	71,425

35,312	12,167	81,100	8,812	3,229	68,775	2,520	37,656	12,085
9,118	3,848	36,914	840	885	22,505	680	10,220	2,901
794	233	2,300	183	884	9,354	167	835	97
1	— †	4	— †	— †	3	— †	1	— †
909	205	3,139	146	65	2,590	38	1,037	228
239	47	1,105	23	10	837	6	320	58
28	9	202	19	21	400	11	61	10
53	12	182	8	3	150	2	61	13
49	62	79	60	51	76	59	60	51
269	349	894	391	43	362	42	277	386
126	86	232	44	62	188	56	214	162

46,898	17,018	126,151	10,526	5,253	105,240	3,581	50,742	15,991
—	—	—	1	23	—	—	—	—

—	—	—	1	23	—	—	—	—

46,898	17,018	126,151	10,525	5,230	105,240	3,581	50,742	15,991
183,892	35,857	479,019	37,077	18,120	495,623	6,105	269,087	55,434

687,346	100,225	3,359,804	19,373	(12,976)	1,252,346	4,175	(159,911)	1,326
—	—	—	—	—	—	—	—	—
—	—	—	—	242	677	23	(38,790)	(3,980)
—	(72)	—	—	—	—	(541)	14,487	(6,955)
—	—	—	—	—	(2,209)	(5)	16,367	(44)
38	(281)	(2,288)	273	(169)	85	(76)	(565)	(2,076)

687,384	99,872	3,357,516	19,646	(12,903)	1,250,899	3,576	(168,412)	(11,729)

(1,602,181)	(325,794)	(4,115,868)	(222,546)	(54,286)	(2,657,935)	(34,350)	(164,246)	(82,168)
—	—	(116,886)	—	—	(230,161)	—	—	—
—	—	—	—	429	5,914	180	23,764	4,630
—	351	—	—	—	—	207	(16,813)	6,258
—	—	—	—	—	2,691	5	(7,301)	1,530
(41)	(87)	(237)	(23)	(10)	(72)	1	(246)	(258)

(1,602,222)	(325,530)	(4,232,991)	(222,569)	(53,867)	(2,879,563)	(33,957)	(164,842)	(70,008)

(914,838)	(225,658)	(875,475)	(202,923)	(66,770)	(1,628,664)	(30,381)	(333,254)	(81,737)

$(730,946)	$(189,801)	$(396,456)	$(165,846)	$(48,650)	$(1,133,041)	$(24,276)	$(64,167)	$(26,303)

American Funds Insurance Series      133

Statements of operations for the year ended December 31, 2018

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$—	$—	$—		$—	$3,341
Interest	93,699	7,928	5,763		71,451	216

	93,699	7,928	5,763		71,451	3,557

Fees and expenses*:
Investment advisory services	6,485	1,361	947		10,160	486
Distribution services	1,953	191	643		3,706	803
Insurance administrative services	86	42	37		171	809
Transfer agent services	— †	— †	—	†	— †	— †
Administrative services	137	32	30		300	—
Accounting and administrative services	—	—	—		—	43
Reports to shareholders	33	5	6		65	5
Registration statement and prospectus	9	2	3		15	7
Trustees’ compensation	8	2	2		18	2
Auditing and legal	49	44	42		46	23
Custodian	32	35	1		56	9
Other	95	66	16		129	23

Total fees and expenses before waivers	8,887	1,780	1,727		14,666	2,210
Less waivers of fees and expenses:
Investment advisory services waivers	—	—	—		—	162

Total waivers of fees and expenses	—	—	—		—	162

Total fees and expenses after waivers	8,887	1,780	1,727		14,666	2,048

Net investment income	84,812	6,148	4,036		56,785	1,509

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(24,151)	(3,538)	—		(39,630)	—
Affiliated issuers	—	—	—		—	2,012
Futures contracts	2	(4,529)	—		(45,333)	(5,288)
Swap contracts	(390)	449	—		(1,752)	—
Currency transactions	(5)	—	—		—	7
Capital gain distributions received from affiliated issuers	—	—	—		—	24,732

	(24,544)	(7,618)	—		(86,715)	21,463

Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	(87,512)	(1,970)	33		(13,160)	—
Affiliated issuers	—	—	—		—	(32,846)
Futures contracts	—	2,531	—		34,895	5,929
Swap contracts	1,317	1,980	—		27,782	—
Currency translations	(1)	—	—		—	—

	(86,196)	2,541	33		49,517	(26,917)

Net realized gain (loss) and unrealized (depreciation) appreciation	(110,740)	(5,077)	33		(37,198)	(5,454)

Net (decrease) increase in net assets resulting from operations	$(25,928)	$1,071	$4,069		$19,587	$(3,945)

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

134      American Funds Insurance Series

	(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$3,202	$7,264	$4,163	$80,686
112	246	195	2,846

3,314	7,510	4,358	83,532

234	530	439	6,609
389	883	564	6,862
389	883	731	11,015
— †	— †	— †	— †
—	—	—	—
40	43	42	114
3	6	4	73
5	7	5	70
1	2	1	26
23	23	33	28
9	9	9	9
(18)	25	(9)	(1,637)

1,075	2,411	1,819	23,169
78	177	146	2,203

78	177	146	2,203

997	2,234	1,673	20,966

2,317	5,276	2,685	62,566

—	—	—	—
170	4,208	(2,379)	(39,223)
(301)	(7,698)	(3,064)	(49,333)
—	—	—	—
(4)	7	— †	62
5,857	21,501	12,396	185,909

5,722	18,018	6,953	97,415

—	—	1,011	—
(26,570)	(55,129)	(32,512)	(392,470)
1,238	5,830	10,335	25,915
—	—	—	—
—	—	—	—

(25,332)	(49,299)	(21,166)	(366,555)

(19,610)	(31,281)	(14,213)	(269,140)

$(17,293)	$(26,005)	$(11,528)	$(206,574)

American Funds Insurance Series      135

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$50,276	$44,912	$10,787	$15,312	$162,005	$136,774
Net realized gain (loss)	343,542	433,191	247,061	207,903	2,848,894	2,561,073
Net unrealized (depreciation) appreciation	(919,676)	1,102,516	(673,158)	731,086	(2,971,090)	3,159,797

Net (decrease) increase in net assets resulting from operations	(525,858)	1,580,619	(415,310)	954,301	39,809	5,857,644

Distributions paid to shareholders*	(474,814)		(196,135)		(2,648,515)
Dividends from net investment income		(42,742)		(21,019)		(136,164)
Distributions from net realized gain on investments		(174,096)		—		(2,251,429)

Total dividends and distributions paid to shareholders		(216,838)		(21,019)		(2,387,593)

Net capital share transactions	267,749	(335,425)	(49,079)	(495,098)	1,071,109	(34,343)

Total (decrease) increase in net assets	(732,923)	1,028,356	(660,524)	438,184	(1,537,597)	3,435,708
Net assets:
Beginning of year	6,235,076	5,206,720	4,315,038	3,876,854	24,985,458	21,549,750

End of year	$5,502,153	$6,235,076	$3,654,514	$4,315,038	$23,447,861	$24,985,458

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$37,077	$35,259	$18,120	$14,607	$495,623	$419,292
Net realized gain (loss)	19,646	5,636	(12,903)	8,964	1,250,899	1,243,464
Net unrealized (depreciation) appreciation	(222,569)	242,768	(53,867)	35,709	(2,879,563)	1,880,231

Net (decrease) increase in net assets resulting from operations	(165,846)	283,663	(48,650)	59,280	(1,133,041)	3,542,987

Distributions paid to shareholders*	(35,982)		(20,515)		(1,587,775)
Dividends from net investment income		(32,772)		(14,010)		(405,124)
Distributions from net realized gain on investments		—		—		(1,069,604)

Total dividends and distributions paid to shareholders		(32,772)		(14,010)		(1,474,728)

Net capital share transactions	77,119	109,624	149,988	137,152	(13,827)	2,543,934

Total (decrease) increase in net assets	(124,709)	360,515	80,823	182,422	(2,734,643)	4,612,193
Net assets:
Beginning of year	1,461,967	1,101,452	594,457	412,035	25,660,094	21,047,901

End of year	$1,337,258	$1,461,967	$675,280	$594,457	$22,925,451	$25,660,094

See end of statements of changes in net assets for footnote.

See notes to financial statements

136      American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
$147,886	$105,868	$32,835	$32,918	$183,892	$195,270	$35,857	$44,369	$479,019	$445,666
247,240	438,684	126,203	236,990	687,384	686,720	99,872	151,286	3,357,516	2,102,617
(1,741,754)	1,850,536	(647,033)	567,588	(1,602,222)	550,461	(325,530)	281,638	(4,232,991)	3,222,646

(1,346,628)	2,395,088	(487,995)	837,496	(730,946)	1,432,451	(189,801)	477,293	(396,456)	5,770,929

(646,470)		(126,412)		(883,615)		(186,991)		(2,606,909)
	(124,236)		(34,131)		(188,626)		(42,795)		(435,451)
	(100,924)		—		(328,660)		(33,692)		(1,807,557)

	(225,160)		(34,131)		(517,286)		(76,487)		(2,243,008)

1,245,386	133,019	92,573	(164,517)	265,984	(178,554)	90,220	(289,969)	2,175,138	1,071,251

(747,712)	2,302,947	(521,834)	638,848	(1,348,577)	736,611	(286,572)	110,837	(828,227)	4,599,172
9,757,822	7,454,875	3,532,713	2,893,865	9,379,849	8,643,238	2,102,446	1,991,609	30,692,362	26,093,190

$9,010,110	$9,757,822	$3,010,879	$3,532,713	$8,031,272	$9,379,849	$1,815,874	$2,102,446	$29,864,135	$30,692,362

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
$6,105	$4,343	$269,087	$226,928	$55,434	$53,646	$84,812	$96,458	$6,148	$5,003
3,576	9,276	(168,412)	(10,510)	(11,729)	(26,825)	(24,544)	24,442	(7,618)	408
(33,957)	38,239	(164,842)	193,041	(70,008)	132,187	(86,196)	(3,823)	2,541	(431)

(24,276)	51,858	(64,167)	409,459	(26,303)	159,008	(25,928)	117,077	1,071	4,980

(9,700)		(267,421)		(56,130)		(79,933)		(6,505)
	(3,252)		(220,546)		(11,164)		(98,414)		(5,571)
	(10,070)		(157,395)		(14,449)		—		(2,214)

	(13,322)		(377,941)		(25,613)		(98,414)		(7,785)

46,266	63,483	(511,419)	(223,341)	(297,128)	85,999	(144,120)	(346,424)	(43,561)	2,570

12,290	102,019	(843,007)	(191,823)	(379,561)	219,394	(249,981)	(327,761)	(48,995)	(235)
353,899	251,880	10,697,694	10,889,517	2,467,578	2,248,184	1,453,880	1,781,641	340,170	340,405

$366,189	$353,899	$9,854,687	$10,697,694	$2,088,017	$2,467,578	$1,203,899	$1,453,880	$291,175	$340,170

American Funds Insurance Series      137

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$4,036	$1,388	$56,785	$46,503	$1,509	$859
Net realized gain (loss)	—	9	(86,715)	11,669	21,463	19,268
Net unrealized (depreciation) appreciation	33	(64)	49,517	(6,874)	(26,917)	35,360

Net (decrease) increase in net assets resulting from operations	4,069	1,333	19,587	51,298	(3,945)	55,487

Distributions paid to shareholders*	(3,517)		(55,819)		(21,941)
Dividends from net investment income		(906)		(43,993)		(734)
Distributions from net realized gain on investments		—		—		(4,142)

Total dividends and distributions paid to shareholders		(906)		(43,993)		(4,876)

Net capital share transactions	1,047	(46,638)	(197,780)	58,286	81,200	36,220

Total (decrease) increase in net assets	1,599	(46,211)	(234,012)	65,591	55,314	86,831
Net assets:
Beginning of year	304,805	351,016	3,103,315	3,037,724	287,959	201,128

End of year	$306,404	$304,805	$2,869,303	$3,103,315	$343,273	$287,959

*	Current year amounts reflect current presentation under new accounting standards.

See notes to financial statements

138      American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2018	2017	2018	2017	2018	2017	2018	2017

$2,317	$1,283	$5,276	$5,049	$2,685	$2,028	$62,566	$50,782
5,722	248	18,018	12,835	6,953	8,283	97,415	177,329
(25,332)	28,741	(49,299)	30,876	(21,166)	24,060	(366,555)	329,033

(17,293)	30,272	(26,005)	48,760	(11,528)	34,371	(206,574)	557,144

(3,428)		(23,525)		(12,352)		(242,968)
	(900)		(5,161)		(1,867)		(31,722)
	(1,403)		(5,568)		(7,726)		(38,742)

	(2,303)		(10,729)		(9,593)		(70,464)

23,257	22,849	19,295	37,657	1,707,014	23,434	(1,462,371)	408,750

2,536	50,818	(30,235)	75,688	1,683,134	48,212	(1,911,913)	895,430

148,423	97,605	366,904	291,216	208,968	160,756	4,454,410	3,558,980

$150,959	$148,423	$336,669	$366,904	$1,892,102	$208,968	$2,542,497	$4,454,410

American Funds Insurance Series      139

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series, American Funds Insurance Series - Portfolio Series, are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

In 2009, shareholders approved the reorganization of the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

140      American Funds Insurance Series

Ultra-Short Bond Fund — Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

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Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

142      American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

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The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2018 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$943,486	$395,499	$—	$1,338,985
Consumer discretionary	902,718	87,222	—	989,940
Health care	582,877	105,680	—	688,557
Communication services	437,926	143,665	—	581,591
Financials	518,235	53,532	—	571,767
Consumer staples	294,556	86,992	—	381,548
Industrials	209,141	129,438	—	338,579
Materials	114,502	40,841	—	155,343
Energy	146,233	—	—	146,233
Short-term securities	—	294,373	—	294,373

Total	$4,149,674	$1,337,242	$—	$5,486,916

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$727,659	$48,979	$—	$776,638
Information technology	452,675	117,663	—	570,338
Industrials	267,672	261,949	—	529,621
Consumer discretionary	404,803	84,793	—	489,596
Financials	277,316	39,228	87	316,631
Materials	113,426	29,243	—	142,669
Consumer staples	64,850	56,057	—	120,907
Communication services	71,742	20,881	—	92,623
Energy	45,304	15,906	16,560	77,770
Real estate	35,861	37,865	—	73,726
Utilities	60,785	—	—	60,785
Bonds, notes & other debt instruments	—	4,989	—	4,989
Short-term securities	54,436	393,166	—	447,602

Total	$2,576,529	$1,110,719	$16,647	$3,703,895

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,465,985	$524,865	$—	$4,990,850
Health care	3,895,983	—	37,000	3,932,983
Communication services	3,172,527	—	—	3,172,527
Consumer discretionary	3,047,437	25,309	—	3,072,746
Financials	2,280,002	—	—	2,280,002
Industrials	1,068,310	136,234	—	1,204,544
Energy	1,181,935	—	—	1,181,935
Materials	545,792	83,260	—	629,052
Consumer staples	519,278	—	—	519,278
Real estate	371,749	—	—	371,749
Utilities	94,291	—	—	94,291
Convertible stocks	—	—	13,104	13,104
Short-term securities	—	1,944,415	—	1,944,415

Total	$20,643,289	$2,714,083	$50,104	$23,407,476

144      American Funds Insurance Series

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,182,886	$188,734	$—	$1,371,620
Industrials	801,285	454,063	—	1,255,348
Health care	460,295	639,881	—	1,100,176
Consumer discretionary	702,613	220,555	—	923,168
Consumer staples	375,070	226,350	—	601,420
Communication services	369,938	217,235	—	587,173
Information technology	184,960	324,234	—	509,194
Materials	343,320	165,561	—	508,881
Utilities	376,043	102,071	—	478,114
Energy	395,858	16,445	—	412,303
Real estate	136,191	45,046	—	181,237
Rights & warrants	—	13,046	—	13,046
Bonds, notes & other debt instruments	—	77,908	—	77,908
Short-term securities	—	976,853	—	976,853

Total	$5,328,459	$3,667,982	$—	$8,996,441

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(525)	$—	$(525)

*	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$326,284	$178,731	$—	$505,015
Financials	305,640	23,740	—	329,380
Energy	292,889	—	—	292,889
Consumer discretionary	218,235	64,658	—	282,893
Health care	175,401	75,887	—	251,288
Consumer staples	119,696	70,170	—	189,866
Communication services	167,031	5,804	—	172,835
Materials	154,547	13,916	—	168,463
Industrials	94,592	40,700	—	135,292
Real estate	31,058	9,324	26	40,408
Utilities	32,453	—	—	32,453
Rights & warrants	—	3,502	—	3,502
Bonds, notes & other debt instruments	—	92,867	—	92,867
Short-term securities	—	502,317	—	502,317

Total	$1,917,826	$1,081,616	$26	$2,999,468

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$356	$—	$356
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(53)	—	(53)

Total	$—	$303	$—	$303

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series      145

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$2,027,452	$—	$—	$2,027,452
Information technology	1,080,516	—	—	1,080,516
Consumer staples	1,017,733	—	—	1,017,733
Energy	758,203	—	—	758,203
Communication services	731,501	—	—	731,501
Industrials	687,517	—	—	687,517
Consumer discretionary	650,987	—	—	650,987
Financials	392,403	—	—	392,403
Materials	134,904	—	—	134,904
Other	143,876	—	—	143,876
Rights & warrants	3,520	—	—	3,520
Short-term securities	—	389,421	—	389,421

Total	$7,628,612	$389,421	$—	$8,018,033

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$182,049	$100,080	$—	$282,129
Health care	185,566	15,542	—	201,108
Financials	175,070	11,049	—	186,119
Communication services	83,225	100,714	—	183,939
Industrials	162,543	16,976	—	179,519
Consumer discretionary	138,158	35,185	—	173,343
Materials	104,115	14,434	—	118,549
Energy	109,679	—	—	109,679
Consumer staples	61,667	39,668	—	101,335
Real estate	54,128	12,956	—	67,084
Utilities	13,861	48,868	—	62,729
Bonds, notes & other debt instruments	—	39,384	—	39,384
Short-term securities	—	107,014	—	107,014

Total	$1,270,061	$541,870	$—	$1,811,931

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$351	$—	$351

*	Forward currency contracts are not included in the investment portfolio.

146      American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,572,074	$180,915	$—	$4,752,989
Information technology	4,016,946	101,331	—	4,118,277
Financials	3,123,284	164,961	—	3,288,245
Communication services	3,068,997	—	—	3,068,997
Industrials	2,744,773	—	—	2,744,773
Consumer staples	2,202,506	457,337	—	2,659,843
Energy	2,041,753	—	—	2,041,753
Consumer discretionary	1,778,690	116,360	—	1,895,050
Materials	1,394,285	6,362	—	1,400,647
Real estate	535,725	—	—	535,725
Utilities	447,523	55,293	—	502,816
Mutual funds	45,729	—	—	45,729
Convertible stocks	38,828	—	—	38,828
Convertible bonds	—	27,617	—	27,617
Short-term securities	—	2,719,713	—	2,719,713

Total	$26,011,113	$3,829,889	$—	$29,841,002

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$141,167	$108,491	$—	$249,658
Health care	77,210	101,164	—	178,374
Industrials	56,914	56,589	—	113,503
Energy	94,813	—	—	94,813
Materials	81,185	13,223	—	94,408
Real estate	81,116	13,077	—	94,193
Consumer staples	87,620	6,560	—	94,180
Communication services	49,598	34,855	—	84,453
Utilities	45,795	35,476	—	81,271
Consumer discretionary	54,630	5,371	—	60,001
Information technology	11,493	36,087	—	47,580
Bonds, notes & other debt instruments	—	15,271	—	15,271
Short-term securities	—	125,741	—	125,741

Total	$781,541	$551,905	$—	$1,333,446

American Funds Insurance Series      147

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$43,071	$25,510	$—	$68,581
Consumer staples	52,008	10,413	—	62,421
Information technology	44,754	15,593	—	60,347
Real estate	51,257	1,451	—	52,708
Energy	44,723	—	—	44,723
Communication services	32,340	8,343	—	40,683
Health care	36,507	1,889	—	38,396
Utilities	29,843	7,422	—	37,265
Consumer discretionary	23,778	—	—	23,778
Industrials	19,005	2,067	—	21,072
Materials	5,407	4,139	—	9,546
Convertible stocks	6,127	—	—	6,127
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	93,463	—	93,463
Mortgage-backed obligations	—	46,958	—	46,958
Corporate bonds & notes	—	26,817	—	26,817
Asset-backed obligations	—	967	—	967
Short-term securities	—	45,896	—	45,896

Total	$388,820	$290,928	$—	$679,748

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,467	$—	$—	$2,467
Liabilities:
Unrealized depreciation on futures contracts	(2,038)	—	—	(2,038)

Total	$429	$—	$—	$429

*	Futures contracts are not included in the investment portfolio.

148      American Funds Insurance Series

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,092,137	$35,434	$59	$3,127,630
Health care	2,518,947	26,969	736	2,546,652
Financials	2,175,115	—	—	2,175,115
Industrials	1,002,104	4,784	—	1,006,888
Energy	953,558	2,780	—	956,338
Consumer discretionary	861,048	42,365	—	903,413
Communication services	847,896	115	—	848,011
Consumer staples	545,053	263,173	—	808,226
Materials	739,608	—	—	739,608
Utilities	215,899	—	—	215,899
Real estate	184,779	—	—	184,779
Rights & warrants	—	—	242	242
Convertible stocks	—	—	6,074	6,074
Convertible bonds	—	1,272	—	1,272
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,820,469	—	2,820,469
Corporate bonds & notes	—	2,275,813	10,755	2,286,568
Mortgage-backed obligations	—	1,318,843	—	1,318,843
Federal agency bonds & notes	—	15,031	—	15,031
Other	—	190,115	—	190,115
Short-term securities	—	3,116,628	—	3,116,628

Total	$13,136,144	$10,113,791	$17,866	$23,267,801

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,035	$—	$—	$6,035
Liabilities:
Unrealized depreciation on futures contracts	(874)	—	—	(874)
Unrealized depreciation on interest rate swaps	—	(3,557)	—	(3,557)

Total	$5,161	$(3,557)	$—	$1,604

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series      149

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$29,939	$11,496	$—	$41,435
Financials	26,524	3,203	—	29,727
Health care	23,425	4,021	—	27,446
Industrials	19,589	5,349	—	24,938
Energy	18,129	—	—	18,129
Consumer staples	14,100	3,677	—	17,777
Consumer discretionary	13,799	1,034	—	14,833
Materials	8,709	4,244	—	12,953
Communication services	2,053	6,030	—	8,083
Real estate	6,155	827	—	6,982
Utilities	2,897	2,255	—	5,152
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	59,146	—	59,146
U.S. Treasury bonds & notes	—	45,770	—	45,770
Corporate bonds & notes	—	23,532	—	23,532
Mortgage-backed obligations	—	6,936	—	6,936
Short-term securities	—	25,583	—	25,583

Total	$165,319	$203,103	$—	$368,422

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$180	$—	$—	$180
Unrealized appreciation on open forward currency contracts	—	214	—	214
Unrealized appreciation on interest rate swaps	—	24	—	24
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(132)	—	(132)
Unrealized depreciation on interest rate swaps	—	(19)	—	(19)

Total	$180	$87	$—	$267

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,603,650	$—	$3,603,650
U.S. Treasury bonds & notes	—	2,852,297	—	2,852,297
Mortgage-backed obligations	—	2,234,095	—	2,234,095
Bonds & notes of governments & government agencies outside the U.S.	—	612,742	—	612,742
Asset-backed obligations	—	197,268	—	197,268
Municipals	—	189,941	—	189,941
Federal agency bonds & notes	—	11,395	—	11,395
Common stocks	—	396	26	422
Rights & warrants	—	—	67	67
Short-term securities	—	1,243,633	—	1,243,633

Total	$—	$10,945,417	$93	$10,945,510

150      American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,298	$—	$—	$22,298
Unrealized appreciation on open forward currency contracts	—	5,141	—	5,141
Unrealized appreciation on interest rate swaps	—	2,565	—	2,565
Liabilities:
Unrealized depreciation on futures contracts	(2,690)	—	—	(2,690)
Unrealized depreciation on open forward currency contracts	—	(14,412)	—	(14,412)
Unrealized depreciation on interest rate swaps	—	(2,338)	—	(2,338)

Total	$19,608	$(9,044)	$—	$10,564

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Japanese yen	$—	$248,037	$—	$248,037
Euros	—	235,404	—	235,404
Mexican pesos	—	74,438	—	74,438
Polish zloty	—	73,313	—	73,313
Danish kroner	—	65,733	—	65,733
Indian rupees	—	45,800	—	45,800
British pounds	—	43,376	—	43,376
Brazilian reais	—	33,036	—	33,036
Thai baht	—	27,229	—	27,229
Israeli shekels	—	18,320	—	18,320
Chilean pesos	—	15,174	—	15,174
Malaysian ringgits	—	15,129	—	15,129
Romanian leu	—	14,495	—	14,495
Canadian dollars	—	10,039	—	10,039
U.S. dollars	—	914,227	487	914,714
Other	—	90,558	—	90,558
Convertible bonds	—	100	—	100
Convertible stocks	—	—	1,033	1,033
Common stocks	113	913	9	1,035
Rights & warrants	—	—	41	41
Short-term securities	—	196,588	—	196,588

Total	$113	$2,121,909	$1,570	$2,123,592

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,231	$—	$—	$5,231
Unrealized appreciation on open forward currency contracts	—	12,488	—	12,488
Unrealized appreciation on interest rate swaps	—	335	—	335
Liabilities:
Unrealized depreciation on futures contracts	(960)	—	—	(960)
Unrealized depreciation on open forward currency contracts	—	(5,570)	—	(5,570)
Unrealized depreciation on interest rate swaps	—	(284)	—	(284)

Total	$4,271	$6,969	$—	$11,240

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series      151

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,129,425	$8,992	$1,138,417
Other	—	3,083	—	3,083
Convertible bonds	—	5,438	—	5,438
Convertible stocks	629	—	5,892	6,521
Common stocks	1,642	8,344	2,397	12,383
Rights & warrants	—	—	256	256
Short-term securities	—	16,793	—	16,793

Total	$2,271	$1,163,083	$17,537	$1,182,891

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$156	$—	$156
Unrealized appreciation on credit default swaps	—	1,544	—	1,544
Liabilities:
Unrealized depreciation on interest rate swaps	—	(380)	—	(380)

Total	$—	$1,320	$—	$1,320

[1]	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2018 (dollars in thousands):

	Beginning value at 1/1/2018	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2018
Investment securities	$23,741	$—	$17,504	$(34,559)	$6,060	$9,202	$(4,411)	$17,537
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2018								$1,603

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

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Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2018	Valuation techniques	Unobservable inputs	Range	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$8,992	Yield analysis	Yield to maturity risk premium	0-400 bps	299 bps	Decrease

Convertible securities	5,892	Market comparables	EBITDA multiple	8.9x	8.9x	Increase
Common stocks	2,397	Recent market information	Market comparables	25%	25%	Decrease
		Enterprise value	Revenue multiple	1.3x	1.3x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
		Black-Scholes	Implied volatility	30%	30%	Increase
Rights & warrants	256	Recent market information	Quoted price	N/A	N/A	N/A

	$17,537

*

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation

EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$209,270	$—	$209,270
U.S. Treasury bonds & notes	—	32,012	—	32,012
Federal agency bonds & notes	—	18,483	—	18,483
Asset-backed obligations	—	17,340	—	17,340
Corporate bonds & notes	—	—	80	80
Short-term securities	—	66,563	—	66,563

Total	$—	$343,668	$80	$343,748

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,899	$—	$—	$1,899
Unrealized appreciation on interest rate swaps	—	3,261	—	3,261
Liabilities:
Unrealized depreciation on interest rate swaps	—	(2,067)	—	(2,067)

Total	$1,899	$1,194	$—	$3,093

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2018, all of the fund’s investment securities were classified as Level 2.

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U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,369,410	$—	$1,369,410
Mortgage-backed obligations	—	821,393	—	821,393
Federal agency bonds & notes	—	601,074	—	601,074
Short-term securities	—	318,827	—	318,827

Total	$—	$3,110,704	$—	$3,110,704

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$31,021	$—	$—	$31,021
Unrealized appreciation on interest rate swaps	—	34,976	—	34,976
Liabilities:
Unrealized depreciation on futures contracts	(3,571)	—	—	(3,571)
Unrealized depreciation on interest rate swaps	—	(15,622)	—	(15,622)

Total	$27,450	$19,354	$—	$46,804

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2018, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

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Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

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Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

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Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

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Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — A fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — One of the funds has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a

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portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

As of December 31, 2018, the total value of securities on loan was $67,607,000, and the total value of collateral received was $72,379,000. Collateral received included cash of $60,486,000 and non-cash U.S. Government securities of $11,893,000. Investment securities purchased from cash collateral of $54,436,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is

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traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

160      American Funds Insurance Series

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

				Forward		Interest	Credit
	Options	Futures		currency		rate	default
	purchased	contracts		contracts		swaps	swaps
Global Growth Fund	Not applicable	Not applicable		$6,220	*	Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	Not applicable		93,340	*	Not applicable	Not applicable
International Fund	Not applicable	Not applicable		35,647		Not applicable	Not applicable
New World Fund	Not applicable	Not applicable		15,738		Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	Not applicable		7,640		Not applicable	Not applicable
Capital Income Builder	Not applicable	$188,467		Not applicable		Not applicable	Not applicable
Asset Allocation Fund	Not applicable	375,571		Not applicable		$2,197,665	Not applicable
Global Balanced Fund	Not applicable	6,967		24,260		86,959	Not applicable
Bond Fund	Not applicable	2,619,856		581,133		3,448,366	$48,409	*
Global Bond Fund	Not applicable	197,591		772,080		823,223	Not applicable
High-Income Bond Fund	Not applicable	9,800	*	Not applicable		46,142	84,946
Mortgage Fund	Not applicable	153,475		Not applicable		366,044	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,838,731		Not applicable		8,956,391	Not applicable
Managed Risk Growth Fund	Not applicable	57,567		Not applicable		Not applicable	Not applicable
Managed Risk International Fund	Not applicable	174,691		Not applicable		Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	47,916		Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	$777,368	138,587		Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	399,717		Not applicable		Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series      161

The following tables present the financial statement impacts resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2018 (dollars in thousands):

Global Growth Fund

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(21)	Net unrealized depreciation on forward currency contracts	$(15)

Global Small Capitalization Fund

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$94	Net unrealized appreciation on forward currency contracts	$1,103

International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$525

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$1,317	Net unrealized depreciation on forward currency contracts	$(170)

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$356	Unrealized depreciation on open forward currency contracts	$53

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$649	Net unrealized appreciation on forward currency contracts	$626

162       American Funds Insurance Series

Global Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$351	Unrealized depreciation on open forward currency contracts	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(72)	Net unrealized appreciation on forward currency contracts	$351

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,467	Unrealized depreciation[1]	$2,038

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$242	Net unrealized appreciation on futures contracts	$429

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$6,035	Unrealized depreciation[1]	$874

Swaps	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	3,557

			$6,035		$4,431

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$677	Net unrealized appreciation on futures contracts	$5,914

Swaps	Interest	Net realized loss on swap contracts	(2,209)	Net unrealized appreciation on swap contracts	2,691

			$(1,532)		$8,605

See end of tables for footnotes.

American Funds Insurance Series      163

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$180	Unrealized depreciation[1]	$—
Forward currency	Currency	Unrealized appreciation on open	214	Unrealized depreciation on open	132
Swaps	Interest	forward currency contracts Unrealized appreciation[1]	24	forward currency contracts Unrealized depreciation[1]	19

			$418		$151

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$23	Net unrealized appreciation on futures contracts	$180
Forward currency	Currency	Net realized loss on forward currency contracts	(541)	Net unrealized appreciation on forward currency contracts	207
Swaps	Interest	Net realized loss on swap contracts	(5)	Net unrealized appreciation on swap contracts	5

			$(523)		$392

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$22,298	Unrealized depreciation[1]	$2,690
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,141	Unrealized depreciation on open forward currency contracts	14,412
Swaps	Interest	Unrealized appreciation[1]	2,565	Unrealized depreciation[1]	2,338

			$30,004		$19,440

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(38,790)	Net unrealized appreciation on futures contracts	$23,764
Forward currency	Currency	Net realized gain on forward currency contracts	14,487	Net unrealized depreciation on forward currency contracts	(16,813)
Swaps	Interest	Net realized gain on swap contracts	16,325	Net unrealized depreciation on swap contracts	(7,485)
Swaps	Credit	Net realized gain on swap contracts	42	Net unrealized appreciation on swap contracts	184

			$(7,936)		$(350)

164       American Funds Insurance Series

Global Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$5,231	Unrealized depreciation[1]	$960
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	12,488	Unrealized depreciation on open forward currency contracts	5,570
Swaps	Interest	Unrealized appreciation[1]	335	Unrealized depreciation[1]	284

			$18,054		$6,814

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,980)	Net unrealized appreciation on futures contracts	$4,630
Forward currency	Currency	Net realized loss on forward currency contracts	(6,955)	Net unrealized appreciation on forward currency contracts	6,258
Swaps	Interest	Net realized loss on swap contracts	(44)	Net unrealized appreciation on swap contracts	1,530

			$(10,979)		$12,418

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swaps	Interest	Unrealized appreciation[1]	$156	Unrealized depreciation[1]	$380
Swaps	Credit	Unrealized appreciation[1]	1,544	Unrealized depreciation[1]	—

			$1,700		$380

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$2	Net unrealized appreciation on futures contracts	$—
Swaps	Interest	Net realized gain on swap contracts	743	Net unrealized depreciation on swap contracts	(646)
Swaps	Credit	Net realized loss on swap contracts	(1,133)	Net unrealized appreciation on swap contracts	1,963

			$(388)		$1,317

Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,899	Unrealized depreciation[1]	$—
Swaps	Interest	Unrealized appreciation[1]	3,261	Unrealized depreciation[1]	2,067

			$5,160		$2,067

See end of tables for footnotes.

American Funds Insurance Series      165

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(4,529)	Net unrealized appreciation on futures contracts	$2,531
Swaps	Interest	Net realized gain on swap contracts	449	Net unrealized appreciation on swap contracts	1,980

			$(4,080)		$4,511

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$31,021	Unrealized depreciation[1]	$3,571
Swaps	Interest	Unrealized appreciation[1]	34,976	Unrealized depreciation[1]	15,622

			$65,997		$19,193

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(45,333)	Net unrealized appreciation on futures contracts	$34,895
Swaps	Interest	Net realized loss on swap contracts	(1,752)	Net unrealized appreciation on swap contracts	27,782

			$(47,085)		$62,677

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$45
Futures	Equity	Unrealized appreciation[1]	4,022	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	1,914	Unrealized depreciation[1]	—

			$5,936		$45

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$118	Net unrealized depreciation on futures contracts	$(45)
Futures	Equity	Net realized loss on futures contracts	(4,716)	Net unrealized appreciation on futures contracts	4,022
Futures	Interest	Net realized loss on futures contracts	(690)	Net unrealized appreciation on futures contracts	1,952

			$(5,288)		$5,929

166      American Funds Insurance Series

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$278
Futures	Equity	Unrealized appreciation[1]	882	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	615	Unrealized depreciation[1]	—

			$1,497		$278

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$356	Net unrealized depreciation on futures contracts	$(278)
Futures	Equity	Net realized loss on futures contracts	(600)	Net unrealized appreciation on futures contracts	$882
Futures	Interest	Net realized loss on futures contracts	(57)	Net unrealized appreciation on futures contracts	634

			$(301)		$1,238

Managed Risk Blue Chip Income and Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$30
Futures	Equity	Unrealized appreciation[1]	3,946	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	1,865	Unrealized depreciation[1]	—

			$5,811		$30

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$115	Net unrealized depreciation on futures contracts	$(30)
Futures	Equity	Net realized loss on futures contracts	(6,778)	Net unrealized appreciation on futures contracts	$3,946
Futures	Interest	Net realized loss on futures contracts	(1,035)	Net unrealized appreciation on futures contracts	1,914

			$(7,698)		$5,830

See end of tables for footnotes.

American Funds Insurance Series      167

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[2]	$8,674	Investment securities from unaffiliated issuers[2]	$—
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	497
Futures	Equity	Unrealized appreciation[1]	3,986	Unrealized depreciation[1]	101
Futures	Interest	Unrealized appreciation[1]	6,919	Unrealized depreciation[1]	$—

			$19,579		$598

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on options contracts[3]	$—	Net unrealized appreciation on options contracts[4]	$1,011
Futures	Currency	Net realized gain on futures contracts	$28	Net unrealized depreciation on futures contracts	(497)
Futures	Equity	Net realized loss on futures contracts	(2,611)	Net unrealized appreciation on futures contracts	$3,885
Futures	Interest	Net realized loss on futures contracts	(481)	Net unrealized appreciation on futures contracts	6,947

			$(3,064)		$11,346

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$182
Futures	Equity	Unrealized appreciation[1]	17,157	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	8,348	Unrealized depreciation[1]	—

			$25,505		$182

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$420	Net unrealized depreciation on futures contracts	$(182)
Futures	Equity	Net realized loss on futures contracts	(43,889)	Net unrealized appreciation on futures contracts	$8,940
Futures	Interest	Net realized loss on futures contracts	(5,864)	Net unrealized appreciation on futures contracts	17,157

			$(49,333)		$25,915

[1]

Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

[2]	Includes options purchased as reported in the fund’s investment portfolio.
[3]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[4]	Options purchased are included in net unrealized (depreciation) appreciation on unaffiliated investments.

168      American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2018, if close-out netting was exercised (dollars in thousands):

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Goldman Sachs	$525	$—	$—	$(330)	$195

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$37	$(28)	$—	$—	$9
Goldman Sachs	82	—	—	(82)	—
HSBC Bank	85	(23)	—	—	62
JPMorgan Chase	128	(2)	(126)	—	—
Morgan Stanley	24	—	—	—	24

Total	$356	$(53)	$(126)	$(82)	$95

Liabilities:
Citibank	$28	$(28)	$—	$—	$—
HSBC Bank	23	(23)	—	—	—
JPMorgan Chase	2	(2)	—	—	—

Total	$53	$(53)	$—	$—	$—

See end of tables for footnote.

American Funds Insurance Series      169

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$351	$—	$—	$(280)	$71

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$42	$(42)	$—	$—	$—
Goldman Sachs	44	(9)	—	—	35
HSBC Bank	26	(18)	—	—	8
JPMorgan Chase	84	(32)	—	—	52
UBS AG	18	—	—	—	18

Total	$214	$(101)	$—	$—	$113

Liabilities:
Bank of America, N.A.	$2	$—	$—	$—	$2
Bank of New York Mellon	14	—	—	—	14
Citibank	46	(42)	—	—	4
Goldman Sachs	9	(9)	—	—	—
HSBC Bank	18	(18)	—	—	—
JPMorgan Chase	32	(32)	—	—	—
Morgan Stanley	11	—	—	—	11

Total	$132	$(101)	$—	$—	$31

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$781	$(412)	$(369)	$—	$—
Citibank	443	(443)	—	—	—
Goldman Sachs	3,183	(770)	—	(1,460)	953
HSBC Bank	107	(107)	—	—	—
JPMorgan Chase	380	(33)	—	—	347
Morgan Stanley	247	(247)	—	—	—

Total	$5,141	$(2,012)	$(369)	$(1,460)	$1,300

Liabilities:
Bank of America, N.A.	$412	$(412)	$—	$—	$—
Citibank	3,658	(443)	(2,831)	—	384
Goldman Sachs	770	(770)	—	—	—
HSBC Bank	3,431	(107)	(1,748)	—	1,576
JPMorgan Chase	33	(33)	—	—	—
Morgan Stanley	6,108	(247)	(4,788)	—	1,073

Total	$14,412	$(2,012)	$(9,367)	$—	$3,033

170      American Funds Insurance Series

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$307	$(50)	$(257)	$—	$—
Citibank	3,149	(1,670)	—	(1,479)	—
Goldman Sachs	1,928	(304)	—	(1,370)	254
HSBC Bank	822	(822)	—	—	—
JPMorgan Chase	5,495	(1,593)	(3,646)	—	256
Morgan Stanley	585	(585)	—	—	—
UBS AG	202	—	—	—	202

Total	$12,488	$(5,024)	$(3,903)	$(2,849)	$712

Liabilities:
Bank of America, N.A.	$50	$(50)	$—	$—	$—
Bank of New York Mellon	446	—	(319)	—	127
Citibank	1,670	(1,670)	—	—	—
Goldman Sachs	304	(304)	—	—	—
HSBC Bank	842	(822)	(20)	—	—
JPMorgan Chase	1,593	(1,593)	—	—	—
Morgan Stanley	665	(585)	—	—	80

Total	$5,570	$(5,024)	$(339)	$—	$207

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains, amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series      171

Additional tax basis disclosures for each fund as of December 31, 2018, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$8,660	$49,672	$198,816	$15,101	$6,466	$36,690
Undistributed long-term capital gains	343,497	226,394	2,617,605	244,466	127,685	688,634

Gross unrealized appreciation on investments	1,604,496	696,725	7,325,355	1,447,585	450,625	1,466,280
Gross unrealized depreciation on investments	(343,672)	(384,458)	(869,582)	(1,024,206)	(275,197)	(755,225)
Net unrealized (depreciation) appreciation on investments	1,260,824	312,267	6,455,773	423,379	175,428	711,055

Cost of investments	4,226,092	3,337,191	16,951,703	8,572,537	2,824,343	7,306,978

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	—	—	(1)	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$6,636	$252,809	$21,126	$1,595	$110,523	$541
Undistributed long-term capital gains	100,790	3,204,751	—	—	1,278,077	353
Capital loss carryforward*	—	—	—	(13,776)	—	—
Capital loss carryforward utilized	—	—	4,708	—	—	—

Gross unrealized appreciation on investments	301,662	6,581,607	116,642	32,592	4,196,275	44,069
Gross unrealized depreciation on investments	(116,841)	(2,100,241)	(148,050)	(55,480)	(1,720,590)	(20,622)
Net unrealized (depreciation) appreciation on investments	184,821	4,481,366	(31,408)	(22,888)	2,475,685	23,447

Cost of investments	1,627,461	25,359,635	1,364,854	703,065	20,793,720	345,242

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	—	—	—

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Undistributed ordinary income	$56,980	$15,875	$15,462	$1,266	$999	$11,344
Capital loss carryforward*	(159,206)	(3,784)	(160,099)	(6,175)	—	(52,033)

Gross unrealized appreciation on investments	101,569	34,171	—	4,698	6	51,575
Gross unrealized depreciation on investments	(219,353)	(80,326)	(114,581)	(4,505)	(14)	(47,613)
Net unrealized (depreciation) appreciation on investments	(117,784)	(46,155)	(114,581)	193	(8)	3,962

Cost of investments	11,073,859	2,180,987	1,301,010	346,647	306,754	3,153,546

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	—	—	—

172      American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$2,543	$2,983	$5,577	$6,359	$62,616
Undistributed long-term capital gains	26,579	4,809	17,833	16,511	115,113

Gross unrealized appreciation on investments	10	297	—	884	49
Gross unrealized depreciation on investments	(12,447)	(14,600)	(26,939)	(27,155)	(61,453)
Net unrealized (depreciation) appreciation on investments	(12,437)	(14,303)	(26,939)	(26,271)	(61,404)

Cost of investments	354,269	163,484	362,023	1,897,770	2,593,652

*

Capital loss carryforwards will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$28,611	$134,884	$163,495	$16,830	$55,298	$72,128
Class 1A*	47	273	320	15	16	31
Class 2	41,238	251,323	292,561	24,835	114,893	139,728
Class 4	2,414	16,024	18,438	1,062	3,889	4,951

Total	$72,310	$402,504	$474,814	$42,742	$174,096	$216,838

Global Small Capitalization Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$21,329	$55,968	$77,297	$10,151	$—	$10,151
Class 1A*	4	12	16	1	—	1
Class 2	26,294	86,037	112,331	10,597	—	10,597
Class 4	1,456	5,035	6,491	270	—	270

Total	$49,083	$147,052	$196,135	$21,019	$—	$21,019

Growth Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$88,940	$792,865	$881,805	$75,247	$713,987	$789,234
Class 1A*	76	634	710	15	63	78
Class 2	117,331	1,515,757	1,633,088	110,909	1,409,266	1,520,175
Class 3	1,723	20,248	21,971	1,601	18,484	20,085
Class 4	6,414	104,527	110,941	4,893	53,128	58,021

Total	$214,484	$2,434,031	$2,648,515	$192,665	$2,194,928	$2,387,593

See end of tables for footnotes.

American Funds Insurance Series      173

International Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$174,418	$165,915	$340,333	$70,384	$49,783	$120,167
Class 1A*	156	140	296	17	3	20
Class 2	136,977	146,986	283,963	53,513	46,642	100,155
Class 3	887	970	1,857	396	331	727
Class 4	9,465	10,556	20,021	3,025	1,066	4,091

Total	$321,903	$324,567	$646,470	$127,335	$97,825	$225,160

New World Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$21,450	$54,023	$75,473	$21,960	$—	$21,960
Class 1A*	24	50	74	6	—	6
Class 2	8,194	26,593	34,787	9,149	—	9,149
Class 4	3,419	12,659	16,078	3,016	—	3,016

Total	$33,087	$93,325	$126,412	$34,131	$—	$34,131

Blue Chip Income and Growth Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$232,769	$299,947	$532,716	$140,306	$170,748	$311,054
Class 1A*	120	135	255	12	5	17
Class 2	134,358	186,318	320,676	82,680	113,013	195,693
Class 4	13,348	16,620	29,968	4,917	5,605	10,522

Total	$380,595	$503,020	$883,615	$227,915	$289,371	$517,286

Global Growth and Income Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,289	$31,541	$47,830	$10,516	$7,109	$17,625
Class 1A*	28	53	81	2	—	2
Class 2	40,436	90,173	130,609	30,799	26,178	56,977
Class 4	2,682	5,789	8,471	1,478	405	1,883

Total	$59,435	$127,556	$186,991	$42,795	$33,692	$76,487

174      American Funds Insurance Series

Growth-Income Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$341,172	$1,049,641	$1,390,813	$250,221	$884,958	$1,135,179
Class 1A*	124	344	468	24	16	40
Class 2	241,470	886,942	1,128,412	195,450	853,292	1,048,742
Class 3	2,907	10,337	13,244	2,421	10,140	12,561
Class 4	15,471	58,501	73,972	9,973	36,513	46,486

Total	$601,144	$2,005,765	$2,606,909	$458,089	$1,784,919	$2,243,008

International Growth and Income Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$28,476	$—	$28,476	$25,860	$—	$25,860
Class 1A*	44	—	44	14	—	14
Class 2	5,865	—	5,865	5,714	—	5,714
Class 4	1,597	—	1,597	1,184	—	1,184

Total	$35,982	$—	$35,982	$32,772	$—	$32,772

Capital Income Builder

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,421	$617	$10,038	$6,303	$—	$6,303
Class 1A*	66	3	69	8	—	8
Class 2	90	6	96	23	—	23
Class 4	9,550	762	10,312	7,676	—	7,676

Total	$19,127	$1,388	$20,515	$14,010	$—	$14,010

Asset Allocation Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$386,982	$666,856	$1,053,838	$287,347	$666,425	$953,772
Class 1A*	147	263	410	50	70	120
Class 2	103,332	210,133	313,465	84,847	241,077	325,924
Class 3	686	1,413	2,099	601	1,646	2,247
Class 4	69,096	148,867	217,963	47,458	145,207	192,665

Total	$560,243	$1,027,532	$1,587,775	$420,303	$1,054,425	$1,474,728

See end of tables for footnotes.

American Funds Insurance Series      175

Global Balanced Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,808	$1,346	$3,154	$1,298	$2,309	$3,607
Class 1A*	30	25	55	3	5	8
Class 2	2,555	2,290	4,845	2,516	5,414	7,930
Class 4	804	842	1,646	582	1,195	1,777

Total	$5,197	$4,503	$9,700	$4,399	$8,923	$13,322

Bond Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$156,337	$8,915	$165,252	$211,473	$25,594	$237,067
Class 1A*	76	4	80	19	1	20
Class 2	88,266	5,217	93,483	119,175	15,280	134,455
Class 4	8,153	453	8,606	5,958	441	6,399

Total	$252,832	$14,589	$267,421	$336,625	$41,316	$377,941

Global Bond Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$25,210	$3,256	$28,466	$14,181		$103		$14,284
Class 1A*	9	1	10	—	†	—	†	—	†
Class 2	23,308	3,412	26,720	11,033		99		11,132
Class 4	816	118	934	196		1		197

Total	$49,343	$6,787	$56,130	$25,410		$203		$25,613

High-Income Bond Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$34,114	$—	$34,114	$43,976	$—	$43,976
Class 1A*	40	—	40	12	—	12
Class 2	43,382	—	43,382	51,640	—	51,640
Class 3	664	—	664	805	—	805
Class 4	1,733	—	1,733	1,981	—	1,981

Total	$79,933	$—	$79,933	$98,414	$—	$98,414

Mortgage Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains		Total distributions paid
Class 1	$4,938	$—	$4,938	$5,106	$1,186		$6,292
Class 1A*	15	—	15	2	—	†	2
Class 2	1,128	—	1,128	1,025	262		1,287
Class 4	424	—	424	165	39		204

Total	$6,505	$—	$6,505	$6,298	$1,487		$7,785

176      American Funds Insurance Series

Ultra-Short Bond Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$561	$—	$561	$184	$—	$184
Class 1A*	—	—	—	—	—	—
Class 2	2,762	—	2,762	697	—	697
Class 3	41	—	41	15	—	15
Class 4	153	—	153	10	—	10

Total	$3,517	$—	$3,517	$906	$—	$906

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,881	$—	$29,881	$23,690	$—	$23,690
Class 1A*	29	—	29	1	—	1
Class 2	24,431	—	24,431	19,498	—	19,498
Class 3	165	—	165	141	—	141
Class 4	1,313	—	1,313	663	—	663

Total	$55,819	$—	$55,819	$43,993	$—	$43,993

Managed Risk Growth Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$14	$135	$149	$7	$22	$29
Class P2	1,397	20,395	21,792	727	4,120	4,847

Total	$1,411	$20,530	$21,941	$734	$4,142	$4,876

Managed Risk International Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$8	$1	$9	$1	$1	$2
Class P2	2,681	738	3,419	899	1,402	2,301

Total	$2,689	$739	$3,428	$900	$1,403	$2,303

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$15	$7	$22	$4	$3	$7
Class P2	11,391	12,112	23,503	5,157	5,565	10,722

Total	$11,406	$12,119	$23,525	$5,161	$5,568	$10,729

See end of tables for footnotes.

American Funds Insurance Series      177

Managed Risk Growth-Income Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42	$122	$164	$19	$73	$92
Class P2	2,374	9,814	12,188	1,848	7,653	9,501

Total	$2,416	$9,936	$12,352	$1,867	$7,726	$9,593

Managed Risk Asset Allocation Fund

	Year ended December 31, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$31,787	$66,960	$98,747	$11,453	$13,811	$25,264
Class P2	36,816	107,405	144,221	20,269	24,931	45,200

Total	$68,603	$174,365	$242,968	$31,722	$38,742	$70,464

*	Class 1A shares began investment operations on January 6, 2017.
†	Amount less than one thousand.

178      American Funds Insurance Series

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — On December 4, 2017, the series board of trustees approved amended agreements effective February 1, 2018, decreasing the annual rate to 0.580% on daily net assets in excess of $4 billion for New World Fund, decreasing the annual rate to 0.350% on daily net assets in excess of $10.5 billion for Blue Chip Income and Growth Fund, and decreasing the annual rate to 0.320% on daily net assets in excess of $13 billion for Bond Fund. During the year ended December 31, 2018, CRMC voluntarily reduced the investment advisory services fees to a proposed rate of 0.500% on daily net assets in excess of $1.5 billion for International Growth and Income Fund and a proposed rate of 0.450% and 0.410% on daily net assets in excess of $600 million and $1 billion, respectively, for Capital Income Builder. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2018, total investment advisory services fees waived by CRMC were $2,789,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2018,	For the year ended December 31, 2018,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.516%	.516%
Global Small Capitalization Fund	.800	.635	.6	5.0	.696	.696
Growth Fund	.500	.280	.6	34.0	.323	.323
International Fund	.690	.430	.5	21.0	.492	.492
New World Fund	.850	.580	.5	4.0	.701	.701
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.389	.389
Global Growth and Income Fund	.690	.480	.6	3.0	.593	.593
Growth-Income Fund	.500	.219	.6	34.0	.258	.258
International Growth and Income Fund	.690	.530	.5	1.0	.606	.606
Capital Income Builder	.500		all		.500	.496
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.363	.363
Global Bond Fund	.570	.450	1.0	3.0	.531	.531
High-Income Bond Fund	.500	.420	.6	2.0	.472	.472
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.339	.339
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

American Funds Insurance Series      179

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact fund investors. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the series and CRMC provides each fund, other than the managed risk funds, the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently all share classes pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above). For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$211
Class 1A	$—	$10	—	*
Class 2	9,707	Not applicable	388
Class 4	623	623	25

Total class-specific expenses	$10,330	$633	$624

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$164
Class 1A	$—	$1	—	*
Class 2	6,093	Not applicable	244
Class 4	366	366	15

Total class-specific expenses	$6,459	$367	$423

180      American Funds Insurance Series

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$864
Class 1A	$—	$17	1
Class 2	39,441	Not applicable	1,578
Class 3	386	Not applicable	21
Class 4	2,733	2,733	109

Total class-specific expenses	$42,560	$2,750	$2,573

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$196
Class 1A	$—	$4	—	*
Class 2	2,430	Not applicable	97
Class 4	1,159	1,160	46

Total class-specific expenses	$3,589	$1,164	$339

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$51
Class 1A	$—	$2	—	*
Class 2	3,617	Not applicable	145
Class 4	231	231	9

Total class-specific expenses	$3,848	$233	$205

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$112
Class 1A	$—	$5	—	*
Class 2	662	Not applicable	27
Class 4	178	178	7

Total class-specific expenses	$840	$183	$146

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$510
Class 1A	$—	$10	—	*
Class 2	10,932	Not applicable	437
Class 3	52	Not applicable	3
Class 4	780	780	31

Total class-specific expenses	$11,764	$790	$981

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$544
Class 1A	$—	$6	—	*
Class 2	8,330	Not applicable	333
Class 4	788	788	32

Total class-specific expenses	$9,118	$794	$909

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,657
Class 1A	$—	$13	1
Class 2	34,335	Not applicable	1,373
Class 3	292	Not applicable	16
Class 4	2,287	2,287	92

Total class-specific expenses	$36,914	$2,300	$3,139

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$29
Class 1A	$—	$6	—	*
Class 2	7	Not applicable	1
Class 4	878	878	35

Total class-specific expenses	$885	$884	$65

See end of tables for footnotes.

American Funds Insurance Series      181

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,688
Class 1A	$—	$15	1
Class 2	13,103	Not applicable	524
Class 3	63	Not applicable	3
Class 4	9,339	9,339	374

Total class-specific expenses	$22,505	$9,354	$2,590

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$628
Class 1A	$—	$6	—	*
Class 2	9,391	Not applicable	376
Class 4	829	829	33

Total class-specific expenses	$10,220	$835	$1,037

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$59
Class 1A	$—	$1	—	*
Class 2	1,847	Not applicable	74
Class 3	21	Not applicable	1
Class 4	85	85	3

Total class-specific expenses	$1,953	$86	$137

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4
Class 1A	$—	$—	—	*
Class 2	599	Not applicable	24
Class 3	7	Not applicable	—	*
Class 4	37	37	2

Total class-specific expenses	$643	$37	$30

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$11
Class 1A	$—	$3	—	*
Class 2	516	Not applicable	21
Class 4	164	164	6

Total class-specific expenses	$680	$167	$38

Global Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$112
Class 1A	$—	$1	—	*
Class 2	2,805	Not applicable	112
Class 4	96	96	4

Total class-specific expenses	$2,901	$97	$228

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$25
Class 1A	$—	$1	—	*
Class 2	151	Not applicable	6
Class 4	40	41	1

Total class-specific expenses	$191	$42	$32

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$151
Class 1A	$—	$2	—	*
Class 2	3,520	Not applicable	141
Class 3	17	Not applicable	1
Class 4	169	169	7

Total class-specific expenses	$3,706	$171	$300

182      American Funds Insurance Series

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$6
Class P2	$803	803

Total class-specific expenses	$803	$809

Managed Risk Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$—	*
Class P2	$883	883

Total class-specific expenses	$883	$883

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,153
Class P2	$6,862	6,862

Total class-specific expenses	$6,862	$11,015

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$—	*
Class P2	$389	389

Total class-specific expenses	$389	$389

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$167
Class P2	$564	564

Total class-specific expenses	$564	$731

*	Amount less than one thousand.

American Funds Insurance Series      183

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$36	$1		$37
Global Small Capitalization Fund	24	1		25
Growth Fund	145	5		150
International Fund	56	2		58
New World Fund	19	1		20
Blue Chip Income and Growth Fund	51	2		53
Global Growth and Income Fund	12	—	*	12
Growth-Income Fund	176	6		182
International Growth and Income Fund	8	—	*	8
Capital Income Builder	3	—	*	3
Asset Allocation Fund	146	4		150
Global Balanced Fund	2	—	*	2
Bond Fund	59	2		61
Global Bond Fund	13	—	*	13
High-Income Bond Fund	8	—	*	8
Mortgage Fund	2	—	*	2
Ultra-Short Bond Fund	2	—	*	2
U.S. Government/AAA-Rated Securities Fund	17	1		18
Managed Risk Growth Fund	2	—	*	2
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	2	—	*	2
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	25	1		26

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Other expenses — The amounts of $(18,000), $(9,000) and $(1,637,000) for other expenses for Managed Risk International Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund, respectively, are due to over accruals of prior year expenses.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

184      American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds as of December 31, 2018 (dollars in thousands):

Fund	Purchases	Sales
Global Growth Fund	$34,488	$66,699
Global Small Capitalization Fund	27,363	116,375
Growth Fund	477,334	479,509
International Fund	147,908	108,039
New World Fund	33,742	113,253
Blue Chip Income and Growth Fund	110,841	190,265
Global Growth and Income Fund	19,946	54,312
Growth-Income Fund	391,036	317,478
International Growth and Income Fund	32,881	5,821
Capital Income Builder	8,337	2,999
Asset Allocation Fund	168,410	394,146
Global Balanced Fund	3,988	1,162
Bond Fund	45,398	583,734
Global Bond Fund	4,043	9,876
High-Income Bond Fund	22,019	22,312
Mortgage Fund	—	—
Ultra-Short Bond Fund	—	—
U.S. Government/AAA-Rated Securities Fund	—	—
Managed Risk Growth Fund	—	—
Managed Risk International Fund	—	—
Managed Risk Blue Chip Income and Growth Fund	—	—
Managed Risk Growth-Income Fund	—	—
Managed Risk Asset Allocation Fund	—	—

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2018.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$318,393	10,738	$163,496	5,459	$(199,573)	(6,616)	$282,316	9,581
Class 1A	4,760	162	320	11	(1,942)	(64)	3,138	109
Class 2	71,745	2,511	292,561	9,830	(465,838)	(15,407)	(101,532)	(3,066)
Class 4	94,068	3,163	18,437	622	(28,678)	(983)	83,827	2,802

Total net increase (decrease)	$488,966	16,574	$474,814	15,922	$(696,031)	(23,070)	$267,749	9,426

Year ended December 31, 2017
Class 1	$202,598	7,210	$72,128	2,554	$(331,323)	(11,655)	$(56,597)	(1,891)
Class 1A2	2,333	80	31	1	(125)	(4)	2,239	77
Class 2	55,435	2,042	139,728	5,015	(563,057)	(20,391)	(367,894)	(13,334)
Class 4	92,931	3,271	4,951	178	(11,055)	(400)	86,827	3,049

Total net increase (decrease)	$353,297	12,603	$216,838	7,748	$(905,560)	(32,450)	$(335,425)	(12,099)

See end of tables for footnotes.

American Funds Insurance Series      185

Global Small Capitalization Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$138,128	5,551	$76,990	2,920		$(160,148)	(6,253)	$54,970	2,218
Class 1A	318	12	16	1		(110)	(5)	224	8
Class 2	47,093	2,015	112,331	4,349		(309,646)	(12,397)	(150,222)	(6,033)
Class 4	56,525	2,282	6,491	249		(17,067)	(693)	45,949	1,838

Total net increase (decrease)	$242,064	9,860	$195,828	7,519		$(486,971)	(19,348)	$(49,079)	(1,969)

Year ended December 31, 2017
Class 1	$128,448	5,651	$10,108	429		$(396,272)	(17,174)	$(257,716)	(11,094)
Class 1A2	169	8	1	—	[3]	— [3]	— [3]	170	8
Class 2	27,876	1,267	10,597	472		(343,593)	(15,314)	(305,120)	(13,575)
Class 4	73,197	3,126	270	12		(5,899)	(258)	67,568	2,880

Total net increase (decrease)	$229,690	10,052	$20,976	913		$(745,764)	(32,746)	$(495,098)	(21,781)

Growth Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$1,574,676	19,928	$879,237	11,221		$(1,126,624)	(14,082)	$1,327,289	17,067
Class 1A	8,204	103	710	9		(563)	(7)	8,351	105
Class 2	292,909	3,756	1,633,088	20,970		(2,436,432)	(30,703)	(510,435)	(5,977)
Class 3	1,809	22	21,971	279		(27,844)	(348)	(4,064)	(47)
Class 4	274,892	3,534	110,941	1,441		(135,865)	(1,758)	249,968	3,217

Total net increase (decrease)	$2,152,490	27,343	$2,645,947	33,920		$(3,727,328)	(46,898)	$1,071,109	14,365

Year ended December 31, 2017
Class 1	$505,734	6,906	$786,807	11,094		$(1,258,545)	(16,930)	$33,996	1,070
Class 1A2	2,708	36	78	1		(94)	(1)	2,692	36
Class 2	206,092	2,819	1,520,175	21,621		(2,205,078)	(30,135)	(478,811)	(5,695)
Class 3	468	6	20,085	282		(21,851)	(295)	(1,298)	(7)
Class 4	407,312	5,509	58,020	832		(56,254)	(776)	409,078	5,565

Total net increase (decrease)	$1,122,314	15,276	$2,385,165	33,830		$(3,541,822)	(48,137)	$(34,343)	969

186      American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$987,191	47,885	$339,738	16,682		$(479,241)	(23,102)	$847,688	41,465
Class 1A	4,302	204	296	14		(269)	(14)	4,329	204
Class 2	481,518	22,952	283,963	13,909		(441,465)	(21,109)	324,016	15,752
Class 3	506	23	1,857	91		(4,389)	(209)	(2,026)	(95)
Class 4	96,985	4,701	20,021	990		(45,627)	(2,234)	71,379	3,457

Total net increase (decrease)	$1,570,502	75,765	$645,875	31,686		$(970,991)	(46,668)	$1,245,386	60,783

Year ended December 31, 2017
Class 1	$760,186	38,348	$119,937	5,881		$(613,463)	(30,471)	$266,660	13,758
Class 1A2	1,638	80	20	1		(119)	(5)	1,539	76
Class 2	174,876	8,941	100,155	4,954		(605,647)	(30,845)	(330,616)	(16,950)
Class 3	274	13	726	36		(3,886)	(197)	(2,886)	(148)
Class 4	209,217	10,089	4,092	200		(14,987)	(752)	198,322	9,537

Total net increase (decrease)	$1,146,191	57,471	$224,930	11,072		$(1,238,102)	(62,270)	$133,019	6,273

New World Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$169,684	6,947	$75,282	3,139		$(240,756)	(10,008)	$4,210	78
Class 1A	2,616	108	73	3		(572)	(24)	2,117	87
Class 2	70,536	2,954	34,787	1,456		(144,167)	(5,934)	(38,844)	(1,524)
Class 4	140,212	5,922	16,079	674		(31,201)	(1,315)	125,090	5,281

Total net increase (decrease)	$383,048	15,931	$126,221	5,272		$(416,696)	(17,281)	$92,573	3,922

Year ended December 31, 2017
Class 1	$280,518	12,105	$21,909	893		$(475,480)	(20,394)	$(173,053)	(7,396)
Class 1A2	629	27	6	—	[3]	(13)	(1)	622	26
Class 2	143,361	6,559	9,149	376		(254,737)	(11,445)	(102,227)	(4,510)
Class 4	127,556	5,560	3,016	124		(20,431)	(895)	110,141	4,789

Total net increase (decrease)	$552,064	24,251	$34,080	1,393		$(750,661)	(32,735)	$(164,517)	(7,091)

See end of tables for footnotes.

American Funds Insurance Series      187

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$189,059	13,527	$528,528	38,135		$(524,399)	(36,270)	$193,188	15,392
Class 1A	2,957	203	254	19		(106)	(8)	3,105	214
Class 2	34,615	2,528	320,676	23,381		(472,476)	(32,985)	(117,185)	(7,076)
Class 4	190,787	13,641	29,968	2,200		(33,879)	(2,399)	186,876	13,442

Total net increase (decrease)	$417,418	29,899	$879,426	63,735		$(1,030,860)	(71,662)	$265,984	21,972

Year ended December 31, 2017
Class 1	$458,480	32,688	$309,238	21,989		$(834,928)	(58,499)	$(67,210)	(3,822)
Class 1A2	593	42	17	1		(15)	(1)	595	42
Class 2	34,639	2,502	195,693	14,095		(439,009)	(31,376)	(208,677)	(14,779)
Class 4	129,429	9,259	10,522	756		(43,213)	(3,132)	96,738	6,883

Total net increase (decrease)	$623,141	44,491	$515,470	36,841		$(1,317,165)	(93,008)	$(178,554)	(11,676)

Global Growth and Income Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$105,981	7,092	$45,562	3,107		$(46,619)	(3,060)	$104,924	7,139
Class 1A	951	60	81	6		(40)	(2)	992	64
Class 2	27,421	1,842	130,608	8,898		(208,022)	(13,672)	(49,993)	(2,932)
Class 4	42,459	2,827	8,471	586		(16,633)	(1,102)	34,297	2,311

Total net increase (decrease)	$176,812	11,821	$184,722	12,597		$(271,314)	(17,836)	$90,220	6,582

Year ended December 31, 2017
Class 1	$133,943	8,899	$16,607	1,095		$(345,498)	(23,190)	$(194,948)	(13,196)
Class 1A2	125	8	3	—	[3]	(3)	— [3]	125	8
Class 2	25,134	1,709	56,976	3,780		(236,596)	(16,119)	(154,486)	(10,630)
Class 4	63,660	4,175	1,883	123		(6,203)	(417)	59,340	3,881

Total net increase (decrease)	$222,862	14,791	$75,469	4,998		$(588,300)	(39,726)	$(289,969)	(19,937)

Growth-Income Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$2,594,038	53,950	$1,388,000	27,742		$(1,325,537)	(25,872)	$2,656,501	55,820
Class 1A	5,817	114	467	10		(933)	(18)	5,351	106
Class 2	128,833	2,587	1,128,412	22,770		(1,901,203)	(37,514)	(643,958)	(12,157)
Class 3	1,014	20	13,244	264		(26,871)	(525)	(12,613)	(241)
Class 4	193,427	3,881	73,971	1,507		(97,541)	(1,958)	169,857	3,430

Total net increase (decrease)	$2,923,129	60,552	$2,604,094	52,293		$(3,352,085)	(65,887)	$2,175,138	46,958

Year ended December 31, 2017
Class 1	$1,521,886	32,100	$1,132,034	24,392		$(1,241,004)	(26,012)	$1,412,916	30,480
Class 1A2	2,070	43	40	1		(24)	(1)	2,086	43
Class 2	120,223	2,558	1,048,742	22,899		(1,761,342)	(37,375)	(592,377)	(11,918)
Class 3	473	10	12,561	271		(21,746)	(457)	(8,712)	(176)
Class 4	267,835	5,641	46,486	1,020		(56,983)	(1,217)	257,338	5,444

Total net increase (decrease)	$1,912,487	40,352	$2,239,863	48,583		$(3,081,099)	(65,062)	$1,071,251	23,873

188      American Funds Insurance Series

International Growth and Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$102,396	5,829	$28,476	1,796	$(62,238)	(3,472)	$68,634	4,153
Class 1A	276	16	44	3	(453)	(27)	(133)	(8)
Class 2	13,046	753	5,865	371	(28,666)	(1,702)	(9,755)	(578)
Class 4	29,607	1,717	1,597	101	(12,831)	(752)	18,373	1,066

Total net increase (decrease)	$145,325	8,315	$35,982	2,271	$(104,188)	(5,953)	$77,119	4,633

Year ended December 31, 2017
Class 1	$186,307	11,140	$25,860	1,487	$(101,536)	(6,072)	$110,631	6,555
Class 1A2	2,100	121	14	1	(1)	— [3]	2,113	122
Class 2	8,391	510	5,714	329	(34,542)	(2,118)	(20,437)	(1,279)
Class 4	19,465	1,164	1,184	69	(3,332)	(202)	17,317	1,031

Total net increase (decrease)	$216,263	12,935	$32,772	1,886	$(139,411)	(8,392)	$109,624	6,429

Capital Income Builder

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$96,466	9,624	$10,037	1,010	$(12,240)	(1,241)	$94,263	9,393
Class 1A	2,709	270	70	7	(761)	(77)	2,018	200
Class 2	2,658	264	96	10	(180)	(18)	2,574	256
Class 4	66,457	6,627	10,312	1,037	(25,636)	(2,556)	51,133	5,108

Total net increase (decrease)	$168,290	16,785	$20,515	2,064	$(38,817)	(3,892)	$149,988	14,957

Year ended December 31, 2017
Class 1	$84,130	8,355	$6,303	622	$(9,923)	(984)	$80,510	7,993
Class 1A2	1,245	122	8	1	(365)	(36)	888	87
Class 2	1,371	136	23	2	(122)	(12)	1,272	126
Class 4	66,028	6,590	7,676	760	(19,222)	(1,922)	54,482	5,428

Total net increase (decrease)	$152,774	15,203	$14,010	1,385	$(29,632)	(2,954)	$137,152	13,634

See end of tables for footnotes.

American Funds Insurance Series      189

Asset Allocation Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$1,402,434	60,588	$1,053,838	46,034	$(2,607,246)	(117,896)	$(150,974)	(11,274)
Class 1A	3,797	162	411	18	(678)	(30)	3,530	150
Class 2	89,621	3,865	313,464	13,808	(682,422)	(29,567)	(279,337)	(11,894)
Class 3	897	38	2,098	91	(7,614)	(325)	(4,619)	(196)
Class 4	380,567	16,509	217,964	9,642	(180,958)	(7,998)	417,573	18,153

Total net increase (decrease)	$1,877,316	81,162	$1,587,775	69,593	$(3,478,918)	(155,816)	$(13,827)	(5,061)

Year ended December 31, 2017
Class 1	$1,929,702	84,102	$953,771	41,982	$(641,572)	(27,828)	$2,241,901	98,256
Class 1A2	4,261	184	121	5	(253)	(11)	4,129	178
Class 2	109,962	4,876	325,924	14,513	(579,020)	(25,433)	(143,134)	(6,044)
Class 3	1,400	61	2,246	99	(4,469)	(195)	(823)	(35)
Class 4	408,549	18,017	192,666	8,617	(159,354)	(7,104)	441,861	19,530

Total net increase (decrease)	$2,453,874	107,240	$1,474,728	65,216	$(1,384,668)	(60,571)	$2,543,934	111,885

Global Balanced Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$24,581	1,901	$3,154	265	$(847)	(66)	$26,888	2,100
Class 1A	2,209	171	56	5	(292)	(24)	1,973	152
Class 2	11,812	914	4,844	408	(24,153)	(1,905)	(7,497)	(583)
Class 4	35,652	2,821	1,646	140	(12,396)	(987)	24,902	1,974

Total net increase (decrease)	$74,254	5,807	$9,700	818	$(37,688)	(2,982)	$46,266	3,643

Year ended December 31, 2017
Class 1	$22,241	1,783	$3,607	285	$(6,039)	(501)	$19,809	1,567
Class 1A2	244	19	9	1	— [3]	— [3]	253	20
Class 2	16,382	1,346	7,928	628	(20,169)	(1,671)	4,141	303
Class 4	39,763	3,218	1,778	142	(2,261)	(182)	39,280	3,178

Total net increase (decrease)	$78,630	6,366	$13,322	1,056	$(28,469)	(2,354)	$63,483	5,068

Bond Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$856,250	80,879	$164,110	15,776	$(1,296,873)	(122,086)	$(276,513)	(25,431)
Class 1A	2,864	271	80	8	(674)	(64)	2,270	215
Class 2	107,831	10,281	93,483	9,101	(518,189)	(49,721)	(316,875)	(30,339)
Class 4	118,851	11,386	8,606	839	(47,758)	(4,587)	79,699	7,638

Total net increase (decrease)	$1,085,796	102,817	$266,279	25,724	$(1,863,494)	(176,458)	$(511,419)	(47,917)

Year ended December 31, 2017
Class 1	$967,669	88,718	$235,240	21,678	$(1,624,503)	(147,887)	$(421,594)	(37,491)
Class 1A2	1,338	122	21	2	(272)	(25)	1,087	99
Class 2	138,965	12,898	134,455	12,545	(273,010)	(25,301)	410	142
Class 4	212,848	19,725	6,398	597	(22,490)	(2,080)	196,756	18,242

Total net increase (decrease)	$1,320,820	121,463	$376,114	34,822	$(1,920,275)	(175,293)	$(223,341)	(19,008)

190      American Funds Insurance Series

Global Bond Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$126,990	10,666	$28,466		2,515		$(375,280)	(31,456)	$(219,824)	(18,275)
Class 1A	575	49	10		1		(241)	(21)	344	29
Class 2	41,190	3,507	26,720		2,377		(156,625)	(13,571)	(88,715)	(7,687)
Class 4	28,055	2,394	934		84		(17,922)	(1,548)	11,067	930

Total net increase (decrease)	$196,810	16,616	$56,130		4,977		$(550,068)	(46,596)	$(297,128)	(25,003)

Year ended December 31, 2017
Class 1	$177,200	15,155	$14,284		1,210		$(100,697)	(8,588)	$90,787	7,777
Class 1A2	74	6	—	[3]	—	[3]	— [3]	— [3]	74	6
Class 2	45,841	3,978	11,132		952		(79,734)	(6,868)	(22,761)	(1,938)
Class 4	20,651	1,777	197		17		(2,949)	(255)	17,899	1,539

Total net increase (decrease)	$243,766	20,916	$25,613		2,179		$(183,380)	(15,711)	$85,999	7,384

High-Income Bond Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$15,126	1,484	$34,114		3,526		$(136,193)	(13,306)	$(86,953)	(8,296)
Class 1A	621	61	40		5		(365)	(36)	296	30
Class 2	12,354	1,231	43,383		4,563		(111,276)	(11,157)	(55,539)	(5,363)
Class 3	1,837	179	664		68		(4,223)	(418)	(1,722)	(171)
Class 4	51,449	4,747	1,733		168		(53,384)	(4,942)	(202)	(27)

Total net increase (decrease)	$81,387	7,702	$79,934		8,330		$(305,441)	(29,859)	$(144,120)	(13,827)

Year ended December 31, 2017
Class 1	$43,584	4,162	$43,816		4,273		$(422,269)	(39,685)	$(334,869)	(31,250)
Class 1A2	400	39	12		1		(7)	(1)	405	39
Class 2	15,931	1,540	51,640		5,121		(92,969)	(8,946)	(25,398)	(2,285)
Class 3	397	38	805		78		(1,921)	(181)	(719)	(65)
Class 4	84,996	7,657	1,981		182		(72,820)	(6,577)	14,157	1,262

Total net increase (decrease)	$145,308	13,436	$98,254		9,655		$(589,986)	(55,390)	$(346,424)	(32,299)

See end of tables for footnotes.

American Funds Insurance Series      191

Mortgage Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$17,819	1,730	$4,658		457		$(74,088)	(7,185)	$(51,611)	(4,998)
Class 1A	732	71	15		2		(111)	(11)	636	62
Class 2	4,682	456	1,128		111		(10,509)	(1,023)	(4,699)	(456)
Class 4	14,315	1,403	424		41		(2,626)	(257)	12,113	1,187

Total net increase (decrease)	$37,548	3,660	$6,225		611		$(87,334)	(8,476)	$(43,561)	(4,205)

Year ended December 31, 2017
Class 1	$52,151	4,904	$5,982		566		$(59,926)	(5,621)	$(1,793)	(151)
Class 1A2	109	10	2		—	[3]	(6)	— [3]	105	10
Class 2	7,132	672	1,287		122		(8,011)	(755)	408	39
Class 4	8,522	808	204		20		(4,876)	(462)	3,850	366

Total net increase (decrease)	$67,914	6,394	$7,475		708		$(72,819)	(6,838)	$2,570	264

Ultra-Short Bond Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$25,371	2,233	$561		50		$(26,198)	(2,310)	$(266)	(27)
Class 1A	—	—	—	[3]	—	[3]	—	—	— [3]	— [3]
Class 2	103,165	9,332	2,762		250		(107,692)	(9,741)	(1,765)	(159)
Class 3	4,222	378	42		4		(3,944)	(353)	320	29
Class 4	16,908	1,513	153		14		(14,303)	(1,281)	2,758	246

Total net increase (decrease)	$149,666	13,456	$3,518		318		$(152,137)	(13,685)	$1,047	89

Year ended December 31, 2017
Class 1	$14,832	1,312	$184		16		$(15,478)	(1,371)	$(462)	(43)
Class 1A2	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	62,145	5,646	697		63		(111,628)	(10,146)	(48,786)	(4,437)
Class 3	1,448	130	15		2		(1,233)	(111)	230	21
Class 4	16,767	1,507	10		1		(14,407)	(1,294)	2,370	214

Total net increase (decrease)	$95,202	8,596	$906		82		$(142,746)	(12,922)	$(46,638)	(4,244)

192      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class 1	$67,360	5,655	$29,446	2,499		$(191,451)	(16,111)	$(94,645)	(7,957)
Class 1A	1,389	118	28	2		(214)	(18)	1,203	102
Class 2	43,398	3,680	24,431	2,094		(200,280)	(17,045)	(132,451)	(11,271)
Class 3	628	53	165	14		(1,997)	(168)	(1,204)	(101)
Class 4	45,391	3,857	1,313	113		(17,387)	(1,474)	29,317	2,496

Total net increase (decrease)	$158,166	13,363	$55,383	4,722		$(411,329)	(34,816)	$(197,780)	(16,731)

Year ended December 31, 2017
Class 1	$291,253	23,702	$23,401	1,927		$(226,514)	(18,425)	$88,140	7,204
Class 1A2	1,016	83	2	—	[3]	(714)	(58)	304	25
Class 2	49,410	4,091	19,498	1,621		(103,407)	(8,550)	(34,499)	(2,838)
Class 3	1,050	86	141	12		(1,501)	(123)	(310)	(25)
Class 4	27,872	2,299	663	55		(23,884)	(1,976)	4,651	378

Total net increase (decrease)	$370,601	30,261	$43,705	3,615		$(356,020)	(29,132)	$58,286	4,744

Managed Risk Growth Fund

	Sales[1]		Reinvestment of distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class P1	$1,861	140	$150	11		$(596)	(45)	$1,415	106
Class P2	79,190	6,025	21,792	1,658		(21,197)	(1,594)	79,785	6,089

Total net increase (decrease)	$81,051	6,165	$21,942	1,669		$(21,793)	(1,639)	$81,200	6,195

Year ended December 31, 2017
Class P1	$836	70	$29	2		$(230)	(19)	$635	53
Class P2	46,748	3,893	4,847	408		(16,010)	(1,330)	35,585	2,971

Total net increase (decrease)	$47,584	3,963	$4,876	410		$(16,240)	(1,349)	$36,220	3,024

Managed Risk International Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class P1	$321	30	$9	1		$(44)	(4)	$286	27
Class P2	33,085	3,040	3,419	323		(13,533)	(1,240)	22,971	2,123

Total net increase (decrease)	$33,406	3,070	$3,428	324		$(13,577)	(1,244)	$23,257	2,150

Year ended December 31, 2017
Class P1	$130	14	$2	—	[3]	$(166)	(17)	$(34)	(3)
Class P2	30,462	3,002	2,301	230		(9,880)	(967)	22,883	2,265

Total net increase (decrease)	$30,592	3,016	$2,303	230		$(10,046)	(984)	$22,849	2,262

See end of tables for footnotes.

American Funds Insurance Series      193

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class P1	$358	29	$22	2	$(43)	(4)	$337	27
Class P2	31,213	2,567	23,504	1,964	(35,759)	(2,843)	18,958	1,688

Total net increase (decrease)	$31,571	2,596	$23,526	1,966	$(35,802)	(2,847)	$19,295	1,715

Year ended December 31, 2017
Class P1	$59	5	$7	1	$(136)	(11)	$(70)	(5)
Class P2	83,072	6,949	10,722	898	(56,067)	(4,624)	37,727	3,223

Total net increase (decrease)	$83,131	6,954	$10,729	899	$(56,203)	(4,635)	$37,657	3,218

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class P1	$1,696,532	144,131	$164	13	$(30,979)	(2,639)	$1,665,717	141,505
Class P2	45,914	3,658	12,188	977	(16,805)	(1,320)	41,297	3,315

Total net increase (decrease)	$1,742,446	147,789	$12,352	990	$(47,784)	(3,959)	$1,707,014	144,820

Year ended December 31, 2017
Class P1	$1,093	92	$92	8	$(154)	(13)	$1,031	87
Class P2	27,997	2,382	9,501	835	(15,095)	(1,278)	22,403	1,939

Total net increase (decrease)	$29,090	2,474	$9,593	843	$(15,249)	(1,291)	$23,434	2,026

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2018
Class P1	$158,125	11,883	$98,747	7,599	$(1,735,518)	(141,232)	$(1,478,646)	(121,750)
Class P2	122,897	9,265	144,221	11,089	(250,843)	(19,040)	16,275	1,314

Total net increase (decrease)	$281,022	21,148	$242,968	18,688	$(1,986,361)	(160,272)	$(1,462,371)	(120,436)

Year ended December 31, 2017
Class P1	$264,545	20,631	$25,264	1,986	$(25,397)	(1,973)	$264,412	20,644
Class P2	253,137	19,936	45,200	3,559	(153,999)	(11,957)	144,338	11,538

Total net increase (decrease)	$517,682	40,567	$70,464	5,545	$(179,396)	(13,930)	$408,750	32,182

[1]	Includes exchanges between share classes of the fund.
[2]	Class 1A shares began investment operations on January 6, 2017.
[3]	Amount less than one thousand.

194      American Funds Insurance Series

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2018 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,467,874	$1,662,024	$8,417,701	$3,211,601	$1,739,953	$4,319,816
Sales of investment securities*	1,724,252	2,030,293	9,996,481	2,598,799	2,109,957	4,791,714
Non-U.S. taxes (refunded) paid on interest income	—	—	—	—	43	—
Non-U.S. taxes (refunded) paid on realized gains	—	12	—	(45)	112	—
Non-U.S. taxes provided on unrealized gains	746	931	—	3,872	684	—
Dividend income from affiliated issuers	—	437	—	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$956,577	$11,487,304	$556,700	$605,766	$18,403,385	$204,201
Sales of investment securities*	1,040,568	12,435,378	512,739	476,357	19,811,470	172,949
Non-U.S. taxes (refunded) paid on interest income	—	—	(8)	—	—	17
Non-U.S. taxes (refunded) paid on realized gains	3	—	6	—	—	23
Non-U.S. taxes provided on unrealized gains	—	—	271	—	126	27
Dividend income from affiliated issuers	—	3,182	—	—	562	—
Interest income from affiliated issuers	—	—	—	—	2,196	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$44,757,939	$2,355,671	$880,471	$2,407,428	$—	$11,220,878
Sales of investment securities*	45,098,034	2,481,042	976,663	2,426,692	—	11,103,888
Non-U.S. taxes (refunded) paid on interest income	7	396	(2)	—	—	—
Non-U.S. taxes (refunded) paid on realized gains	(196)	578	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	368	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$109,572	$39,805	$64,381	$1,669,137	$504,021
Sales of investment securities*	21,960	11,908	38,201	47,528	1,854,151
Dividend income from affiliated issuers	3,340	3,202	7,264	4,163	80,687

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At December 31, 2018, American Funds Insurance Series — Portfolio Series Managed Risk Growth and Income Portfolio held 36% and 11% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series — Portfolio Series Managed Risk Global Allocation Portfolio and Managed Risk Asset Allocation Fund held 22% and 11% of the outstanding shares of Global Balanced Fund and Asset Allocation Fund, respectively.

American Funds Insurance Series      195

Financial highlights

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/2018	$30.51	$.29		$(2.65)	$(2.36)	$(.28)	$(2.13)	$(2.41)	$25.74	(8.81)%	$1,942		.55%		.98%
12/31/2017	24.05	.26		7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25		(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/2015	27.48	.25		1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
12/31/2014	30.11	.31	[2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08	[2]
Class 1A:
12/31/2018	30.46	.23		(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,4]	24.50	.11		6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39	[6]
Class 2:
12/31/2018	30.24	.22		(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19		7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18		(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/2015	27.30	.18		1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/2014	29.92	.24	[2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85	[2]
Class 4:
12/31/2018	30.13	.14		(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10		7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12		(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09		1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/2014	30.07	.07	[2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26	[2]

Global Small Capitalization Fund
Class 1:
12/31/2018	$25.38	$.11		$(2.51)	$(2.40)	$(.09)	$(1.14)	$(1.23)	$21.75	(10.31)%	$1,453		.73%		.42%
12/31/2017	20.24	.12		5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12		.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/2015	26.09	.04		.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
12/31/2014	25.69	.09		.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
Class 1A:
12/31/2018	25.36	.05		(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08		4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35	[6]
Class 2:
12/31/2018	24.72	.04		(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06		5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07		.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/2015	25.64	(.03)		.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/2014	25.25	.03		.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
Class 4:
12/31/2018	24.91	(.02)		(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	—	[8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		—	[9]
12/31/2016	24.11	.01		.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)		.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/2014	25.57	(.05)		.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)

196      American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/2018	$77.85	$.64		$.25	$.89	$(.54)	$(8.24)	$(8.78)	$69.96	(.01)%	$8,474	.34%		.81%
12/31/2017	67.29	.55		17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
12/31/2014	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118	.35		1.12	[2]
Class 1A:
12/31/2018	77.74	.47		.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,4]	68.84	.35		16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
12/31/2018	77.35	.44		.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37		17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
12/31/2014	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413	.60		.87	[2]
Class 3:
12/31/2018	78.32	.50		.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42		17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
12/31/2014	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208	.53		.94	[2]
Class 4:
12/31/2018	76.56	.24		.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18		17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42
12/31/2014	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24	.85		.47	[2]

See end of tables for footnotes.

American Funds Insurance Series      197

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Fund
Class 1:
12/31/2018	$21.71	$.34		$(2.97)	$(2.63)	$(.40)	$(1.02)	$(1.42)	$17.66	(12.94)%	$4,811	.53%		1.62%
12/31/2017	16.82	.26		5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27		.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
12/31/2014	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282	.54		1.43
Class 1A:
12/31/2018	21.67	.27		(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,4]	17.17	.09		4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
12/31/2018	21.63	.29		(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22		5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23		.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
12/31/2014	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374	.79		1.19
Class 3:
12/31/2018	21.75	.31		(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23		5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24		.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
12/31/2014	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38	.72		1.28
Class 4:
12/31/2018	21.42	.23		(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11		5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18		.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/2014	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04		.31

New World Fund
Class 1:
12/31/2018	$25.30	$.27		$(3.65)	$(3.38)	$(.27)	$(.67)	$(.94)	$20.98	(13.83)%	$1,702	.77%		1.11%
12/31/2017	19.72	.26		5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		1.14
12/31/2016	18.87	.24		.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		1.25
12/31/2015	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.92
12/31/2014	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433	.78		1.23	[2]
Class 1A:
12/31/2018	25.25	.21		(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[3,4]	20.14	.13		5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	.53	[6]
Class 2:
12/31/2018	25.07	.20		(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20		5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
12/31/2014	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03		1.01	[2]
Class 4:
12/31/2018	24.99	.14		(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14		5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
12/31/2014	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28		.40	[2]

198      American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund
Class 1:
12/31/2018	$14.96	$.31		$(1.44)	$(1.13)	$(.31)	$(1.14)	$(1.45)	$12.38	(8.45)%	$4,810		.41%		2.13%
12/31/2017	13.53	.32		1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/2015	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/2014	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
Class 1A:
12/31/2018	14.94	.26		(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,4]	13.75	.28		1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
12/31/2018	14.80	.27		(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28		1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/2015	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/2014	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
Class 4:
12/31/2018	14.77	.23		(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25		1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/2015	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/2014	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]

Global Growth and Income Fund
Class 1:
12/31/2018	$15.81	$.29		$(1.62)	$(1.33)	$(.28)	$(1.18)	$(1.46)	$13.02	(9.36)%	$492		.63%		1.94%
12/31/2017	13.02	.35		3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28		.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36		(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79
12/31/2014	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
Class 1A:
12/31/2018	15.81	.26		(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,4]	13.21	.18		3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[7]	.84	[6]	1.20	[6]
Class 2:
12/31/2018	15.78	.26		(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31		3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25		.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22		(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73
12/31/2014	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
Class 4:
12/31/2018	15.60	.21		(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22		3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21		.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17		(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32
12/31/2014	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]

See end of tables for footnotes.

American Funds Insurance Series      199

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth-Income Fund
Class 1:
12/31/2018	$50.22	$.84		$(1.25)	$(.41)	$(.84)	$(3.58)	$(4.42)	$45.39	(1.55)%	$16,783	.28%		1.65%
12/31/2017	44.41	.81		8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79		4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59
12/31/2014	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812	.29		1.56
Class 1A:
12/31/2018	50.15	.72		(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,4]	45.39	.67		7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]
Class 2:
12/31/2018	49.71	.71		(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68		8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67		4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34
12/31/2014	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337	.54		1.31
Class 3:
12/31/2018	50.29	.75		(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72		8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71		4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41
12/31/2014	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185	.47		1.38
Class 4:
12/31/2018	49.31	.58		(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56		8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56		4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25
12/31/2014	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30	.79		1.11

International Growth and Income Fund
Class 1:
12/31/2018	$17.72	$.45		$(2.39)	$(1.94)	$(.43)	$—	$(.43)	$15.35	(11.00)%	$1,034	.65%		2.62%
12/31/2017	14.48	.46		3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60
12/31/2014	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740	.68		3.32	[2]
Class 1A:
12/31/2018	17.70	.41		(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,4]	14.69	.34		3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
12/31/2018	17.66	.41		(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43		3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32
12/31/2014	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248	.93		3.21	[2]
Class 4:
12/31/2018	17.58	.36		(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37		3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02
12/31/2014	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18		1.52	[2]

200  American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Capital Income Builder
Class 1:
12/31/2018	$10.40	$.31	$(1.00)	$(.69)	$(.32)	$(.02)	$(.34)	$9.37	(6.77)%	$317		.54%		3.08%
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
12/31/2014[3,10]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [5]	20		.56	[6]	2.87	[6]
Class 1A:
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	2.63	[6]
Class 2:
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[11]	—	[7]	.46	[11]	3.12	[11]
12/31/2014[3,10]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,11]	—	[7]	.47	[6,11]	2.94	[6,11]
Class 4:
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/2014[3,10]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[5]	55		1.06	[6]	2.08	[6]

Asset Allocation Fund
Class 1:
12/31/2018	$23.71	$.48	$(1.43)	$(.95)	$(.44)	$(1.03)	$(1.47)	$21.29	(4.35)%	$14,627		.28%		2.04%
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556		.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008		.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913		.29		1.85
12/31/2014	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
Class 1A:
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7		.53		1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4		.53	[6]	1.69	[6]
Class 2:
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668		.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480		.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144		.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/2014	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
Class 3:
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29		.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38		.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35		.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/2014	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
Class 4:
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594		.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582		.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861		.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/2014	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55

See end of tables for footnotes.

American Funds Insurance Series      201

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund
Class 1:
12/31/2018	$12.75	$.23		$(.96)	$(.73)	$(.20)	$(.15)	$(.35)	$11.67	(5.81)%	$110		.72%		1.82%
12/31/2017	11.08	.21		1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19		.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/2014	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
Class 1A:
12/31/2018	12.74	.18		(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,4]	11.18	.16		1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[7]	.94	[6]	1.27	[6]
Class 2:
12/31/2018	12.72	.20		(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18		1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16		.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/2014	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
Class 4:
12/31/2018	12.63	.17		(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13		1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12		.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/2014	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [11]	—	[7]	.67	[11]	2.07	[2,11]

Bond Fund
Class 1:
12/31/2018	$10.82	$.29		$(.35)	$(.06)	$(.28)	$(.01)	$(.29)	$10.47	(.45)%	$5,962		.38%		2.70%
12/31/2017	10.80	.24		.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21		.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22		(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/2014	10.73	.23		.37	.60	(.25)	— [8]	(.25)	11.08	5.59	4,977		.39		2.03
Class 1A:
12/31/2018	10.80	.26		(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,4]	10.82	.22		.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
12/31/2018	10.69	.26		(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21		.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18		.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/2014	10.61	.20		.36	.56	(.22)	— [8]	(.22)	10.95	5.28	4,565		.64		1.79
Class 4:
12/31/2018	10.68	.23		(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19		.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15		.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/2014	10.69	.16		.39	.55	(.23)	— [8]	(.23)	11.01	5.15	29		.89		1.43

202  American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund
Class 1:
12/31/2018	$11.88	$.30	$(.44)	$(.14)	$(.28)	$(.04)	$(.32)	$11.42	(1.14)%	$1,015		.57%		2.56%
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/2014	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
Class 1A:
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27	[6]
Class 2:
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/2014	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
Class 4:
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/2014	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66

High-Income Bond Fund
Class 1:
12/31/2018	$10.19	$.64	$(.84)	$(.20)	$(.65)	$—	$(.65)	$9.34	(2.15)%	$501		.50%		6.32%
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
12/31/2014	11.13	.67	(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
Class 1A:
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[7]	.72	[6]	5.74	[6]
Class 2:
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/2014	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
Class 3:
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/2014	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
Class 4:
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/2014	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49

See end of tables for footnotes.

American Funds Insurance Series      203

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Mortgage Fund
Class 1:
12/31/2018	$10.47	$.20	$(.14)		$.06	$(.23)	$—	$(.23)	$10.30	.58%	$209		.48%		1.97%
12/31/2017	10.56	.16	—	[8]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		1.52
12/31/2016	10.61	.15	.11		.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		1.39
12/31/2015	10.70	.10	.13		.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
12/31/2014	10.23	.12	.45		.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
Class 1A:
12/31/2018	10.46	.18	(.14)		.04	(.22)	—	(.22)	10.28	.36	1		.73		1.77
12/31/2017[3,4]	10.55	.14	—	[8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	—	[7]	.70	[6]	1.38 [6]
Class 2:
12/31/2018	10.45	.18	(.15)		.03	(.20)	—	(.20)	10.28	.32	57		.73		1.72
12/31/2017	10.54	.14	(.01)		.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		1.27
12/31/2016	10.59	.12	.12		.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		1.14
12/31/2015	10.68	.07	.13		.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/2014	10.22	.10	.44		.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
Class 4:
12/31/2018	10.38	.15	(.15)		— [8]	(.19)	—	(.19)	10.19	.07	24		.98		1.49
12/31/2017	10.48	.11	—	[8]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		1.03
12/31/2016	10.52	.09	.12		.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.86
12/31/2015	10.65	.04	.14		.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/2014	10.23	.05	.46		.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47

Ultra-Short Bond Fund
Class 1:
12/31/2018	$11.29	$.18	$—	[8]	$.18	$(.16)	$—	$(.16)	$11.31	1.58%	$37		.35%		1.60%
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
12/31/2014	11.31	(.03)	—		(.03)	—	—	—	11.28	(.27)	49		.34		(.26)
Class 1A:
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [11]	—	[7]	.35	[11]	1.60 [11]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,11]	—	[7]	.34	[6,11]	.69 [6,11]
Class 2:
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
12/31/2014	11.12	(.06)	—		(.06)	—	—	—	11.06	(.54)	331		.59		(.51)
Class 3:
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
12/31/2014	11.21	(.05)	—		(.05)	—	—	—	11.16	(.45)	8		.52		(.44)
Class 4:
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)
12/31/2014	11.30	(.09)	.04		(.05)	—	—	—	11.25	(.44)	7		.84		(.77)

204      American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/2018	$12.08	$.24	$(.13)	$.11	$(.25)	$—	$(.25)	$11.94	.91%		$1,445		.36%		2.02%
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
12/31/2014	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24		1,723		.35		1.24
Class 1A:
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,4]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[7]	.58	[6]	1.53	[6]
Class 2:
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
12/31/2014	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01		1,717		.60		1.00
Class 3:
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
12/31/2014	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11		13		.53		1.08
Class 4:
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56
12/31/2014	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76		21		.85		.50

See end of tables for footnotes.

American Funds Insurance Series      205

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Growth Fund
Class P1:
12/31/2018	$13.22	$.11	$(.04)	$.07	$(.10)	$(.89)	$(.99)	$12.30	(.04)%[11]	$3		.42%[11]		.37%[11]		.71%[11]		.82%[11]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [11]	2		.42	[11]	.36	[11]	.70	[11]	.69	[11]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [11]	1		.50	[11]	.34	[11]	.68	[11]	.79	[11]
12/31/2015	11.37	.09	.03	.12	—	—	—	11.49	1.06 [11]	—	[7]	.53	[11]	.29	[11]	.63	[11]	.80	[11]
12/31/2014	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18 [11]	—	[7]	.50	[11]	.32	[11]	.65	[11]	2.71	[11]
Class P2:
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04	.04	.08	—	—	—	11.43	.71	146		.89		.66		1.00		.31
12/31/2014	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79		.87		.69		1.02		1.01

Managed Risk International Fund
Class P1:
12/31/2018	$11.25	$.32	$(1.44)	$(1.12)	$(.26)	$(.05)	$(.31)	$9.82	(10.11)%[11]	$—	[7]	.33%[11]		.28%[11]		.77%[11]		3.02%[11]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [11]	—	[7]	.28	[11]	.20	[11]	.69	[11]	1.13	[11]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[11]	—	[7]	.39	[11]	.23	[11]	.74	[11]	1.15	[11]
12/31/2015	10.10	.18	(.80)	(.62)	— [8]	—	— [8]	9.48	(6.12)[11]	—	[7]	.45	[11]	.21	[11]	.72	[11]	1.75	[11]
12/31/2014	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[11]	—	[7]	.50	[11]	.25	[11]	.76	[11]	1.33	[11]
Class P2:
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13	(.79)	(.66)	— [8]	—	— [8]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/2014	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/2018	$13.04	$.40	$(1.27)	$(.87)	$(.45)	$(.44)	$(.89)	$11.28	(6.99)%[11]	$—	[7]	.33%[11]		.28%[11]		.67%[11]		3.21%[11]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [11]	—	[7]	.30	[11]	.25	[11]	.64	[11]	1.59	[11]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [11]	—	[7]	.43	[11]	.27	[11]	.67	[11]	1.83	[11]
12/31/2015	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[11]	—	[7]	.50	[11]	.27	[11]	.66	[11]	1.64	[11]
12/31/2014	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58 [11]	—	[7]	.50	[11]	.31	[11]	.70	[11]	3.43	[11]
Class P2:
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/2014	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98		.88		.69		1.08		4.27

Managed Risk Growth-Income Fund
Class P1:
12/31/2018	$12.66	$(.02)	$(.15)	$(.17)	$(.19)	$(.57)	$(.76)	$11.73	(1.66)%[11]	$1,662		.40%[11]		.35%[11]		.64%[11]		(.20)%[11]
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [11]	2		.44	[11]	.37	[11]	.66	[11]	1.61	[11]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [11]	1		.52	[11]	.36	[11]	.64	[11]	1.46	[11]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[11]	1		.56	[11]	.31	[11]	.59	[11]	2.17	[11]
12/31/2014	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [11]	—	[7]	.45	[11]	.25	[11]	.52	[11]	2.94	[11]
Class P2:
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230		.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206		.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/2014	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38

206      American Funds Insurance Series

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[13]	Net effective expense ratio[13,14]	Ratio of net income to average net assets[13]

Managed Risk Asset Allocation Fund
Class P1:
12/31/2018	$13.59	$.22	$(.80)	$(.58)	$(.25)	$(.53)	$(.78)	$12.23	(4.63)%	$2	.37%	.32%	.59%	1.67%
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43	.38	.66	1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43	.38	.66	1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54	.40	.68	2.06
12/31/2014	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277	.53	.48	.76	1.04
Class P2:
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62	.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68	.63	.91	1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68	.63	.91	1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79	.66	.94	1.16
12/31/2014	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780	.79	.73	1.01	1.33

See end of tables for footnotes.

American Funds Insurance Series      207

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15]	Year ended December 31
	2018	2017	2016	2015	2014
Capital Income Builder	42%	59%	41%	38%	24%
Asset Allocation Fund	34	39	43	28	42
Global Balanced Fund	30	28	43	36	40
Bond Fund	98	153	108	141	121
Global Bond Fund	78	74	70	88	134
Mortgage Fund	60	98	113	138	108
U.S. Government/AAA-Rated Securities Fund	76	120	273	352	88

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[15]	Year ended December 31
	2018	2017	2016	2015	2014
Global Growth Fund	25%	31%	27%	29%	22%
Global Small Capitalization Fund	43	33	40	36	28
Growth Fund	35	24	26	20	29
International Fund	29	29	31	37	18
New World Fund	58	56	32	39	36
Blue Chip Income and Growth Fund	49	34	30	26	37
Global Growth and Income Fund	49	41	57	37	28
Growth-Income Fund	39	27	27	25	25
International Growth and Income Fund	38	51	32	35	34
Capital Income Builder Fund	98	88	53	128	35 [5,10]
Asset Allocation Fund	86	85	83	76	88
Global Balanced Fund	51	41	65	76	73
Bond Fund	514	502	375	434	365
Global Bond Fund	125	105	154	159	200
High-Income Bond Fund	67	78	89	66	54
Mortgage Fund	811	680	713	1103	790
U.S. Government/AAA-Rated Securities Fund	446	551	539	901	387
Ultra-Short Bond Fund	— [16]	— [16]	— [12,16]	N/A	N/A
Managed Risk Growth Fund	7	25	15	16	22
Managed Risk International Fund	8	25	26	15	22
Managed Risk Blue Chip Income and Growth Fund	11	32	9	20	22
Managed Risk Growth-Income Fund	14	26	14	11	28
Managed Risk Asset Allocation Fund	12	1	3	3	3

[1]	Based on average shares outstanding.
[2]

For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

[3]	Based on operations for a period that is less than a full year.
[4]	Class 1A shares began investment operations on January 6, 2017.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[11]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]

This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.

[14]

This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Amount is either less than 1% or there is no turnover.

See notes to financial statements

208      American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including summary investment portfolios of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund and investment portfolios of Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund, (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 12, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Insurance Series      209

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2018, through December 31, 2018).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

210      American Funds Insurance Series

	Beginning account value 7/1/2018	Ending account value 12/31/2018	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$883.81	$2.66	.56%
Class 1 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 1A — actual return	1,000.00	882.71	3.84	.81
Class 1A — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 2 — actual return	1,000.00	882.86	3.84	.81
Class 2 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 4 — actual return	1,000.00	881.92	5.03	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$857.65	$3.46	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 1A — actual return	1,000.00	856.00	4.58	.98
Class 1A — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 2 — actual return	1,000.00	856.32	4.63	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	854.97	5.80	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$909.41	$1.64	.34%
Class 1 — assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 1A — actual return	1,000.00	908.27	2.84	.59
Class 1A — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 2 — actual return	1,000.00	908.31	2.84	.59
Class 2 — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 — actual return	1,000.00	908.54	2.50	.52
Class 3 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	907.21	4.04	.84
Class 4 — assumed 5% return	1,000.00	1,020.97	4.28	.84

International Fund
Class 1 — actual return	$1,000.00	$870.74	$2.50	.53%
Class 1 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 1A — actual return	1,000.00	870.06	3.68	.78
Class 1A — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 2 — actual return	1,000.00	870.02	3.68	.78
Class 2 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 3 — actual return	1,000.00	869.83	3.35	.71
Class 3 — assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 4 — actual return	1,000.00	868.31	4.85	1.03
Class 4 — assumed 5% return	1,000.00	1,020.01	5.24	1.03

New World Fund
Class 1 — actual return	$1,000.00	$896.60	$3.73	.78%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 1A — actual return	1,000.00	895.48	4.92	1.03
Class 1A — assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class 2 — actual return	1,000.00	895.53	4.92	1.03
Class 2 — assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class 4 — actual return	1,000.00	894.44	6.11	1.28
Class 4 — assumed 5% return	1,000.00	1,018.75	6.51	1.28

See end of tables for footnotes.

American Funds Insurance Series      211

	Beginning account value 7/1/2018	Ending account value 12/31/2018	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$911.16	$1.98	.41%
Class 1 — assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 1A — actual return	1,000.00	910.38	3.18	.66
Class 1A — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 2 — actual return	1,000.00	910.78	3.18	.66
Class 2 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	909.57	4.38	.91
Class 4 — assumed 5% return	1,000.00	1,020.62	4.63	.91

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$913.67	$3.09	.64%
Class 1 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 1A — actual return	1,000.00	912.85	4.29	.89
Class 1A — assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 2 — actual return	1,000.00	911.89	4.29	.89
Class 2 — assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 4 — actual return	1,000.00	911.37	5.49	1.14
Class 4 — assumed 5% return	1,000.00	1,019.46	5.80	1.14

Growth-Income Fund
Class 1 — actual return	$1,000.00	$923.69	$1.36	.28%
Class 1 — assumed 5% return	1,000.00	1,023.79	1.43	.28
Class 1A — actual return	1,000.00	922.58	2.57	.53
Class 1A — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 2 — actual return	1,000.00	922.65	2.57	.53
Class 2 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 3 — actual return	1,000.00	922.81	2.23	.46
Class 3 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 4 — actual return	1,000.00	921.20	3.78	.78
Class 4 — assumed 5% return	1,000.00	1,021.27	3.97	.78

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$906.95	$3.17	.66%
Class 1 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 1A — actual return	1,000.00	905.76	4.37	.91
Class 1A — assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 2 — actual return	1,000.00	905.61	4.37	.91
Class 2 — assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 4 — actual return	1,000.00	904.62	5.57	1.16
Class 4 — assumed 5% return	1,000.00	1,019.36	5.90	1.16

Capital Income Builder
Class 1 — actual return	$1,000.00	$952.39	$2.71	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 1A — actual return	1,000.00	951.11	3.89	.79
Class 1A — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 2 — actual return	1,000.00	951.20	3.93	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	949.90	5.11	1.04
Class 4 — assumed 5% return	1,000.00	1,019.96	5.30	1.04

212      American Funds Insurance Series

	Beginning account value 7/1/2018	Ending account value 12/31/2018	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$945.68	$1.37	.28%
Class 1 — assumed 5% return	1,000.00	1,023.79	1.43	.28
Class 1A — actual return	1,000.00	944.75	2.60	.53
Class 1A — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 2 — actual return	1,000.00	944.68	2.60	.53
Class 2 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 3 — actual return	1,000.00	944.92	2.26	.46
Class 3 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 4 — actual return	1,000.00	943.52	3.82	.78
Class 4 — assumed 5% return	1,000.00	1,021.27	3.97	.78

Global Balanced Fund
Class 1 — actual return	$1,000.00	$946.36	$3.58	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 1A — actual return	1,000.00	944.87	4.80	.98
Class 1A — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 2 — actual return	1,000.00	945.15	4.80	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 — actual return	1,000.00	943.60	6.03	1.23
Class 4 — assumed 5% return	1,000.00	1,019.00	6.26	1.23

Bond Fund
Class 1 — actual return	$1,000.00	$1,013.36	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 1A — actual return	1,000.00	1,012.94	3.20	.63
Class 1A — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 2 — actual return	1,000.00	1,012.27	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 4 — actual return	1,000.00	1,010.76	4.51	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,004.05	$2.93	.58%
Class 1 — assumed 5% return	1,000.00	1,022.28	2.96	.58
Class 1A — actual return	1,000.00	1,002.59	4.14	.82
Class 1A — assumed 5% return	1,000.00	1,021.07	4.18	.82
Class 2 — actual return	1,000.00	1,002.66	4.19	.83
Class 2 — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 4 — actual return	1,000.00	1,001.01	5.45	1.08
Class 4 — assumed 5% return	1,000.00	1,019.76	5.50	1.08

See end of tables for footnotes.

American Funds Insurance Series      213

	Beginning account value 7/1/2018	Ending account value 12/31/2018	Expenses paid during period[1]	Annualized expense ratio

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$973.84	$2.54	.51%
Class 1 — assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 1A — actual return	1,000.00	972.85	3.73	.75
Class 1A — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 2 — actual return	1,000.00	973.23	3.78	.76
Class 2 — assumed 5% return	1,000.00	1,021.37	3.87	.76
Class 3 — actual return	1,000.00	973.26	3.43	.69
Class 3 — assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 4 — actual return	1,000.00	970.96	5.02	1.01
Class 4 — assumed 5% return	1,000.00	1,020.11	5.14	1.01

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,018.13	$2.54	.50%
Class 1 — assumed 5% return	1,000.00	1,022.68	2.55	.50
Class 1A — actual return	1,000.00	1,016.98	3.81	.75
Class 1A — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 2 — actual return	1,000.00	1,015.95	3.81	.75
Class 2 — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 4 — actual return	1,000.00	1,014.64	5.13	1.01
Class 4 — assumed 5% return	1,000.00	1,020.11	5.14	1.01

Ultra-Short Bond Fund
Class 1 — actual return	$1,000.00	$1,009.21	$1.92	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 1A — actual return	1,000.00	1,009.23	1.87	.37
Class 1A — assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 2 — actual return	1,000.00	1,008.25	3.14	.62
Class 2 — assumed 5% return	1,000.00	1,022.08	3.16	.62
Class 3 — actual return	1,000.00	1,007.42	2.78	.55
Class 3 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 4 — actual return	1,000.00	1,006.62	4.40	.87
Class 4 — assumed 5% return	1,000.00	1,020.82	4.43	.87

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,020.09	$1.83	.36%
Class 1 — assumed 5% return	1,000.00	1,023.39	1.84	.36
Class 1A — actual return	1,000.00	1,019.74	3.11	.61
Class 1A — assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 2 — actual return	1,000.00	1,019.76	3.11	.61
Class 2 — assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 3 — actual return	1,000.00	1,019.28	2.75	.54
Class 3 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 4 — actual return	1,000.00	1,018.62	4.38	.86
Class 4 — assumed 5% return	1,000.00	1,020.87	4.38	.86

214      American Funds Insurance Series

	Beginning account value 7/1/2018	Ending account value 12/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$948.34	$1.92	.39%	$3.49	.71%
Class P1 — assumed 5% return	1,000.00	1,023.24	1.99	.39	3.62	.71
Class P2 — actual return	1,000.00	946.51	3.19	.65	4.76	.97
Class P2 — assumed 5% return	1,000.00	1,021.93	3.31	.65	4.94	.97

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$903.38	$1.54	.32%	$3.69	.77%
Class P1 — assumed 5% return	1,000.00	1,023.59	1.63	.32	3.92	.77
Class P2 — actual return	1,000.00	901.89	3.16	.66	5.42	1.13
Class P2 — assumed 5% return	1,000.00	1,021.88	3.36	.66	5.75	1.13

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$947.22	$1.52	.31%	$3.29	.67%
Class P1 — assumed 5% return	1,000.00	1,023.64	1.58	.31	3.41	.67
Class P2 — actual return	1,000.00	945.53	3.14	.64	5.00	1.02
Class P2 — assumed 5% return	1,000.00	1,021.98	3.26	.64	5.19	1.02

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$950.38	$1.72	.35%	$3.15	.64%
Class P1 — assumed 5% return	1,000.00	1,023.44	1.79	.35	3.26	.64
Class P2 — actual return	1,000.00	948.19	3.19	.65	4.57	.93
Class P2 — assumed 5% return	1,000.00	1,021.93	3.31	.65	4.74	.93

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$955.05	$1.38	.28%	$2.91	.59%
Class P1 — assumed 5% return	1,000.00	1,023.79	1.43	.28	3.01	.59
Class P2 — actual return	1,000.00	953.49	2.66	.54	4.14	.84
Class P2 — assumed 5% return	1,000.00	1,022.48	2.75	.54	4.28	.84

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series      215

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216      American Funds Insurance Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation

James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	91	Mercury General Corporation

Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	78	None

Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None

R. Clark Hooper, 1946	2010	Private investor	81	None

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	80	Mastercard Incorporated; Trimble Inc.

Laurel B. Mitchell, PhD, 1955	2010	Chair, California Jump$tart Coalition for Personal Financial Literacy; Part-time faculty, Pomona College; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	78	None

Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President, The University of North Carolina; former President, George W. Bush Foundation	82	None

Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	77	None

Leonard R. Fuller and Frank M. Sanchez retired from the board on December 31, 2018. The trustees thank Mr. Fuller and Mr. Sanchez for their dedication and service to the fund.

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Co-President	1998	Partner — Capital International Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

Michael C. Gitlin, 1970	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	77	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series      217

Board of trustees and other officers (continued)

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 Co-President	1998	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Maria Manotok Pathria, 1974 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]

John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Martin Jacobs, 1962 Vice President	2016	Partner — Capital World Investors, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]

S. Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company

Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[4]

The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]

All of the trustees and/or officers listed, with the exception of Martin Jacobs, S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[6]	Company affiliated with Capital Research and Management Company.

218      American Funds Insurance Series

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

6,347,216,058

Total shares voting on November 28, 2018

4,343,768,464 (68.4% of shares outstanding)

The proposal: to elect board members:

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
William H. Baribault	4,208,852,644	96.9%	134,915,821	3.1%
James G. Ellis	4,216,149,993	97.1	127,618,471	2.9
Nariman Farvardin	4,218,959,298	97.1	124,809,166	2.9
Michael C. Gitlin	4,222,232,502	97.2	121,535,962	2.8
Mary Davis Holt	4,224,279,601	97.2	119,488,863	2.8
R. Clark Hooper	4,216,559,229	97.1	127,209,235	2.9
Merit E. Janow	4,220,194,031	97.2	123,574,433	2.8
Laurel B. Mitchell	4,224,436,631	97.3	119,331,833	2.7
Donald D. O’Neal	4,220,647,956	97.2	123,120,508	2.8
Margaret Spellings	4,219,675,934	97.1	124,092,530	2.9
Alexandra Trower	4,225,223,365	97.3	118,545,099	2.7

American Funds Insurance Series      219

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

220      American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2018, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2019, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

Printed on paper containing 10% post-consumer waste

© 2019 Capital Group. All rights reserved.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital System	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	American Funds Insurance Series equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 100% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 65% of 10-year periods and 81% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2018, as supplemented January 1, 2019.
[2]

Based on Class 1 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund.

[3]	Based on management fees for the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

Lit. No. INGEARX-998-0219P    Litho in USA RCG/RRD/8074-S66544

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended December 31, 2018, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(a) Audit Fees	$101,963	$105,019
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$34,365	$60,895
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$390,644	$328,928

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2017 and 2018 were $461,694 and $452,746, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 8, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 8, 2019